UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23078

Virtus ETF Trust II

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas, 14th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

(a)   The Report(s) to Shareholders are attached herewith.

Virtus AlphaSimplex Managed Futures ETF

ASMF / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures ETF ("Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures ETF	$76	0.80%

Commentary by AlphaSimplex Group, LLC

For the fiscal year ended July 31, 2025, the Fund at NAV returned -10.15%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.67%, and the ICE BofA US Treasury Bill 3 Month Index, which serves as the style-specific index, returned 4.57%.

What factors impacted Fund performance over the reporting period?

The Fund seeks to provide capital appreciation consistent with the risk and return characteristics of a basket of the largest managed futures funds in the world. The Fund takes a diversified approach to identifying price trends by combining index replication techniques with insights from AlphaSimplex’s own trend-following models. It takes positions in highly liquid futures contracts in 20 different assets across global equity, bond, currency, and commodity markets. For the fiscal year ended July 31, 2025, the Fund’s losses were driven by long positions in equity markets, with additional losses from fixed income, currencies, and commodities as trends in these markets reversed multiple times.

FACTOR

IMPACT

  SUMMARY

Equities

Negative

As equity markets whipsawed, especially around tariff “Liberation Day” in April 2025, the Fund experienced losses from long positions in equities, particularly in international developed markets as represented by the EURO STOXX 50® Index and the Tokyo Stock Price Index.

Fixed income

Negative

The Fund moved between long and short positions in response to changing trends in bond markets. These positions led to losses, particularly from U.S. bonds.

Currencies

Negative

Currency losses were driven by long positions in foreign currencies while being short the U.S. dollar. The largest losses came from the Japanese yen and the euro. Short positions in the Australian dollar and the Canadian dollar provided some gains.

Commodities

Negative

Commodities were more mixed. The Fund had gains from long positions in gold, but these gains were outweighed by losses from other commodity markets (especially energies).

Virtus AlphaSimplex Managed Futures ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

	Virtus AlphaSimplex Managed Futures ETF - NAV $9,053	FT Wilshire 5000 Index $12,048	ICE BofA US Treasury Bill 3 Month Index $10,574
5/15/24	$10,000	$10,000	$10,000
5/31/24	$10,076	$9,916	$10,026
6/30/24	$10,195	$10,228	$10,067
7/31/24	$10,075	$10,416	$10,112
8/31/24	$9,809	$10,642	$10,160
9/30/24	$9,977	$10,858	$10,204
10/31/24	$9,508	$10,779	$10,243
11/30/24	$9,478	$11,492	$10,282
12/31/24	$9,660	$11,144	$10,324
1/31/25	$9,822	$11,494	$10,362
2/28/25	$9,514	$11,270	$10,395
3/31/25	$9,415	$10,605	$10,429
4/30/25	$9,066	$10,535	$10,465
5/31/25	$9,109	$11,209	$10,503
6/30/25	$9,176	$11,783	$10,538
7/31/25	$9,053	$12,048	$10,574
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 5/15/24
Virtus AlphaSimplex Managed Futures ETF - NAV	-10.15	-7.89
FT Wilshire 5000 Index	15.67	16.64
ICE BofA US Treasury Bill 3 Month Index	4.57	4.72

• The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The ICE BofA US Treasury Bill 3 Month Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus AlphaSimplex Managed Futures ETF | 2

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$16,137,442
Total number of portfolio holdings	0
Total advisory fees paid	$115,350
Portfolio turnover rate	0%

% RISK ALLOCATION (includes futures contracts)

Commodities	37
Currencies	23
Equities	27
Fixed Income	13

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Alternative Investment Advisers, LLC (“VAIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VAIA. Both VAIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8112

Virtus AlphaSimplex Managed Futures ETF | 3

Virtus Duff & Phelps Clean Energy ETF

VCLN / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the Virtus Duff & Phelps Clean Energy ETF ("Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Clean Energy ETF	$62	0.59%

Commentary by Duff & Phelps Investment Management Co.

For the fiscal year ended July 31, 2025, the Fund at NAV returned 10.64%. For the same period, the S&P Global Broad Market Index (net), a broad-based securities market index, returned 15.04%, and the S&P Global Clean Energy Transition Index (net), which serves as the style-specific index, returned -2.92%.

What factors impacted Fund performance over the reporting period?

Individual stock selection contributed the vast majority to positive returns relative to the S&P Global Clean Energy Transition Index (net) (“Index”), which serves as the Fund’s style-specific index, for the 12-month period ended July 31, 2025. By sector, exposure to industrials contributed the most to relative performance. Within this sector, an overweight position in a fuel cell manufacturer and specific out-of-benchmark holdings in engineering & construction and electrification equipment stocks were the largest contributors. An overweight to the energy sector also contributed to relative performance as the Fund owned out-of-benchmark holdings in a carbon capture solutions provider and a nuclear fuel company. Stock selection in the information technology sector detracted from performance. In terms of regional attribution, an underweight exposure to Brazil was slightly negative for relative performance during the period primarily due to utilities within that region.

FACTOR

IMPACT

  SUMMARY

Industrials

Positive

Stock selection contributed to relative returns, particularly an overweight position in Bloom Energy; holding out-of-benchmark names Argan Inc., GE Vernova, and Maire SpA; and an underweight position in Vestas Wind Systems.

Energy

Positive

An overweight exposure to and stock selection within the sector, particularly in out-of-benchmark names DT Midstream and Cameco Corp., were positive for performance.

Information Technology

Negative

Sector allocation partially offset strong stock selection as the Fund was slightly overweight in information technology, which underperformed the Index.

Brazil

Negative

An underweight exposure to Brazil was slightly negative for relative performance during the period primarily due to utilities within that region, which outperformed the Index.

Virtus Duff & Phelps Clean Energy ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

	Virtus Duff & Phelps Clean Energy ETF - NAV $8,294	S&P Global Broad Market Index (net) $13,191	S&P Global Clean Energy Transition Index (net) $6,174
8/3/21	$10,000	$10,000	$10,000
8/31/21	$10,225	$10,170	$10,089
9/30/21	$9,547	$9,770	$9,377
10/31/21	$10,969	$10,231	$10,922
11/30/21	$10,249	$9,944	$10,140
12/31/21	$9,544	$10,332	$9,231
1/31/22	$8,320	$9,788	$8,107
2/28/22	$9,017	$9,565	$9,056
3/31/22	$9,341	$9,749	$9,406
4/30/22	$8,355	$8,971	$8,280
5/31/22	$8,735	$8,976	$8,711
6/30/22	$8,083	$8,205	$8,324
7/31/22	$9,624	$8,781	$9,786
8/31/22	$9,602	$8,477	$9,779
9/30/22	$8,393	$7,656	$8,438
10/31/22	$8,487	$8,115	$8,296
11/30/22	$9,344	$8,735	$9,210
12/31/22	$8,813	$8,407	$8,769
1/31/23	$9,217	$9,022	$9,118
2/28/23	$8,730	$8,771	$8,486
3/31/23	$8,840	$8,979	$8,715
4/30/23	$8,387	$9,091	$8,245
5/31/23	$8,171	$8,981	$8,080
6/30/23	$8,350	$9,503	$8,140
7/31/23	$8,320	$9,867	$8,111
8/31/23	$7,404	$9,580	$7,132
9/30/23	$6,792	$9,183	$6,500
10/31/23	$6,227	$8,872	$5,762
11/30/23	$6,811	$9,689	$6,305
12/31/23	$7,281	$10,199	$6,984
1/31/24	$6,616	$10,218	$6,225
2/29/24	$6,637	$10,650	$6,219
3/31/24	$6,992	$10,982	$6,251
4/30/24	$6,837	$10,613	$5,940
5/31/24	$7,913	$11,036	$6,688
6/30/24	$7,054	$11,230	$6,033
7/31/24	$7,497	$11,466	$6,359
8/31/24	$7,580	$11,727	$6,440
9/30/24	$7,938	$12,005	$6,625
10/31/24	$7,249	$11,727	$5,894
11/30/24	$7,262	$12,181	$5,574
12/31/24	$6,709	$11,856	$5,182
1/31/25	$6,834	$12,234	$5,183
2/28/25	$6,659	$12,125	$5,067
3/31/25	$6,675	$11,661	$5,174
4/30/25	$6,847	$11,773	$5,357
5/31/25	$7,393	$12,451	$5,769
6/30/25	$7,848	$13,014	$5,996
7/31/25	$8,294	$13,191	$6,174
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 8/3/21
Virtus Duff & Phelps Clean Energy ETF - NAV	10.64	-4.58
S&P Global Broad Market Index (net)	15.04	7.18
S&P Global Clean Energy Transition Index (net)	-2.92	-11.37

• The S&P Global Broad Market Index (net) is a float-adjusted market capitalization-weighted index that measures global stock market performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The S&P Global Clean Energy Transition Index (net) is designed to measure the performance of companies in global clean energy-related businesses from both developed and emerging markets, with a target constituent count of 100, calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Duff & Phelps Clean Energy ETF | 2

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$7,138,334
Total number of portfolio holdings	43
Total advisory fees paid	$32,950
Portfolio turnover rate	69%

ASSET ALLOCATION Footnote Reference(1)

Utilities	46.5%
Industrials	31.1%
Information Technology	17.2%
Energy	3.6%
Materials	1.6%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8133

Virtus Duff & Phelps Clean Energy ETF | 3

Virtus KAR Mid-Cap ETF

KMID / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the Virtus KAR Mid-Cap ETF ("Fund") for the period of October 15, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap ETF	$63Footnote Reference(a)	0.80%
Footnote	Description
Footnote(a)	Based on the period October 15, 2024 (commencement of operations) through July 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

For the period October 15, 2024 (inception) to July 31, 2025, the Fund at NAV returned -1.68%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 9.74%, and the Russell Midcap® Index, which serves as the style-specific index, returned 6.16%.

What factors impacted Fund performance over the reporting period?

The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and overweights in both health care and industrials detracted from performance relative to the Russell Midcap® Index, which serves as the Fund’s style-specific index, from the Fund’s inception through the end of the fiscal year on July 31, 2025. Stock selection and an overweight in information technology, as well as an underweight in materials, contributed to performance. The biggest contributors to relative performance from the Fund’s inception to the end of the fiscal period were EMCOR Group, HEICO, Monolithic Power Systems, LPL Financial, and Teledyne Technologies. The biggest detractors from performance from inception to the end of the fiscal period were Align Technology, Old Dominion Freight Line, Cooper Companies, Fair Isaac, and West Pharmaceutical Companies.

FACTOR

IMPACT

  SUMMARY

EMCOR Group

Positive

EMCOR delivered strong growth and profit margin expansion, benefiting from strong demand for its U.S. construction services across various end markets, notably datacenters, while continuing to grow its pipeline for future work.

HEICO

Positive

HEICO continued to execute in all business segments as demand for the company’s parts increased in both commercial and defense aircraft. The company continued to gain market share within the aviation industry.

Align Technology

Negative

Align saw sluggish demand for its orthodontic aligners as high interest rates impeded customers from choosing the company’s higher-priced alignment options over traditional bracket-and-wire braces.

Old Dominion Freight Line

Negative

Old Dominion Freight Line’s share price declined due to ongoing softness in the trucking market, which caused revenues and profits to decline during the period. Despite these negatives, Old Dominion’s recent quarterly results compared favorably to those of other carriers

Virtus KAR Mid-Cap ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

	Virtus KAR Mid-Cap ETF - NAV $9,832	FT Wilshire 5000 Index $10,974	Russell Midcap® Index $10,616
10/15/24	$10,000	$10,000	$10,000
10/31/24	$9,813	$9,818	$9,827
11/30/24	$10,469	$10,467	$10,694
12/31/24	$9,713	$10,150	$9,942
1/31/25	$10,068	$10,469	$10,365
2/28/25	$9,860	$10,265	$10,070
3/31/25	$9,478	$9,659	$9,604
4/30/25	$9,445	$9,596	$9,504
5/31/25	$9,852	$10,210	$10,048
6/30/25	$10,029	$10,732	$10,423
7/31/25	$9,832	$10,974	$10,616
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 10/15/24
Virtus KAR Mid-Cap ETF - NAV	-1.68
FT Wilshire 5000 Index	9.74
Russell Midcap® Index	6.16

• The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The Russell Midcap® Index is a free float-adjusted market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus KAR Mid-Cap ETF | 2

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$29,483,633
Total number of portfolio holdings	26
Total advisory fees paid	$125,418
Portfolio turnover rate	10%

ASSET ALLOCATION Footnote Reference(1)

Industrials	49.5%
Information Technology	16.3%
Financials	12.4%
Consumer Discretionary	12.1%
Health Care	9.7%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8672

Virtus KAR Mid-Cap ETF | 3

Virtus Newfleet ABS/MBS ETF

VABS / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the Virtus Newfleet ABS/MBS ETF ("Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet ABS/MBS ETF	$40	0.39%

Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2025, the Fund at NAV returned 6.43%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.38%, and the ICE BofA 1-3 Year A-BBB US Corporate Index, which serves as the style-specific index, returned 5.48%.

What factors impacted Fund performance over the reporting period?

The Fund’s overweight in consumer, residential, and commercial loans contributed to the Fund’s outperformance relative to the ICE BofA 1-3 Year A-BBB US Corporate Index, which serves as the Fund’s style-specific index, for the 12-month period ended July 31, 2025. Due to a strong economy, consumer and commercial loan performance proved resilient. The Fund’s consumer exposure, particularly bonds that were lower in the capital structure such as a subordinate tranche of Veros Auto, performed well as investor demand increased for these securities. In addition, the Fund’s exposure to the U.S. housing market via non-agency mortgage-backed securities (MBS) including Progress Residential Trust benefited from the strong housing market. This exposure provided extra income and a better relative value play for the Fund versus agency MBS and investment grade corporate bonds. Lastly, the Fund’s security selection within the commercial mortgage-backed securities market via investments in single-asset, single-borrower floating rate deals proved valuable over the fiscal year. The Fund’s exposure to a senior-rated floating rate collateralized loan obligation (CLO) detracted from performance as interest rates moved lower.

FACTOR

IMPACT

  SUMMARY

Progress Residential Trust

Positive

This residential MBS investment was backed by a single loan collateralized by roughly 2,100 single family rental units. The values of the related properties experienced significant equity appreciation over the period. This allowed the sponsor to refinance the deal at the full price and earlier than the expected maturity.

Veros Auto

Positive

This subordinate tranche, or security whose principal payments are subordinate to senior tranches in the transaction, was backed by a pool of subprime auto receivables. The security’s ratings were upgraded during the fiscal year driven by positive deal performance, which caused credit spreads to compress. Spread refers to the additional yield over the yield of a risk-free government bond.

Residential housing/MBS

Positive

A lack of existing home supply and tight underwriting standards for residential mortgages positively impacted the Fund’s performance by creating unmet demand.

Collateralized loan obligation (CLO)

Negative

The Fund’s exposure to a senior-rated floating rate CLO lagged in performance, driven primarily by a move lower in interest rates during the fiscal year.

Virtus Newfleet ABS/MBS ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

	Virtus Newfleet ABS/MBS ETF - NAV $11,424	Bloomberg U.S. Aggregate Bond Index $9,588	ICE BofA 1-3 Year A-BBB US Corporate Index $11,030
2/9/21	$10,000	$10,000	$10,000
2/28/21	$10,010	$9,882	$9,995
3/31/21	$9,987	$9,759	$9,986
4/30/21	$10,021	$9,836	$10,008
5/31/21	$10,047	$9,868	$10,030
6/30/21	$10,051	$9,937	$10,022
7/31/21	$10,085	$10,048	$10,039
8/31/21	$10,091	$10,029	$10,044
9/30/21	$10,082	$9,942	$10,041
10/31/21	$10,052	$9,940	$10,009
11/30/21	$10,047	$9,969	$9,993
12/31/21	$10,042	$9,943	$9,986
1/31/22	$9,994	$9,729	$9,911
2/28/22	$9,931	$9,621	$9,830
3/31/22	$9,792	$9,353	$9,661
4/30/22	$9,739	$8,998	$9,589
5/31/22	$9,703	$9,056	$9,645
6/30/22	$9,654	$8,914	$9,561
7/31/22	$9,669	$9,132	$9,633
8/31/22	$9,628	$8,874	$9,580
9/30/22	$9,504	$8,491	$9,440
10/31/22	$9,424	$8,381	$9,417
11/30/22	$9,472	$8,689	$9,545
12/31/22	$9,521	$8,650	$9,575
1/31/23	$9,705	$8,916	$9,677
2/28/23	$9,677	$8,685	$9,617
3/31/23	$9,753	$8,906	$9,696
4/30/23	$9,824	$8,960	$9,757
5/31/23	$9,822	$8,862	$9,740
6/30/23	$9,852	$8,831	$9,729
7/31/23	$9,922	$8,825	$9,797
8/31/23	$9,953	$8,768	$9,827
9/30/23	$9,994	$8,545	$9,821
10/31/23	$10,003	$8,411	$9,841
11/30/23	$10,110	$8,792	$9,987
12/31/23	$10,252	$9,128	$10,121
1/31/24	$10,342	$9,103	$10,175
2/29/24	$10,370	$8,974	$10,156
3/31/24	$10,451	$9,057	$10,210
4/30/24	$10,443	$8,828	$10,191
5/31/24	$10,524	$8,978	$10,274
6/30/24	$10,602	$9,063	$10,325
7/31/24	$10,733	$9,275	$10,457
8/31/24	$10,825	$9,408	$10,555
9/30/24	$10,926	$9,534	$10,652
10/31/24	$10,903	$9,298	$10,606
11/30/24	$10,975	$9,396	$10,653
12/31/24	$11,013	$9,242	$10,677
1/31/25	$11,093	$9,291	$10,732
2/28/25	$11,205	$9,496	$10,809
3/31/25	$11,213	$9,499	$10,853
4/30/25	$11,268	$9,537	$10,912
5/31/25	$11,307	$9,468	$10,932
6/30/25	$11,402	$9,614	$11,014
7/31/25	$11,424	$9,588	$11,030
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 2/9/21
Virtus Newfleet ABS/MBS ETF - NAV	6.43	3.02
Bloomberg U.S. Aggregate Bond Index	3.38	-0.94
ICE BofA 1-3 Year A-BBB US Corporate Index	5.48	2.21

• The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The ICE BofA 1-3 Year A-BBB US Corporate Index measures performance of U.S. corporate bond issues rated A through BBB, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Newfleet ABS/MBS ETF | 2

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$52,537,407
Total number of portfolio holdings	118
Total advisory fees paid	$120,688
Portfolio turnover rate	70%

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Securities	59.8%
Mortgage Backed Securities	39.7%
Corporate Bond	0.5%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8256

Virtus Newfleet ABS/MBS ETF | 3

Virtus Newfleet Short Duration Core Plus Bond ETF

SDCP / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the Virtus Newfleet Short Duration Core Plus Bond ETF ("Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration Core Plus Bond ETF	$36	0.35%

Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2025, the Fund at NAV returned 5.57%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.38%, and the ICE BofA 1-5 Year Corporate & Government Bond Index, which serves as the style-specific index, returned 4.79%.

What factors impacted Fund performance over the reporting period?

Sector allocation and issue selection contributed positively to performance relative to the ICE BofA 1-5 Year Corporate & Government Bond Index, which serves as the Fund’s style-specific index (“Index”), for the 12-month period ended July 31, 2025. The Fund’s underweight in U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within the asset-backed securities (ABS) sector had a positive impact on performance during the period. Allocation to high yield corporate bonds was a contributor to performance, however, issue selection within the sector detracted. The Fund’s shorter duration, or sensitivity to changes in interest rates, versus the Index detracted from performance.

FACTOR

IMPACT

  SUMMARY

U.S. Treasuries

Positive

The Fund’s underweight in U.S. Treasuries had a positive impact, as spread sectors (investments other than risk-free government debt) outperformed during the period.

Asset-Backed Securities (ABS)

Positive

Allocation to and issue selection within the sector had a positive impact on performance during the reporting period. Consumer strength remained resilient, bond structures remained solid, and ABS spreads were attractive relative to those of investment grade corporate bonds. Spread refers to the additional yield over the yield of a risk-free government bond.

High yield corporate bonds

Mixed

Allocation to the sector had a positive impact on performance, however, issue selection within the sector detracted as lower-quality bonds outperformed. During the reporting period, the high yield market rallied due to positive trade developments, prospects for interest rate cuts, easing geopolitical tensions, robust inflows, and supportive corporate earnings.

Duration

Negative

The Fund’s shorter duration relative to the Index detracted from performance. Duration measures a bond’s or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years or days. The higher the number, the greater the risk.

Virtus Newfleet Short Duration Core Plus Bond ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

	Virtus Newfleet Short Duration Core Plus Bond ETF - NAV $11,185	Bloomberg U.S. Aggregate Bond Index $11,104	ICE BofA 1-5 Year Corporate & Government Bond Index $11,010
11/15/23	$10,000	$10,000	$10,000
11/30/23	$10,067	$10,181	$10,081
12/31/23	$10,237	$10,571	$10,240
1/31/24	$10,307	$10,542	$10,280
2/29/24	$10,293	$10,393	$10,215
3/31/24	$10,360	$10,489	$10,261
4/30/24	$10,320	$10,224	$10,188
5/31/24	$10,407	$10,397	$10,283
6/30/24	$10,470	$10,496	$10,351
7/31/24	$10,594	$10,741	$10,506
8/31/24	$10,695	$10,895	$10,614
9/30/24	$10,788	$11,041	$10,712
10/31/24	$10,736	$10,767	$10,604
11/30/24	$10,802	$10,881	$10,650
12/31/24	$10,823	$10,703	$10,641
1/31/25	$10,890	$10,760	$10,697
2/28/25	$10,973	$10,996	$10,801
3/31/25	$10,990	$11,001	$10,854
4/30/25	$11,029	$11,044	$10,951
5/31/25	$11,070	$10,965	$10,929
6/30/25	$11,162	$11,133	$11,016
7/31/25	$11,185	$11,104	$11,010
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 11/15/23
Virtus Newfleet Short Duration Core Plus Bond ETF - NAV	5.57	6.77
Bloomberg U.S. Aggregate Bond Index	3.38	6.32
ICE BofA 1-5 Year Corporate & Government Bond Index	4.79	5.79

• The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The ICE BofA 1-5 Year US Corporate & Government Bond Index tracks the performance of US dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Newfleet Short Duration Core Plus Bond ETF | 2

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$11,647,423
Total number of portfolio holdings	262
Total advisory fees paid	$38,568
Portfolio turnover rate	46%

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Securities	33.4%
Mortgage Backed Securities	30.8%
Corporate Bonds	23.6%
U.S. Government Securities	7.7%
Foreign Bonds	4.5%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8285

Virtus Newfleet Short Duration Core Plus Bond ETF | 3

Virtus Newfleet Short Duration High Yield Bond ETF

VSHY / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Yield Bond ETF ("Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Yield Bond ETF	$40	0.39%

Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2025, the Fund at NAV returned 7.28%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.38%, and the ICE BofA 1-3Y BB US Cash Pay High Yield Index, a style-specific index, returned 6.80%.

What factors impacted Fund performance over the reporting period?

Issue selection in the wirelines, communications, media other, and media cable industries, as well as an allocation to CCC-rated securities, contributed positively to performance relative to the ICE BoFA 1-3Y BB US Cash Pay High Yield Index, which serves as the Fund’s style-specific index, for the 12-month period ended July 31, 2025. The outperformance was partially offset by issue selection in the retail non food/drug, consumer products, and metals & mining industries, and an overweight allocation to B-rated securities. The biggest contributors to absolute performance for the 12-month period were Level 3, Millennium Escrow, Hertz, VistaJet, and Neptune Bidco. The biggest detractors from absolute performance for the 12-month period were Saks Global, Coronado Finance, Kronos Acquisition, Merlin Entertainments, and H-Food Holdings.

FACTOR

IMPACT

  SUMMARY

Communications

Positive

The Fund benefited as bonds issued by telecommunications firm Level 3 rallied throughout the year as the company’s fiber lines became more valuable with increased demand for artificial intelligence applications.

Media other

Positive

The Fund benefited from its positions in television broadcasters as investors expected the Federal Communications Commission to loosen the rules that had restricted merger activity.

Retail exposure

Negative

The Fund was hurt by a sharp decline in the bonds of luxury retailer Saks, which struggled due to working capital needs, tariff announcements, and impact of the volatile macroeconomic climate on consumer spending.

Weak coking coal prices

Negative

Coking coal is the coal used to make steel. The Fund was hurt by a decline in the bonds of coal producer Coronado Global Resources, which saw cash flows weaken as coking coal prices declined and the company spent its capital on expansion projects.

Virtus Newfleet Short Duration High Yield Bond ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund from inception. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

	Virtus Newfleet Short Duration High Yield Bond ETF - NAV $14,029	Bloomberg U.S. Aggregate Bond Index $11,514	ICE BofA 1-3Y BB US Cash Pay High Yield Index $14,668
12/5/16	$10,000	$10,000	$10,000
12/31/16	$10,008	$10,020	$10,067
1/31/17	$10,030	$10,040	$10,105
2/28/17	$10,090	$10,107	$10,158
3/31/17	$10,081	$10,102	$10,166
4/30/17	$10,151	$10,180	$10,239
5/31/17	$10,198	$10,258	$10,291
6/30/17	$10,175	$10,248	$10,311
7/31/17	$10,279	$10,292	$10,358
8/31/17	$10,244	$10,385	$10,383
9/30/17	$10,312	$10,335	$10,430
10/31/17	$10,372	$10,341	$10,443
11/30/17	$10,361	$10,328	$10,431
12/31/17	$10,415	$10,375	$10,433
1/31/18	$10,512	$10,256	$10,448
2/28/18	$10,462	$10,158	$10,416
3/31/18	$10,433	$10,224	$10,409
4/30/18	$10,463	$10,148	$10,459
5/31/18	$10,459	$10,220	$10,483
6/30/18	$10,477	$10,207	$10,492
7/31/18	$10,553	$10,210	$10,561
8/31/18	$10,616	$10,276	$10,616
9/30/18	$10,680	$10,209	$10,656
10/31/18	$10,584	$10,129	$10,626
11/30/18	$10,472	$10,189	$10,643
12/31/18	$10,217	$10,376	$10,572
1/31/19	$10,521	$10,487	$10,801
2/28/19	$10,688	$10,480	$10,900
3/31/19	$10,724	$10,682	$10,971
4/30/19	$10,873	$10,684	$11,032
5/31/19	$10,859	$10,874	$11,012
6/30/19	$10,840	$11,011	$11,162
7/31/19	$10,884	$11,035	$11,211
8/31/19	$10,837	$11,321	$11,305
9/30/19	$10,941	$11,261	$11,325
10/31/19	$10,922	$11,294	$11,365
11/30/19	$10,996	$11,289	$11,425
12/31/19	$11,166	$11,281	$11,491
1/31/20	$11,206	$11,498	$11,506
2/29/20	$11,089	$11,705	$11,362
3/31/20	$10,173	$11,636	$10,597
4/30/20	$10,440	$11,843	$10,959
5/31/20	$10,731	$11,898	$11,249
6/30/20	$10,750	$11,973	$11,372
7/31/20	$11,113	$12,152	$11,705
8/31/20	$11,211	$12,054	$11,780
9/30/20	$11,108	$12,047	$11,697
10/31/20	$11,140	$11,993	$11,755
11/30/20	$11,530	$12,111	$12,003
12/31/20	$11,769	$12,128	$12,116
1/31/21	$11,837	$12,041	$12,131
2/28/21	$11,868	$11,867	$12,156
3/31/21	$11,887	$11,719	$12,220
4/30/21	$12,007	$11,811	$12,302
5/31/21	$12,054	$11,850	$12,333
6/30/21	$12,202	$11,933	$12,397
7/31/21	$12,200	$12,066	$12,408
8/31/21	$12,245	$12,044	$12,455
9/30/21	$12,273	$11,939	$12,446
10/31/21	$12,254	$11,936	$12,464
11/30/21	$12,140	$11,971	$12,398
12/31/21	$12,366	$11,941	$12,509
1/31/22	$12,110	$11,683	$12,317
2/28/22	$11,976	$11,553	$12,257
3/31/22	$11,905	$11,232	$12,172
4/30/22	$11,522	$10,806	$11,997
5/31/22	$11,445	$10,876	$12,110
6/30/22	$10,703	$10,705	$11,728
7/31/22	$11,189	$10,966	$12,100
8/31/22	$11,073	$10,657	$11,982
9/30/22	$10,679	$10,196	$11,805
10/31/22	$10,944	$10,064	$12,006
11/30/22	$11,164	$10,434	$12,145
12/31/22	$11,114	$10,387	$12,125
1/31/23	$11,535	$10,707	$12,352
2/28/23	$11,419	$10,430	$12,313
3/31/23	$11,468	$10,695	$12,397
4/30/23	$11,597	$10,760	$12,486
5/31/23	$11,448	$10,642	$12,444
6/30/23	$11,693	$10,605	$12,556
7/31/23	$11,894	$10,597	$12,683
8/31/23	$11,953	$10,529	$12,720
9/30/23	$11,837	$10,262	$12,690
10/31/23	$11,620	$10,100	$12,673
11/30/23	$12,114	$10,557	$12,987
12/31/23	$12,507	$10,961	$13,199
1/31/24	$12,500	$10,931	$13,239
2/29/24	$12,532	$10,777	$13,282
3/31/24	$12,717	$10,876	$13,383
4/30/24	$12,571	$10,602	$13,371
5/31/24	$12,706	$10,781	$13,481
6/30/24	$12,825	$10,883	$13,575
7/31/24	$13,077	$11,138	$13,734
8/31/24	$13,293	$11,298	$13,852
9/30/24	$13,408	$11,449	$13,976
10/31/24	$13,362	$11,165	$13,969
11/30/24	$13,528	$11,283	$14,080
12/31/24	$13,500	$11,098	$14,081
1/31/25	$13,647	$11,157	$14,223
2/28/25	$13,717	$11,403	$14,291
3/31/25	$13,589	$11,407	$14,280
4/30/25	$13,470	$11,452	$14,325
5/31/25	$13,756	$11,370	$14,487
6/30/25	$13,970	$11,545	$14,635
7/31/25	$14,029	$11,514	$14,668
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 12/5/16
Virtus Newfleet Short Duration High Yield Bond ETF - NAV	7.28	4.77	3.99
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.64
ICE BofA 1-3Y BB US Cash Pay High Yield Index	6.80	4.62	4.52

• The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The ICE BofA 1-3 Year BB US Cash Pay High Yield Index is a subset of the ICE BofA US Cash Pay High Yield Index including all securities with a remaining term to final maturity less than 3 years and rated BB1 through BB3, inclusive. The ICE BofA US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Newfleet Short Duration High Yield Bond ETF | 2

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$30,648,036
Total number of portfolio holdings	135
Total advisory fees paid	$68,037
Portfolio turnover rate	71%

ASSET ALLOCATION Footnote Reference(1)

Corporate Bonds	79.7%
Foreign Bonds	16.7%
Money Market Fund	3.6%
Term LoanFootnote Reference(2)	0.0%
Common StockFootnote Reference(2)	0.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.
Footnote(2)	Amount rounds to less than 0.05%.

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

 On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8290

Virtus Newfleet Short Duration High Yield Bond ETF | 3

Virtus Seix AAA Private Credit CLO ETF

PCLO / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the Virtus Seix AAA Private Credit CLO ETF ("Fund") for the period of December 2, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix AAA Private Credit CLO ETF	$19Footnote Reference(a)	0.29%
Footnote	Description
Footnote(a)	Based on the period December 2, 2024 (commencement of operations) through July 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Portfolio Manager Commentary by Seix Investment Advisors

For the period December 2, 2024 (inception) to July 31, 2025, the Fund at NAV returned 3.51%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.98%, and the J.P. Morgan CLOIE AAA Index, which serves as the style-specific index, returned 3.66%.

What factors impacted Fund performance over the reporting period?

The Fund’s focus on investing in AAA-rated tranches of private credit collateralized loan obligations (CLOs) contributed to relative performance from its inception on December 2, 2024, through July 31, 2025. The Fund’s strategy was put to the test within its first four months as the Trump administration’s tariff announcements created unexpected market dynamics. The Fund demonstrated resiliency during the volatility as its focus on high quality CLO tranches helped to mitigate the downside.

FACTOR

IMPACT

  SUMMARY

Ratings allocation

Neutral

The Fund’s focus on AAA-rated private credit CLO tranches contributed to relative performance.

Security selection

Positive

The announcement of trade tariffs in March and April caused unexpected volatility in the market. However, the Fund’s selection of high-quality CLO managers in the private sector space limited downside movement.

Virtus Seix AAA Private Credit CLO ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

	Virtus Seix AAA Private Credit CLO ETF - NAV $10,351	Bloomberg U.S. Aggregate Bond Index $10,198	J.P. Morgan CLOIE AAA Index $10,366
12/2/24	$10,000	$10,000	$10,000
12/31/24	$10,056	$9,830	$10,045
1/31/25	$10,106	$9,882	$10,108
2/28/25	$10,145	$10,099	$10,137
3/31/25	$10,151	$10,103	$10,154
4/30/25	$10,175	$10,143	$10,186
5/31/25	$10,263	$10,070	$10,261
6/30/25	$10,300	$10,225	$10,317
7/31/25	$10,351	$10,198	$10,366
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 12/2/24
Virtus Seix AAA Private Credit CLO ETF - NAV	3.51
Bloomberg U.S. Aggregate Bond Index	1.98
J.P. Morgan CLOIE AAA Index	3.66

• The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The J.P. Morgan CLOIE AAA Index is designed to track the performance of broadly-syndicated, arbitrage US CLO debt from AAA tranches. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Seix AAA Private Credit CLO ETF | 2

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$18,708,387
Total number of portfolio holdings	25
Total advisory fees paid	$34,013
Portfolio turnover rate	87%

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Securities	95.7%
Term Loan	4.3%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8673

Virtus Seix AAA Private Credit CLO ETF | 3

Virtus Seix Senior Loan ETF

SEIX / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the Virtus Seix Senior Loan ETF ("Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Senior Loan ETF	$59	0.57%

Commentary by Seix Investment Advisors

For the fiscal year ended July 31, 2025, the Fund at NAV returned 6.70%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.38%, and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 7.60%.

What factors impacted Fund performance over the reporting period?

For the 12-month period ended July 31, 2025, performance relative to the S&P UBS Leveraged Loan Index, which serves as the Fund's style-specific benchmark, was negatively affected by security selection in chemicals, energy, and utilities. This was partially offset by positive security selection in telecommunications, information technology, and gaming & leisure. Unanticipated changes among specific issuers also negatively impacted Fund performance. The top contributors to performance for the reporting period were Altice France, Lumen, WaterBridge, Amneal Pharmaceuticals, and Creation Technologies. The biggest detractors were Ascend Performance, LaserShip, NewFortress Energy, Liberty Media, and First New Zealand. An additional headwind for the Fund was the rally in low-quality issuers as investors favored higher-risk securities throughout the period. The Fund’s underweight to CCC-rated securities negatively affected overall performance.

FACTOR

IMPACT

  SUMMARY

Unanticipated changes among specific issuers

Negative

Three positions held in the Fund were significantly negatively impacted due to continued overstocking issues in chemicals, changes in delivery needs for retail purchases, and company management decisions.

Security selection

Mixed

Several issuers surprised with negative earnings, which hurt Fund performance during the reporting period. However, our conviction that Altice’s and Lumen’s lower prices were unwarranted was rewarded during the period, making a positive contribution to Fund performance.

Virtus Seix Senior Loan ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.

Growth of $ 10,000

	Virtus Seix Senior Loan ETF - NAV $13,871	Bloomberg U.S. Aggregate Bond Index $10,793	S&P UBS Leveraged Loan Index $14,101
4/24/19	$10,000	$10,000	$10,000
4/30/19	$10,005	$10,015	$10,019
5/31/19	$9,973	$10,193	$9,997
6/30/19	$10,016	$10,321	$10,019
7/31/19	$10,108	$10,343	$10,097
8/31/19	$10,079	$10,611	$10,069
9/30/19	$10,105	$10,555	$10,111
10/31/19	$10,102	$10,587	$10,062
11/30/19	$10,179	$10,581	$10,117
12/31/19	$10,346	$10,574	$10,281
1/31/20	$10,371	$10,777	$10,335
2/29/20	$10,228	$10,971	$10,196
3/31/20	$9,497	$10,907	$8,925
4/30/20	$9,796	$11,101	$9,308
5/31/20	$10,045	$11,152	$9,661
6/30/20	$10,143	$11,222	$9,792
7/31/20	$10,321	$11,390	$9,976
8/31/20	$10,371	$11,298	$10,126
9/30/20	$10,374	$11,292	$10,195
10/31/20	$10,386	$11,242	$10,213
11/30/20	$10,582	$11,352	$10,431
12/31/20	$10,687	$11,367	$10,566
1/31/21	$10,777	$11,286	$10,700
2/28/21	$10,813	$11,123	$10,772
3/31/21	$10,820	$10,984	$10,778
4/30/21	$10,876	$11,071	$10,833
5/31/21	$10,947	$11,107	$10,889
6/30/21	$11,006	$11,185	$10,934
7/31/21	$11,037	$11,310	$10,934
8/31/21	$11,086	$11,289	$10,987
9/30/21	$11,147	$11,191	$11,058
10/31/21	$11,199	$11,188	$11,084
11/30/21	$11,188	$11,221	$11,067
12/31/21	$11,290	$11,192	$11,137
1/31/22	$11,283	$10,951	$11,177
2/28/22	$11,223	$10,829	$11,121
3/31/22	$11,223	$10,528	$11,126
4/30/22	$11,168	$10,129	$11,145
5/31/22	$10,921	$10,194	$10,865
6/30/22	$10,631	$10,034	$10,641
7/31/22	$10,834	$10,279	$10,840
8/31/22	$10,980	$9,989	$11,006
9/30/22	$10,766	$9,557	$10,768
10/31/22	$10,893	$9,433	$10,859
11/30/22	$11,006	$9,780	$10,980
12/31/22	$11,076	$9,736	$11,019
1/31/23	$11,342	$10,036	$11,302
2/28/23	$11,400	$9,776	$11,373
3/31/23	$11,404	$10,024	$11,362
4/30/23	$11,471	$10,085	$11,470
5/31/23	$11,426	$9,975	$11,460
6/30/23	$11,711	$9,940	$11,716
7/31/23	$11,858	$9,933	$11,869
8/31/23	$11,980	$9,870	$12,006
9/30/23	$12,085	$9,619	$12,111
10/31/23	$12,087	$9,467	$12,115
11/30/23	$12,250	$9,896	$12,259
12/31/23	$12,453	$10,274	$12,456
1/31/24	$12,541	$10,246	$12,554
2/29/24	$12,639	$10,101	$12,666
3/31/24	$12,700	$10,195	$12,771
4/30/24	$12,739	$9,937	$12,858
5/31/24	$12,877	$10,106	$12,974
6/30/24	$12,900	$10,201	$13,010
7/31/24	$12,999	$10,440	$13,105
8/31/24	$13,078	$10,590	$13,183
9/30/24	$13,152	$10,731	$13,280
10/31/24	$13,263	$10,465	$13,392
11/30/24	$13,406	$10,576	$13,505
12/31/24	$13,487	$10,403	$13,584
1/31/25	$13,571	$10,458	$13,682
2/28/25	$13,572	$10,688	$13,703
3/31/25	$13,511	$10,692	$13,667
4/30/25	$13,456	$10,734	$13,658
5/31/25	$13,645	$10,657	$13,875
6/30/25	$13,757	$10,821	$13,986
7/31/25	$13,871	$10,793	$14,101
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 4/24/19
Virtus Seix Senior Loan ETF - NAV	6.70	6.09	5.35
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.22
S&P UBS Leveraged Loan Index	7.60	7.17	5.63

• The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Seix Senior Loan ETF | 2

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$310,531,786
Total number of portfolio holdings	315
Total advisory fees paid	$1,548,322
Portfolio turnover rate	256%

ASSET ALLOCATION Footnote Reference(1)

Term Loans	97.7%
Corporate Bonds	1.6%
Asset Backed Securities	0.7%
Common StocksFootnote Reference(2)	0.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.
Footnote(2)	Amount rounds to less than 0.05%.

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8339

Virtus Seix Senior Loan ETF | 3

Virtus Stone Harbor Emerging Markets High Yield Bond ETF

VEMY / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets High Yield Bond ETF ("Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	$58	0.55%

Commentary by Stone Harbor Investment Partners

For the fiscal year ended July 31, 2025, the Fund at NAV returned 12.60%. For the same period, the Bloomberg Emerging Markets USD Aggregate Bond Index, a broad-based securities market index, returned 8.42%, and the J.P. Morgan Hard Currency Credit 50-50 High Yield Index, which serves as the style-specific index, returned 11.62%.

What factors impacted Fund performance over the reporting period?

Allocations to both hard currency sovereign debt and hard currency corporate debt contributed positively to returns relative to the J.P. Morgan Hard Currency Credit 50-50 High Yield Index, which serves as the Fund’s style-specific benchmark, for the 12-month period ended July 31, 2025. Hard currency is generally issued by developed countries, globally traded, and seen as politically and economically stable. Within hard currency sovereign debt, country selection, particularly in Latin America, enhanced performance. Within hard currency corporate debt, issue selection enhanced total returns, particularly in Brazil. Some of the positive performance attribution was offset by country selection decisions in hard currency Ghana corporate debt, as well as issue selection in Zambia.

FACTOR

IMPACT

  SUMMARY

Ecuador

Positive

Overweight exposure in Ecuador enhanced relative returns. Rising oil prices improved Ecuador’s fiscal position and external accounts. Additionally, the country executed a debt-for-nature swap and bond buyback that reduced near-term repayment pressures and improved its debt profile. These factors, along with a stable ratings outlook and expectations for continued policy efficacy, contributed to stronger investor confidence and bond price recovery.

Brazil

Positive

Issue selection in Brazilian corporate bonds enhanced performance due to a combination of favorable market conditions and liability management. Brazilian issuers with hard currency revenues—such as exporters and financial institutions—were able to tap into robust investor demand. Many issuers focused on liability management, refinancing existing debt at attractive rates and extending maturities, which improved credit profiles and reduced refinancing risk.

Zambia

Negative

Issue selection detracted from Fund performance as delays in restructuring negotiations and investor concerns over fiscal sustainability affected longer-dated maturities. These issues remained volatile due to their sensitivity to restructuring outcomes and global rate movements.

Ghana

Negative

Country selection in hard currency Ghana corporate debt detracted from performance as volatility in oil prices contributed to lower bond prices of Ghanaian oil issuers.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.

Growth of $ 10,000

	Virtus Stone Harbor Emerging Markets High Yield Bond ETF - NAV $13,941	Bloomberg Emerging Markets USD Aggregate Bond Index $12,248	J.P. Morgan Hard Currency Credit 50-50 High Yield Index $13,647
12/12/22	$10,000	$10,000	$10,000
12/31/22	$9,958	$9,947	$10,012
1/31/23	$10,481	$10,265	$10,392
2/28/23	$10,135	$10,036	$10,180
3/31/23	$10,071	$10,161	$10,167
4/30/23	$10,073	$10,201	$10,169
5/31/23	$10,066	$10,124	$10,143
6/30/23	$10,410	$10,275	$10,469
7/31/23	$10,722	$10,396	$10,745
8/31/23	$10,587	$10,271	$10,634
9/30/23	$10,532	$10,038	$10,522
10/31/23	$10,443	$9,889	$10,429
11/30/23	$10,951	$10,414	$10,934
12/31/23	$11,395	$10,851	$11,364
1/31/24	$11,439	$10,790	$11,391
2/29/24	$11,693	$10,831	$11,638
3/31/24	$12,016	$11,017	$11,888
4/30/24	$11,961	$10,836	$11,779
5/31/24	$12,112	$11,022	$11,957
6/30/24	$12,147	$11,092	$12,020
7/31/24	$12,381	$11,297	$12,226
8/31/24	$12,647	$11,534	$12,468
9/30/24	$12,897	$11,737	$12,709
10/31/24	$12,851	$11,576	$12,663
11/30/24	$13,037	$11,704	$12,823
12/31/24	$12,974	$11,565	$12,774
1/31/25	$13,217	$11,688	$12,984
2/28/25	$13,378	$11,878	$13,132
3/31/25	$13,212	$11,835	$13,031
4/30/25	$13,073	$11,830	$12,925
5/31/25	$13,349	$11,909	$13,155
6/30/25	$13,687	$12,136	$13,445
7/31/25	$13,941	$12,248	$13,647
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 12/12/22
Virtus Stone Harbor Emerging Markets High Yield Bond ETF - NAV	12.60	13.44
Bloomberg Emerging Markets USD Aggregate Bond Index	8.42	8.00
J.P. Morgan Hard Currency Credit 50-50 High Yield Index	11.62	12.52

• The Bloomberg Emerging Markets USD Aggregate Bond Index is a hard currency Emerging Markets debt benchmark that measures fixed and floating-rate U.S. dollar denominated debt issued from sovereign, quasi-sovereign, and corporate EM issuers. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The J.P. Morgan Hard Currency Credit 50-50 (EMBIG Diversified and CEMBI Broad Diversified) High Yield Index tracks liquid, US-dollar emerging market fixed and floating-rate debt instruments issued by corporate, sovereign, and quasi-sovereign entities. The index tracks instruments that are classified as high yield (HY) in the established J.P. Morgan EMBI Global Diversified and J.P. Morgan CEMBI Broad Diversified indices and combines them with an equal weight (50-50). The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | 2

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$15,050,987
Total number of portfolio holdings	162
Total advisory fees paid	$66,187
Portfolio turnover rate	107%

ASSET ALLOCATION Footnote Reference(1)

Foreign Bonds	100.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8381

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | 3

Virtus Terranova U.S. Quality Momentum ETF

JOET / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the Virtus Terranova U.S. Quality Momentum ETF ("Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Terranova U.S. Quality Momentum ETF	$32	0.29%

Commentary by Virtus ETF Advisers LLC

For the fiscal year ended July 31, 2025, the Fund at NAV returned 19.20%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 16.33%, and the Terranova U.S. Quality Momentum Index, which serves as the style-specific index, returned 19.70%.

What factors impacted Fund performance over the reporting period?

Sector and style exposure contributed positively to returns relative to the S&P 500® Index (“Index”), the Fund’s broad-based securities market index, for the 12-month period ended July 31, 2025. Exposures in the financials and information technology sectors contributed the most to relative performance. However, the Fund’s equally weighted approach, which is designed to reduce concentration risk, limited its ability to benefit fully from gains in the information technology and communication services sectors during the period. Sector allocations and specific stock index weightings contributed positively to overall Fund performance, and tracking error to the Index was minimal. The Fund benefited from its overweights to momentum and value factors during the period. Underweight positions in large-cap technology stocks including NVIDIA and Broadcom, which were an outgrowth of the Fund’s equal weighting, detracted from relative performance. In addition, communications stocks including Netflix experienced gains due to strong earnings growth, but detracted from Fund performance due to its underweight relative to the Index.

FACTOR

IMPACT

  SUMMARY

Financials/

Information Technology

Positive

Issuer selection, particularly in Interactive Brokers and Coinbase Global, enhanced relative returns. In addition, names like AppLovin Corp. and Palantir Technologies contributed to performance.

Momentum/Value

Positive

Overweight exposure to these factors enhanced relative returns.

Communications

Negative

Underweight exposure to communications relative to the Index detracted from relative performance.

Company Size

Negative

The Fund’s quarterly momentum-driven adjustments led it to hold companies with smaller market capitalizations. This positioning excluded larger-cap technology names, which detracted somewhat from performance during the reporting period.

Virtus Terranova U.S. Quality Momentum ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

	Virtus Terranova U.S. Quality Momentum ETF - NAV $17,120	S&P 500® Index $18,840	Terranova U.S. Quality Momentum Index $17,442
11/17/20	$10,000	$10,000	$10,000
11/30/20	$10,128	$10,040	$10,129
12/31/20	$10,500	$10,426	$10,504
1/31/21	$10,238	$10,321	$10,245
2/28/21	$10,294	$10,606	$10,303
3/31/21	$10,681	$11,070	$10,697
4/30/21	$11,217	$11,661	$11,242
5/31/21	$11,294	$11,742	$11,322
6/30/21	$11,674	$12,017	$11,710
7/31/21	$12,158	$12,302	$12,201
8/31/21	$12,590	$12,676	$12,642
9/30/21	$11,859	$12,087	$11,907
10/31/21	$12,869	$12,933	$12,932
11/30/21	$12,774	$12,844	$12,840
12/31/21	$13,307	$13,419	$13,379
1/31/22	$11,998	$12,725	$12,066
2/28/22	$11,730	$12,344	$11,798
3/31/22	$12,108	$12,802	$12,183
4/30/22	$11,017	$11,686	$11,081
5/31/22	$11,038	$11,707	$11,106
6/30/22	$10,177	$10,741	$10,236
7/31/22	$11,031	$11,731	$11,107
8/31/22	$10,709	$11,253	$10,782
9/30/22	$9,913	$10,216	$9,973
10/31/22	$10,871	$11,044	$10,953
11/30/22	$11,521	$11,661	$11,620
12/31/22	$10,925	$10,989	$11,012
1/31/23	$11,462	$11,679	$11,558
2/28/23	$11,180	$11,394	$11,274
3/31/23	$11,240	$11,813	$11,339
4/30/23	$11,254	$11,997	$11,355
5/31/23	$11,049	$12,049	$11,149
6/30/23	$11,746	$12,845	$11,866
7/31/23	$12,104	$13,258	$12,237
8/31/23	$11,889	$13,047	$12,018
9/30/23	$11,384	$12,425	$11,500
10/31/23	$10,893	$12,164	$10,996
11/30/23	$11,932	$13,275	$12,064
12/31/23	$12,686	$13,878	$12,838
1/31/24	$12,864	$14,111	$13,023
2/29/24	$13,811	$14,864	$13,992
3/31/24	$14,233	$15,343	$14,427
4/30/24	$13,495	$14,716	$13,677
5/31/24	$13,854	$15,446	$14,044
6/30/24	$14,210	$16,000	$14,412
7/31/24	$14,363	$16,195	$14,571
8/31/24	$14,901	$16,587	$15,126
9/30/24	$15,220	$16,942	$15,456
10/31/24	$15,228	$16,788	$15,469
11/30/24	$16,794	$17,774	$17,083
12/31/24	$15,730	$17,350	$15,995
1/31/25	$16,614	$17,833	$16,899
2/28/25	$16,141	$17,600	$16,414
3/31/25	$15,260	$16,609	$15,516
4/30/25	$15,403	$16,496	$15,666
5/31/25	$16,442	$17,534	$16,737
6/30/25	$17,042	$18,426	$17,357
7/31/25	$17,120	$18,840	$17,442
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 11/17/20
Virtus Terranova U.S. Quality Momentum ETF - NAV	19.20	12.11
S&P 500® Index	16.33	14.41
Terranova U.S. Quality Momentum Index	19.70	12.55

• The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The Terranova U.S. Quality Momentum Index is an equally weighted index designed to provide diversified exposure to quality momentum large-cap equities listed in the United States. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Terranova U.S. Quality Momentum ETF | 2

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$207,438,554
Total number of portfolio holdings	125
Total advisory fees paid	$449,873
Portfolio turnover rate	117%

ASSET ALLOCATION Footnote Reference(1)

Financials	35.2%
Information Technology	18.4%
Industrials	16.7%
Consumer Discretionary	7.9%
Health Care	6.4%
Communication Services	5.6%
Utilities	2.5%
Real Estate	2.5%
Consumer Staples	2.4%
Energy	1.6%
Materials	0.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8389

Virtus Terranova U.S. Quality Momentum ETF | 3

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant’s board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $197,147 for 2025 and $133,664 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $64,964 for 2025 and $43,319 for 2024.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $287,502 for 2025 and $298,194 for 2024.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: James A. Simpson, Robert S. Tull, Jr., and Myles J. Edwards.

(b) Not applicable.

Item 6. Investments.

(a)	Please refer to item 7a.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)   The annual financial statements are attached herewith.

ANNUAL FINANCIALS
(FORM N-CSR Items 7-11)

Virtus ETF Trust II
July 31, 2025

VIRTUS ALPHASIMPLEX MANAGED FUTURES ETF

VIRTUS DUFF & PHELPS CLEAN ENERGY ETF

VIRTUS KAR MID-CAP ETF

VIRTUS NEWFLEET ABS/MBS ETF

VIRTUS NEWFLEET SHORT DURATION CORE PLUS BOND ETF

VIRTUS NEWFLEET SHORT DURATION HIGH YIELD BOND ETF

VIRTUS SEIX AAA PRIVATE CREDIT CLO ETF

VIRTUS SEIX SENIOR LOAN ETF

VIRTUS STONE HARBOR EMERGING MARKETS HIGH YIELD BOND ETF

VIRTUS TERRANOVA U.S. QUALITY MOMENTUM ETF

Consolidated Schedule of Investments — Virtus AlphaSimplex Managed Futures ETF

July 31, 2025

The accompanying notes are an integral part of these financial statements.

Portfolio Composition
Asset Allocation as of 07/31/2025 (based on net assets)

Other Assets in Excess of Liabilities	100.0%
Total	100.0%

At July 31, 2025, open exchange-traded futures contracts purchased were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/(Depreciation)
Long Contracts
Australian Dollar Future	9/15/2025	12	$772,380	$(13,646)
Brent Crude Future	9/30/2025	4	283,200	(1,054)
British Pound Future	9/15/2025	45	3,719,250	(86,838)
Canadian Dollar Future	9/16/2025	34	2,461,090	(27,361)
Copper Future	9/26/2025	5	544,313	(102,619)
Euro FX Currency Futures	9/15/2025	27	3,867,919	(38,248)
EURO STOXX 50® Index Future	9/19/2025	17	1,035,982	(2,009)
Gold Future	12/29/2025	6	2,009,160	(51,909)
MSCI Emerging Markets Index Future	9/19/2025	31	1,919,365	28,300
S&P 500® E-Mini Future	9/19/2025	5	1,593,563	38,293
SPI 200 Future	9/18/2025	16	2,237,189	32,937
TOPIX Index Future	9/11/2025	7	1,368,899	61,868
U.S. Treasury 10 Year Notes	9/19/2025	8	888,500	(4,033)
WTI Crude Future	9/22/2025	6	409,200	(1,615)
				$(167,934)
Short Contracts
Corn Future	12/12/2025	(45)	$930,938	$30,560
Euro-Bund Future	9/08/2025	(7)	1,036,096	429
Japanese Yen Future	9/15/2025	(3)	249,975	5,057
Long Gilt Future	9/26/2025	(14)	1,703,962	(6,277)
U.S. Treasury 2 Year Notes	9/30/2025	(4)	827,938	621
U.S. Treasury Ultra Bond	9/19/2025	(15)	1,759,688	(10,178)
				$20,212

Abbreviations:

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPI — Share Price Index

STOXX — Stock Index of the Eurozone

TOPIX — Tokyo Stock Price Index

WTI — West Texas Intermediate

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Futures	$198,065	$—	$—	$198,065
Total	$198,065	$—	$—	$198,065
Liability Valuation Inputs
Futures	$345,787	$—	$—	$345,787
Total	$345,787	$—	$—	$345,787

Schedule of Investments — Virtus Duff & Phelps Clean Energy ETF

July 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 96.3%
Energy - 3.5%
Cameco Corp. (Canada)	1,520	$113,894
Technip Energies NV (France)	3,136	135,565
Total Energy		249,459
Industrials - 30.3%
ABB Ltd. (Switzerland)	1,867	123,019
Array Technologies, Inc.*	4,621	30,036
Balfour Beatty PLC (United Kingdom)	17,199	123,337
Bloom Energy Corp. Class A*	7,691	287,566
GE Vernova, Inc.	180	118,852
Hubbell, Inc.	205	89,683
Maire SpA (Italy)	10,538	146,116
NEXTracker, Inc. Class A*	5,171	301,262
Plug Power, Inc.*	27,803	41,705
Prysmian SpA (Italy)	1,979	158,949
Strabag SE (Austria)	1,275	119,895
Sungrow Power Supply Co., Ltd. Class A (China)	10,120	101,300
Sunrun, Inc.*	6,748	69,234
Vestas Wind Systems A/S (Denmark)	19,892	364,949
Xylem, Inc.	618	89,375
Total Industrials		2,165,278
Information Technology - 16.7%
Enphase Energy, Inc.*	4,505	145,782
First Solar, Inc.*	3,416	596,878
Infineon Technologies AG (Germany)	2,505	99,011
SolarEdge Technologies, Inc.*	2,570	65,946
TE Connectivity PLC (Switzerland)	909	187,027
Xinyi Solar Holdings Ltd. (China)	258,000	100,242
Total Information Technology		1,194,886
Materials - 1.6%
MP Materials Corp.*	1,816	111,684
Utilities - 44.2%
Centrais Eletricas Brasileiras SA (Brazil)	22,300	150,577
China Yangtze Power Co., Ltd. Class A (China)	20,700	80,119
Chubu Electric Power Co., Inc. (Japan)	14,500	177,452
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	7,100	137,333
Clearway Energy, Inc. Class C	6,891	224,853
Constellation Energy Corp.	478	166,267
EDP Renovaveis SA (Spain)	6,181	72,654

Security Description	Shares	Value
COMMON STOCKS (continued)
Utilities (continued)
EDP SA (Portugal)	61,250	$264,636
Fortum OYJ (Finland)	11,740	215,569
Guangdong Investment Ltd. (China)	128,000	113,977
Iberdrola SA (Spain)	21,766	381,409
NextEra Energy, Inc.	2,290	162,727
Ormat Technologies, Inc.	1,135	101,480
Orsted AS (Denmark)*(1)	2,202	103,792
Pennon Group PLC (United Kingdom)	22,120	145,597
Solaria Energia y Medio Ambiente SA (Spain)*	6,797	87,418
Southern Co. (The)	1,388	131,138
SSE PLC (United Kingdom)	18,061	440,911
Total Utilities		3,157,909
Total Common Stocks
(Cost $5,979,912)		6,879,216
PREFERRED STOCK - 1.2%
Utilities - 1.2%
Cia Energetica de Minas Gerais, 13.77% (Brazil)
(Cost $91,386)	45,657	84,228

TOTAL INVESTMENTS - 97.5%
(Cost $6,071,298)		6,963,444
Other Assets in Excess of Liabilities - 2.5%		174,890
Net Assets - 100.0%		$7,138,334

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2025, the aggregate value of these securities was $103,792, or 1.5% of net assets.

Portfolio Composition
Asset Allocation as of 07/31/2025 (based on net assets)

Utilities	45.4%
Industrials	30.3%
Information Technology	16.7%
Energy	3.5%
Materials	1.6%
Other Assets in Excess of Liabilities	2.5%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$6,879,216	$—	$—	$6,879,216
Preferred Stock	84,228	—	—	84,228
Total	$6,963,444	$—	$—	$6,963,444

Schedule of Investments — Virtus KAR Mid-Cap ETF

July 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 93.5%
Consumer Discretionary - 11.4%
Domino’s Pizza, Inc.	3,188	$1,476,713
Pool Corp.	3,360	1,035,350
Ross Stores, Inc.	6,103	833,304
Total Consumer Discretionary		3,345,367
Financials - 11.6%
Brown & Brown, Inc.	7,253	662,706
FactSet Research Systems, Inc.	1,632	657,533
LPL Financial Holdings, Inc.	2,694	1,066,097
MSCI, Inc.	1,818	1,020,552
Total Financials		3,406,888
Health Care - 9.1%
Align Technology, Inc.*	6,098	786,703
Cooper Cos., Inc. (The)*	12,288	868,639
West Pharmaceutical Services, Inc.	4,311	1,031,450
Total Health Care		2,686,792
Industrials - 46.2%
AMETEK, Inc.	9,984	1,845,543
Broadridge Financial Solutions, Inc.	3,936	974,199
EMCOR Group, Inc.	1,376	863,426
Equifax, Inc.	4,656	1,118,511
HEICO Corp. Class A	5,808	1,498,987
Lennox International, Inc.	1,968	1,198,512
Nordson Corp.	2,811	602,144
Old Dominion Freight Line, Inc.	7,312	1,091,316
Pentair PLC	10,656	1,089,043
Rollins, Inc.	20,928	1,198,547

Security Description	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Verisk Analytics, Inc.	3,888	$1,083,625
Westinghouse Air Brake Technologies Corp.	5,568	1,069,334
Total Industrials		13,633,187
Information Technology - 15.2%
Bentley Systems, Inc. Class B	15,588	903,792
Fair Isaac Corp.*	581	834,735
Monolithic Power Systems, Inc.	1,822	1,295,879
Teledyne Technologies, Inc.*	2,640	1,454,693
Total Information Technology		4,489,099

TOTAL INVESTMENTS - 93.5%
(Cost $28,207,425)		27,561,333
Other Assets in Excess of Liabilities - 6.5%		1,922,300
Net Assets - 100.0%		$29,483,633

*Non-income producing security.

Portfolio Composition
Asset Allocation as of 07/31/2025 (based on net assets)

Industrials	46.2%
Information Technology	15.2%
Financials	11.6%
Consumer Discretionary	11.4%
Health Care	9.1%
Other Assets in Excess of Liabilities	6.5%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$27,561,333	$—	$—	$27,561,333
Total	$27,561,333	$—	$—	$27,561,333

Schedule of Investments — Virtus Newfleet ABS/MBS ETF

July 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES – 59.0%
Acm Auto Trust, Class A, Series 2024-2A, 6.06%, 02/20/29(1)	$36,654	$36,734
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	210,000	210,408
Affirm Asset Securitization Trust, Class A, Series 2024-B, 4.62%, 09/15/29(1)	55,000	54,983
American Credit Acceptance Receivables Trust, Class C, Series 2025-1, 5.09%, 08/12/31(1)	785,000	789,111
American Credit Acceptance Receivables Trust, Class E, Series 2022-1, 3.64%, 03/13/28(1)	160,000	159,884
Amur Equipment Finance Receivables XV LLC, Class D, Series 2025-1A, 5.68%, 08/20/32(1)	1,005,000	1,014,642
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	1,185,000	1,199,346
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	145,000	144,984
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	56,245	54,751
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	88,000	89,743
Auxilior Term Funding, Class D, Series 2023-1A, 7.27%, 12/16/30(1)	710,000	732,098
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2022-5A, 6.24%, 04/20/27(1)	190,000	190,452
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2020-1A, 3.34%, 08/20/26(1)	56,667	56,571
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2024-2A, 7.43%, 10/20/28(1)	1,000,000	1,011,143
Business Jet Securities LLC, Class A, Series 2024-1A, 6.20%, 05/15/39(1)	295,699	301,649
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	146,000	147,412
Castlelake Aircraft Structured Trust, Class A, Series 2025-1A, 5.78%, 02/15/50(1)	967,282	976,713
CPS Auto Receivables Trust, Class C, Series 2024-C, 5.76%, 10/15/30(1)	145,000	146,542
CPS Auto Receivables Trust, Class C, Series 2025-A, 5.25%, 04/15/31(1)	1,250,000	1,260,757
CPS Auto Receivables Trust, Class D, Series 2023-D, 7.80%, 01/15/30(1)	535,000	557,803
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	718,462	737,800
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	67,200	59,800
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	6,766	6,819
Finbe USA Trust, Class B, Series 2025-1A, 6.60%, 12/16/30(1)	800,000	803,892
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	704,675	725,636
Flagship Credit Auto Trust, Class C, Series 2023-2, 5.81%, 05/15/29(1)	910,000	916,219
GLS Auto Receivables Issuer Trust, Class D, Series 2025-1A, 5.61%, 11/15/30(1)	1,000,000	1,013,421
GLS Auto Receivables Issuer Trust, Class E, Series 2021-3A, 3.20%, 10/16/28(1)	550,000	539,866

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	$305,000	$312,643
Goldentree Loan Management US CLO 9 Ltd., Class AR, Series 2024-9A (Cayman Islands), 5.83%, (3-Month SOFR + 1.50%), 04/20/37(1)(2)	1,000,000	1,005,284
Greensky Home Improvement Issuer Trust, Class A2, Series 2024-2, 5.25%, 10/27/59(1)	421,803	422,460
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	311,063	320,993
Hilton Grand Vacations Trust, Class D, Series 2024-1B, 8.85%, 09/15/39(1)	699,099	710,076
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	126,816	123,362
Jersey Mike’s Funding LLC, Class A2, Series 2019-1A, 4.43%, 02/15/50(1)	1,293,625	1,281,341
Jersey Mike’s Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	219,450	222,057
LAD Auto Receivables Trust, Class D, Series 2025-1A, 5.52%, 05/17/32(1)	995,000	1,011,175
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	48,838	49,601
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	165,000	163,405
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	12,816	12,823
Marlette Funding Trust, Class B, Series 2023-2A, 6.54%, 06/15/33(1)	24,618	24,649
Merchants Fleet Funding LLC, Class A, Series 2023-1A, 7.21%, 05/20/36(1)	99,132	99,801
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	280,000	281,893
Metronet Infrastructure Issuer LLC, Class A2, Series 2025-2A, 5.40%, 08/20/55(1)	525,000	524,956
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	39,142	39,145
Mvw LLC, Class A, Series 2020-1A, 1.74%, 10/20/37(1)	247,501	240,435
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	294,750	285,998
NBC Funding LLC, Class A2, Series 2025-1A, 6.21%, 07/30/55(1)	525,000	528,036
Nmef Funding LLC, Class B, Series 2025-A, 5.18%, 07/15/32(1)	190,000	190,714
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	78,000	78,203
Peac Solutions Receivables LLC, Class C, Series 2025-1A, 5.49%, 07/20/32(1)	1,000,000	1,007,441
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	95,162	97,253
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	190,000	191,302
Reach ABS Trust, Class A, Series 2025-1A, 4.96%, 08/16/32(1)	248,421	248,492
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	190,000	191,705
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	100,000	101,336

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet ABS/MBS ETF (continued)

July 31, 2025

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	$992,500	$1,012,593
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	1,000,000	1,000,903
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	937,500	936,675
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)	325,000	328,217
Tricolor Auto Securitization Trust, Class C, Series 2024-3A, 5.73%, 12/15/28(1)	1,000,000	1,001,513
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	99,500	98,008
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	265,000	266,164
United Auto Credit Securitization Trust, Class D, Series 2022-2, 6.84%, 01/10/28(1)	353,442	354,186
Upgrade Master Pass-Thru Trust, Class A, Series 2025-ST4, 5.50%, 08/16/32(1)	320,000	319,492
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	195,000	200,466
Veros Auto Receivables Trust, Class C, Series 2025-1, 6.17%, 12/17/29(1)	1,495,000	1,516,473
Westlake Automobile Receivables Trust, Class B, Series 2024-2A, 5.62%, 03/15/30(1)	110,000	110,887
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	148,800	138,732
Total Asset Backed Securities
(Cost $30,853,985 )		30,990,067
MORTGAGE BACKED SECURITIES - 39.2%
Commercial Mortgage Backed Securities - 14.0%
Ala Trust, Class A, Series 2025-OANA, 6.08%, (1-Month SOFR + 1.74%), 06/15/40(1)(2)	1,390,000	1,400,165
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(3)	1,254,787	1,264,256
COMM Mortgage Trust, Class B, Series 2024-WCL1, 6.93%, (1-Month SOFR + 2.59%), 06/15/41(1)(2)	900,000	899,195
Ride, Class C, Series 2025-SHRE, 6.12%, 02/14/47(1)(2)(3)	990,000	990,402
Rock Trust, Class A, Series 2024-CNTR, 5.39%, 11/13/41(1)	1,500,000	1,529,056
Rock Trust, Class C, Series 2024-CNTR, 6.47%, 11/13/41(1)	110,000	113,916
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(3)	132,549	134,644
Wstn Trust, Class C, Series 2023-MAUI, 7.69%, 07/05/37(1)(2)(3)	1,000,000	1,013,610
Total Commercial Mortgage Backed Securities		7,345,244
Residential Mortgage Backed Securities - 25.2%
A&d Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(4)	132,594	133,597
American Homes 4 Rent, Class B, Series 2015-SFR2, 4.30%, 10/17/52(1)	100,000	99,644
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	48,467	41,422
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(4)	413,916	419,222

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
COLT Mortgage Loan Trust, Class A1, Series 2023-4, 7.16%, 10/25/68(1)(4)	$65,860	$66,885
Colt Trust, Class A1, Series 2021-RPL1, 1.67%, 09/25/61(1)(2)(3)	167,008	152,363
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES1, 5.65%, 05/25/60(1)(4)	1,509,326	1,516,706
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES2, 5.50%, 06/25/60(1)(4)	515,252	516,358
CSMC Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(2)(3)	42,367	41,271
Deephaven Residential Mortgage Trust, Class A1, Series 2021-4, 1.93%, 11/25/66(1)(2)(3)	64,663	56,530
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	103,096	96,515
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	36,452	31,312
Ellington Financial Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(3)	1,051,571	913,430
Ellington Financial Mortgage Trust, Class A1, Series 2025-NQM2, 5.60%, 06/25/70(1)(4)	508,610	509,152
Galton Funding Mortgage Trust, Class A23, Series 2018-1, 3.50%, 11/25/57(1)(2)(3)	83,663	75,923
JPMorgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(3)	434,341	435,748
JPMorgan Trust, Class A2, Series 2015-5, 5.92%, 05/25/45(1)(2)(3)	201,940	201,233
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	83,059	81,689
MFA Trust, Class A1, Series 2023-INV2, 6.78%, 10/25/58(1)(4)	324,931	327,853
MFA Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(4)	1,325,859	1,320,774
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(3)	402,371	389,067
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	20,921	20,195
OBX Trust, Class A2, Series 2018-1, 5.12%, (1-Month SOFR + 0.76%), 06/25/57(1)(2)	21,642	21,194
OBX Trust, Class A1, Series 2022-NQM1, 2.31%, 11/25/61(1)(2)(3)	102,288	90,958
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(4)	143,333	144,253
OBX Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(4)	331,249	336,115
OBX Trust, Class A1, Series 2023-NQM1, 5.93%, 11/25/63(1)(4)	69,733	70,054
Onslow Bay Financial LLC, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(4)	1,418,902	1,428,938
Pret Trust, Class A1, Series 2025-NPL1, 6.06%, 02/25/55(1)(4)	670,565	671,631
RCKT Mortgage Trust, Class A1A, Series 2023-CES2, 6.81%, 09/25/43(1)(2)(3)	72,553	73,217
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(3)	311,628	316,180
RCKT Mortgage Trust, Class A1A, Series 2024-CES8, 5.49%, 11/25/44(1)(4)	1,112,803	1,113,331

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet ABS/MBS ETF (continued)

July 31, 2025

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	$2,423	$2,400
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(3)	45,182	42,987
Starwood Mortgage Residential Trust, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(2)(3)	480,062	419,232
Towd Point Mortgage Trust, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(2)(3)	420,000	399,038
Verus Securitization Trust, Class A1, Series 2022-6, 4.91%, 06/25/67(1)(4)	209,036	208,559
Verus Securitization Trust, Class A1, Series 2022-7, 5.15%, 07/25/67(1)(4)	236,430	235,695
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(4)	174,983	176,581
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	58,994	56,488
Total Residential Mortgage Backed Securities		13,253,740
Total Mortgage Backed Securities
(Cost $20,542,782 )		20,598,984
CORPORATE BOND – 0.5%
Industrials – 0.5%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)
(Cost $237,837)	239,484	239,641

Security Description	Principal	Value
TOTAL INVESTMENTS - 98.7%
(Cost $51,634,604)		$51,828,692
Other Assets in Excess of Liabilities - 1.3%		708,715
Net Assets - 100.0%		$52,537,407

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2025, the aggregate value of these securities was $51,828,692, or 98.7% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.

(3)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(4)Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2025.

Abbreviations:

SOFR — Secured Overnight Financing Rate

Portfolio Composition
Asset Allocation as of 07/31/2025 (based on net assets)

Asset Backed Securities	59.0%
Residential Mortgage Backed Securities	25.2%
Commercial Mortgage Backed Securities	14.0%
Corporate Bond	0.5%
Other Assets in Excess of Liabilities	1.3%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$30,990,067	$—	$30,990,067
Mortgage Backed Securities	—	20,598,984	—	20,598,984
Corporate Bond	—	239,641	—	239,641
Total	$—	$51,828,692	$—	$51,828,692

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF

July 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES – 32.9%
ACM Auto Trust, Class A, Series 2025-2A, 5.55%, 06/20/28(1)	$34,597	$34,636
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	150,000	150,291
Affirm Asset Securitization Trust, Class A, Series 2025-X1, 5.08%, 04/15/30(1)	24,665	24,681
American Credit Acceptance Receivables Trust, Class C, Series 2025-1, 5.09%, 08/12/31(1)	30,000	30,157
American Heritage Auto Receivables Trust, Class A3, Series 2024-1A, 4.90%, 09/17/29(1)	30,000	30,090
Amur Equipment Finance Receivables XV LLC, Class D, Series 2025-1A, 5.68%, 08/20/32(1)	35,000	35,336
Auxilior Term Funding LLC, Class C, Series 2023-1A, 6.50%, 11/15/30(1)	120,000	121,996
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2020-2A, 2.02%, 02/20/27(1)	100,000	99,062
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2025-1, 5.15%, 12/17/29	25,000	25,069
Bridgecrest Lending Auto Securitization Trust, Class D, Series 2025-2, 5.62%, 03/17/31	30,000	30,387
Carvana Auto Receivables Trust, Class B, Series 2021-P3, 1.42%, 08/10/27	60,000	57,791
Carvana Auto Receivables Trust, Class C, Series 2020-P1, 1.32%, 11/09/26	25,000	24,792
Carvana Auto Receivables Trust, Class C, Series 2023-N4, 6.59%, 02/11/30(1)	200,000	204,458
CCG Receivables Trust, Class A2, Series 2023-1, 5.82%, 09/16/30(1)	50,467	50,700
CPS Auto Receivables Trust, Class C, Series 2024-A, 5.74%, 04/15/30(1)	25,000	25,173
CPS Auto Receivables Trust, Class C, Series 2025-A, 5.25%, 04/15/31(1)	30,000	30,258
Dext ABS LLC, Class B, Series 2023-2, 6.41%, 05/15/34(1)	30,000	30,431
Diamond Resorts Owner Trust, Class A, Series 2021-1A, 1.51%, 11/21/33(1)	15,995	15,958
Discover Card Execution Note Trust, Class A, Series 2023-A2, 4.93%, 06/15/28	205,000	206,026
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	25,000	25,254
DT Auto Owner Trust, Class C, Series 2023-3A, 6.40%, 05/15/29(1)	155,000	157,102
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	117,526	120,690
Exeter Automobile Receivables Trust, Class B, Series 2023-2A, 5.61%, 09/15/27	36,343	36,351
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	30,000	29,928
Exeter Automobile Receivables Trust, Class D, Series 2025-3A, 5.57%, 10/15/31	40,000	40,482
FinBe USA Trust, Class A, Series 2025-1A, 5.70%, 12/15/28(1)	28,179	28,199
Flagship Credit Auto Trust, Class B, Series 2024-3, 5.35%, 07/16/29(1)	30,000	30,233
Foursight Capital Automobile Receivables Trust, Class A3, Series 2023-1, 5.39%, 12/15/27(1)	46,666	46,678
GLS Auto Select Receivables Trust, Class A3, Series 2023-2A, 6.38%, 02/15/29(1)	300,000	305,934

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	$30,000	$30,752
Greensky Home Improvement Issuer Trust, Class A2, Series 2024-2, 5.25%, 10/27/59(1)	73,816	73,930
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(1)	16,226	16,462
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	68,285	66,426
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	33,656	34,115
Huntington Bank Auto Credit-Linked Notes, Class B1, Series 2024-1, 6.15%, 05/20/32(1)	11,217	11,363
LAD Auto Receivables Trust, Class C, Series 2024-3A, 4.93%, 03/15/30(1)	35,000	35,200
LAD Auto Receivables Trust, Class D, Series 2025-1A, 5.52%, 05/17/32(1)	30,000	30,488
LBZST, Class A, Series 2025-B, 5.57%, 06/17/30	90,259	90,159
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	18,904	19,051
Lendbuzz Securitization Trust, Class A2, Series 2025-1A, 5.10%, 10/15/30(1)	100,000	100,307
Marlette Funding Trust, Class B, Series 2024-1A, 6.07%, 07/17/34(1)	25,000	25,163
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(1)	35,000	35,373
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	4,893	4,893
Nmef Funding, Class A2, Series 2024-A, 5.15%, 12/15/31(1)	40,090	40,214
Octane Receivables Trust, Class B, Series 2024-1A, 5.66%, 05/20/30(1)	25,000	25,265
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	107,055	107,846
OneMain Financial Issuance Trust, Class B, Series 2025-1A, 5.05%, 07/14/38(1)	30,000	30,155
Oportun Issuance Trust, Class A, Series 2021-C, 2.18%, 10/08/31(1)	135,197	132,079
Oportun Issuance Trust, Class A, Series 2025-A, 5.01%, 02/08/33(1)	20,000	19,986
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	30,000	30,078
Own Equipment Fund I LLC, Class A, Series 2024-2M, 5.70%, 12/20/32(1)	26,836	27,107
Pawneee Equipment Receivables LLC, Class B, Series 2022-1, 5.40%, 07/17/28(1)	40,000	40,039
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(1)	30,000	30,634
Prestige Auto Receivables Trust, Class B, Series 2023-2A, 6.64%, 12/15/27(1)	54,960	55,248
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	30,000	30,206
RCKT Trust, Class B, Series 2025-1A, 4.99%, 07/25/34(1)	40,000	39,999
Reach ABS Trust, Class B, Series 2023-1A, 7.33%, 02/18/31(1)	10,696	10,738
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	30,000	30,269

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2025

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Reach ABS Trust, Class B, Series 2025-2A, 5.12%, 08/18/32(1)	$40,000	$40,056
Regional Management Issuance Trust, Class A, Series 2024-2, 5.11%, 12/15/33(1)	30,000	30,090
Sbna Auto Receivables Trust, Class C, Series 2024-A, 5.59%, 01/15/30(1)	18,000	18,222
Scalelogix Abs US Issuer LLC, Class A2, Series 2025-1A, 5.67%, 07/25/55(1)	30,000	29,772
Sofi Consumer Loan Program Trust, Class A, Series 2025-1, 4.80%, 02/27/34(1)	104,206	104,348
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	29,775	30,378
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	42,188	42,150
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)	30,000	30,297
Tricolor Auto Securitization Trust, Class C, Series 2024-3A, 5.73%, 12/15/28(1)	60,000	60,091
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	34,825	34,303
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	30,000	30,132
United Auto Credit Securitization Trust, Class D, Series 2023-1, 8.00%, 07/10/28(1)	39,145	39,486
US Bank NA, Class B, Series 2023-1, 6.79%, 08/25/32(1)	8,931	9,013
Westlake Automobile Receivables Trust, Class B, Series 2024-2A, 5.62%, 03/15/30(1)	30,000	30,242
Westlake Automobile Receivables Trust, Class C, Series 2025-2A, 4.85%, 01/15/31(1)	30,000	30,070
Total Asset Backed Securities
(Cost $3,788,396)		3,830,338
MORTGAGE BACKED SECURITIES - 30.3%
Agency Mortgage Backed Security - 6.0%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	133,535	137,299
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	161,462	163,958
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	31,270	31,766
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	113,487	115,135
Federal National Mortgage Association, 6.00%, 10/01/53	136,339	138,568
Federal National Mortgage Association, 6.00%, 08/01/54	52,818	53,742
Federal National Mortgage Association, 6.00%, 01/01/55	55,449	56,284
Total Agency Mortgage Backed Security		696,752
Commercial Mortgage Backed Securities - 7.1%
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 5.26%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	110,000	104,703
BBCMS Trust, Class A, Series 2018-CBM, 5.64%, (1-Month SOFR + 1.30%), 07/15/37(1)(2)	39,000	38,100
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	110,000	110,852

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Bx Trust, Class C, Series 2025-ROIC, 5.89%, (1-Month SOFR + 1.54%), 03/15/30(1)(2)	$24,903	$24,789
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	120,000	112,951
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(3)	92,946	93,648
JPMorgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(3)	31,301	31,375
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	58,544
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(1)	32,000	30,262
NYC Commercial Mortgage Trust, Class A, Series 2025-300P, 4.88%, 07/13/42(1)(2)(3)	40,000	39,780
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(3)	176,732	179,525
Total Commercial Mortgage Backed Securities		824,529
Residential Mortgage Backed Securities - 17.2%
Angel Oak Mortgage Trust, Class A1, Series 2021-8, 1.82%, 11/25/66(1)(2)(3)	54,807	48,599
Angel Oak Mortgage Trust, Class A1, Series 2022-5, 4.50%, 05/25/67(1)	47,075	46,548
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(3)	17,204	16,699
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(4)	195,551	198,058
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(3)	138,347	124,275
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	137,670	128,882
Homes Trust, Class A1, Series 2023-NQM2, 6.46%, 02/25/68(1)	235,121	235,775
JPMorgan Mortgage Trust, Class A1A, Series 2024-CES1, 5.92%, 06/25/54(1)	32,365	32,495
JPMorgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(3)	86,868	87,150
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	179,264	176,306
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56(1)(2)(3)	35,943	34,315
New Residential Mortgage Loan Trust, Class A1, Series 2018-3A, 4.50%, 05/25/58(1)(2)(3)	27,245	26,474
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58(1)(2)(3)	63,915	60,807
OBX Trust, Class A2, Series 2018-1, 5.12%, (1-Month SOFR + 0.76%), 06/25/57(1)(2)	17,313	16,956
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(4)	258,623	260,282
PRKCM Trust, Class A1A, Series 2022-AFC1, 4.10%, 04/25/57(1)(2)(3)	68,722	67,665
RCKT Mortgage Trust, Class A1A, Series 2023- CES3, 7 .11%, 11/25/43(1)(2)(3)	61,709	62,610
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(3)	162,769	163,477
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	4,342	4,301

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2025

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Starwood Mortgage Residential Trust, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(2)(3)	$36,928	$32,249
Towd Point Mortgage Trust, Class A1A, Series 2018-6, 3.75%, 03/25/58(1)(2)(3)	40,457	40,088
Verus Securitization Trust, Class A1, Series 2021-R1, 0.82%, 10/25/63(1)(2)(3)	41,912	40,466
Verus Securitization Trust, Class A1, Series 2022-6, 4.91%, 06/25/67(1)(4)	104,518	104,279
Total Residential Mortgage Backed Securities		2,008,756
Total Mortgage Backed Securities
(Cost $3,479,073)		3,530,037
CORPORATE BONDS – 23.3%
Commercial & Residential Mortgage Finance – 0.0%
Rocket Cos., Inc., 6.13%, 08/01/30(1)	5,000	5,073
Communication Services – 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28(1)	32,000	31,422
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	33,000	32,839
Gray Media, Inc., 7.25%, 08/15/33(1)	15,000	14,934
Nexstar Media, Inc., 5.63%, 07/15/27(1)	35,000	34,954
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	10,000	10,207
T-Mobile USA, Inc., 3.88%, 04/15/30	35,000	33,933
Univision Communications, Inc., 8.00%, 08/15/28(1)	15,000	15,423
Total Communication Services		173,712
Consumer Discretionary – 2.0%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	20,000	20,182
Dr Horton, Inc., 4.85%, 10/15/30	20,000	20,124
Ford Motor Credit Co. LLC, 6.95%, 03/06/26	30,000	30,239
Hilton Domestic Operating Co., Inc., 5.75%, 09/15/33(1)	15,000	15,024
Meritage Homes Corp., 3.88%, 04/15/29(1)	30,000	28,984
Newell Brands, Inc., 6.38%, 09/15/27	31,000	31,339
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	32,000	32,030
Tractor Supply Co., 1.75%, 11/01/30	25,000	21,634
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	33,000	31,784
Total Consumer Discretionary		231,340
Consumer Staples – 0.7%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/29(1)	32,000	31,422
Mars, Inc., 4.80%, 03/01/30(1)	20,000	20,205
Post Holdings, Inc., 6.25%, 02/15/32(1)	14,000	14,279
Post Holdings, Inc., 6.38%, 03/01/33(1)	15,000	15,026
Total Consumer Staples		80,932

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy – 2.2%
Buckeye Partners LP, 6.75%, 02/01/30(1)	$10,000	$10,360
Civitas Resources, Inc., 8.38%, 07/01/28(1)	30,000	30,887
DT Midstream, Inc., 4.13%, 06/15/29(1)	34,000	32,765
Energy Transfer LP, 4.20%, 04/15/27	20,000	19,887
EQT Corp., 6.38%, 04/01/29(1)	5,000	5,149
Equities Corp., 7.50%, 06/01/27(1)	30,000	30,541
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	10,000	10,595
Hf Sinclair Corp., 5.75%, 01/15/31	15,000	15,361
Nabors Industries, Inc., 7.38%, 05/15/27(1)	35,000	35,356
Ngpl Pipeco LLC, 4.88%, 08/15/27(1)	30,000	29,787
Occidental Petroleum Corp., 5.20%, 08/01/29	20,000	20,064
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	20,000	19,914
Total Energy		260,666
Financials – 7.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.75%, 04/15/28(1)	30,000	30,430
Allstate Corp. (The), Series B, 7.53%, (3-Month SOFR + 3.20%), 08/15/53(2)	15,000	15,060
Ally Financial, Inc., 5.54%, (SOFR + 1.73%), 01/17/31(2)	15,000	15,209
American Express Co., 5.09%, (SOFR + 0.75%), 04/23/27(2)	10,000	10,029
American Express Co., 5.28%, (SOFR + 0.93%), 07/26/28(2)	3,000	3,022
American Express Co., 5.09%, (SOFR + 1.02%), 01/30/31(2)	5,000	5,108
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	35,000	34,043
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(5)	30,000	30,053
Blackstone Private Credit Fund, 5.95%, 07/16/29	15,000	15,305
Blue Owl Finance LLC, 3.13%, 06/10/31	35,000	31,268
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(5)	20,000	18,299
Citigroup, Inc., Series X, 3.88%, (US 5 Year CMT T- Note + 3.42%), perpetual(2)(5)	30,000	29,722
Citigroup, Inc., 5.62%, (SOFR + 1.28%), 02/24/28(2)	35,000	35,325
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 01/23/30(2)	19,000	19,624
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(2)	30,000	30,820
F&G Annuities & Life, Inc., 6.50%, 06/04/29	25,000	25,767
Fifth Third Bancorp, 4.06%, (SOFR + 1.36%), 04/25/28(2)	25,000	24,823
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	10,000	10,475
Goldman Sachs Group, Inc. (The), Series G, 6.33%, (3-Month SOFR + 2.01%), 10/28/27(2)	25,000	25,458
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31	10,000	10,099

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2025

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Hat Holdings I LLC / Hat Holdings II LLC, 8.00%, 06/15/27(1)	$6,000	$6,222
Huntington Bancshares, Inc./Oh, 6.21%, (SOFR + 2.02%), 08/21/29(2)	25,000	26,161
JPMorgan Chase & Co., 1.58%, (SOFR + 0.89%), 04/22/27(2)	25,000	24,465
JPMorgan Chase & Co., Series ., 5.52%, (SOFR + 1.18%), 02/24/28(2)	40,000	40,391
KeyCorp, Series G, 5.12%, (SOFR + 1.23%), 04/04/31(2)	20,000	20,221
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	27,000	26,522
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(5)	15,000	14,985
Morgan Stanley, 3.59%, 07/22/28(2)(3)	60,000	58,985
MSCI, Inc., 3.63%, 09/01/30(1)	35,000	32,863
Onemain Finance Corp., 6.63%, 01/15/28	35,000	35,861
PNC Financial Services Group, Inc. (The), 5.22%, (SOFR + 1.07%), 01/29/31(2)	25,000	25,658
Rga Global Funding, 5.45%, 05/24/29(1)	21,000	21,607
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(5)	10,000	10,335
State Street Corp., 5.75%, (SOFR + 1.35%), 11/04/26(2)	15,000	15,039
Synchrony Financial, 3.70%, 08/04/26	20,000	19,801
Truist Financial Corp., 7.16%, (SOFR + 2.45%), 10/30/29(2)	30,000	32,390
US Bancorp, 5.05%, (SOFR + 1.06%), 02/12/31(2)	30,000	30,486
Wells Fargo & Co., 3.53%, (SOFR + 1.51%), 03/24/28(2)	20,000	19,686
Wells Fargo & Co., 6.30%, (SOFR + 1.79%), 10/23/29(2)	15,000	15,788
Total Financials		897,405
Health Care – 2.2%
AdaptHealth LLC, 6.13%, 08/01/28(1)	15,000	14,919
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	30,000	26,272
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(2)	30,000	30,940
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	35,000	31,817
HCA, Inc., 5.45%, 04/01/31	30,000	30,845
Iqvia, Inc., 6.25%, 02/01/29	20,000	20,914
IQVIA, Inc., 6.25%, 06/01/32(1)	20,000	20,534
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	20,000	20,418
Royalty Pharma PLC, 5.15%, 09/02/29	25,000	25,466
Universal Health Services, Inc., 1.65%, 09/01/26	30,000	28,963
Total Health Care		251,088
Industrials – 2.2%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	25,890	25,907
Aviation Capital Group LLC, 5.38%, 07/15/29(1)	20,000	20,358
Boeing Co. (The), 6.26%, 05/01/27	10,000	10,260
Boeing Co. (The), 6.39%, 05/01/31	10,000	10,763
Builders FirstSource, Inc., 4.25%, 02/01/32(1)	10,000	9,237

Security Description	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
CoStar Group, Inc., 2.80%, 07/15/30(1)	$35,000	$31,588
Herc Holdings, Inc., 7.00%, 06/15/30(1)	5,000	5,171
Hexcel Corp., 4.20%, 02/15/27	32,000	31,750
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	20,000	18,559
Quikrete Holdings, Inc., 6.38%, 03/01/32(1)	5,000	5,131
Regal Rexnord Corp., 6.05%, 02/15/26	15,000	15,053
Regal Rexnord Corp., 6.05%, 04/15/28	15,000	15,458
TransDigm, Inc., 6.75%, 08/15/28(1)	30,000	30,648
United Airlines, Inc., 4.38%, 04/15/26(1)	32,000	31,830
Total Industrials		261,713
Information Technology – 1.4%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	25,000	24,254
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	5,000	4,841
Broadcom, Inc., 4.35%, 02/15/30	25,000	24,827
Cloud Software Group, Inc., 9.00%, 09/30/29(1)	20,000	20,712
Foundry Jv Holdco LLC, 5.90%, 01/25/30(1)	15,000	15,654
Kyndryl Holdings, Inc., 2.70%, 10/15/28	25,000	23,567
Oracle Corp., 6.25%, 11/09/32	25,000	26,919
Vontier Corp., 2.40%, 04/01/28	24,000	22,596
Total Information Technology		163,370
Materials – 1.1%
Berry Global, Inc., 5.80%, 06/15/31	30,000	31,473
JH North America Holdings, Inc., 5.88%, 01/31/31(1)	20,000	20,081
LSB Industries, Inc., 6.25%, 10/15/28(1)	15,000	14,760
Silgan Holdings, Inc., 1.40%, 04/01/26(1)	35,000	34,229
Sonoco Products Co., 4.60%, 09/01/29	25,000	24,889
Total Materials		125,432
Real Estate – 0.2%
Epr Properties, 4.95%, 04/15/28	20,000	20,014
Transaction & Payment Processing Services – 0.2%
Block, Inc., 6.50%, 05/15/32	20,000	20,536
Utilities – 1.9%
American Electric Power Co., Inc., 5.70%, 08/15/25	25,000	25,004
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(2)	20,000	20,756
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	32,000	31,793
Nextera Energy Capital Holdings, Inc., 6.38%, (US 5 Year CMT T- Note + 2.05%), 08/15/55(2)	20,000	20,570
NiSource, Inc., 6.95%, (US 5 Year CMT T- Note + 2.45%), 11/30/54(2)	10,000	10,387
Puget Energy, Inc., 2.38%, 06/15/28	25,000	23,530
Southern California Edison Co., 5.45%, 06/01/31	15,000	15,283
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	40,000	39,425
Vistra Operations Co. LLC, 5.63%, 02/15/27(1)	31,000	30,984
Total Utilities		217,732
Total Corporate Bonds
(Cost $2,644,739)		2,709,013

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2025

Security Description	Principal	Value
U.S. GOVERNMENT SECURITIES – 7.6%
U.S. Treasury Note
4.63%, 06/30/26	$155,000	$155,566
4.63%, 11/15/26	40,000	40,263
3.75%, 08/15/27	220,000	219,209
4.00%, 07/31/29	220,000	220,675
4.00%, 02/28/30	250,000	250,718
Total U.S. Government Securities
(Cost $887,922)		886,431
FOREIGN BONDS – 4.4%
Consumer Discretionary – 0.5%
Ashtead Capital, Inc., 4.25%, 11/01/29 (United Kingdom)(1)	25,000	24,428
Flutter Treasury DAC, 5.88%, 06/04/31 (Ireland)(1)	10,000	10,072
Sodexo, Inc., 5.15%, 08/15/30 (France)(1)	25,000	25,340
Total Consumer Discretionary		59,840
Consumer Staples – 0.4%
Imperial Brands Finance PLC, 5.50%, 02/01/30 (United Kingdom)(1)	20,000	20,568
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (Canada)(1)	25,000	21,731
Total Consumer Staples		42,299
Energy – 0.9%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(5)	45,000	44,407
Enbridge, Inc., 7.38%, (US 5 Year CMT T- Note + 3.71%), 01/15/83 (Canada)(2)	20,000	20,647
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(1)(2)	20,000	20,673
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29 (Canada)(1)	20,000	19,990
Total Energy		105,717
Financials – 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, (US 5 Year CMT T- Note + 2.44%), 01/31/56 (Ireland)(2)	25,000	25,368
Barclays, 7.39%, (US 1 Year CMT T- Note + 3.30%), 11/02/28 (United Kingdom)(2)	20,000	21,155
Deutsche Bank AG/New York NY, 5.00%, (SOFR + 1.70%), 09/11/30 (Germany)(2)	25,000	25,215
Societe Generale SA, 5.63%, (US 1 Year CMT T- Note + 1.75%), 01/19/30 (France)(1)(2)	20,000	20,477
UBS AG/London, 5.65%, 09/11/28 (Switzerland)	25,000	25,961
Total Financials		118,176
Health Care – 0.2%
Smith & Nephew PLC, 2.03%, 10/14/30 (United Kingdom)	30,000	26,285
Industrials – 0.3%
Avolon Holdings Funding Ltd., 5.75%, 11/15/29 (Ireland)(1)	25,000	25,763
Wrangler Holdco Corp., 6.63%, 04/01/32 (Canada)(1)	10,000	10,340
Total Industrials		36,103

Security Description	Principal	Value
FOREIGN BONDS (continued)
Materials – 0.6%
Ineos Finance PLC, 6.75%, 05/15/28 (Luxembourg)(1)	$32,000	$31,544
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	15,000	15,292
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30 (Ireland)	25,000	25,628
Total Materials		72,464
Utilities – 0.5%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26 (Canada)(4)	10,000	10,055
ENEL Finance International NV, 5.13%, 06/26/29 (Italy)(1)	20,000	20,319
National Grid PLC, 5.60%, 06/12/28 (United Kingdom)	20,000	20,577
Total Utilities		50,951
Total Foreign Bonds
(Cost $505,702)		511,835

TOTAL INVESTMENTS - 98.5%
(Cost $11,305,832)		11,467,654
Other Assets in Excess of Liabilities - 1.5%		179,769
Net Assets - 100.0%		$11,647,423

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2025, the aggregate value of these securities was $7,381,268, or 63.4% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.

(3)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(4)Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2025.

(5)Perpetual security with no stated maturity date.

Abbreviations:

CMT — Constant Maturity Treasury Index

SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2025

Portfolio Composition
Asset Allocation as of 07/31/2025 (based on net assets)

Asset Backed Securities	32.9%
Mortgage Backed Securities	30.3%
Corporate Bonds	23.3%
U.S. Government Securities	7.6%
Foreign Bonds	4.4%
Other Assets in Excess of Liabilities	1.5%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$3,830,338	$—	$3,830,338
Mortgage Backed Securities	—	3,530,037	—	3,530,037
Corporate Bonds	—	2,709,013	—	2,709,013
U.S. Government Securities	—	886,431	—	886,431
Foreign Bonds	—	511,835	—	511,835
Total	$—	$11,467,654	$—	$11,467,654

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF

July 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
CORPORATE BONDS – 78.9%
Broadline Retail – 0.2%
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	$240,000	$55,200
Commercial & Residential Mortgage Finance – 0.2%
Rocket Cos., Inc., 6.13%, 08/01/30(1)	55,000	55,802
Communication Services – 9.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	332,000	335,276
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 03/01/31(1)	25,000	25,717
CSC Holdings LLC, 11.25%, 05/15/28(1)	335,000	337,077
Directv Financing LLC, 8.88%, 02/01/30(1)	170,000	165,699
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	315,000	313,466
Gray Media, Inc., 9.63%, 07/15/32(1)	150,000	151,424
Gray Media, Inc., 7.25%, 08/15/33(1)	55,000	54,759
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	230,000	229,290
Millennium Escrow Corp., 6.63%, 08/01/26(1)	300,000	283,281
Nexstar Media, Inc., 5.63%, 07/15/27(1)	460,000	459,395
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	13,410
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	145,000	147,994
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/28(1)	279,000	295,059
Univision Communications, Inc., 8.00%, 08/15/28(1)	155,000	159,365
Total Communication Services		2,971,212
Consumer Discretionary – 7.9%
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	335,000	338,046
Churchill Downs, Inc., 5.75%, 04/01/30(1)	340,000	339,414
Ford Motor Co., 3.25%, 02/12/32	95,000	80,528
Ford Motor Credit Co. LLC, 6.95%, 03/06/26	375,000	377,984
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	335,000	335,563
New Home Co., Inc. (The), 9.25%, 10/01/29(1)	70,000	72,653
New Home Co., Inc. (The), 8.50%, 11/01/30(1)	10,000	10,222
Newell Brands, Inc., 6.38%, 09/15/27	60,000	60,657
Newell Brands, Inc., 6.63%, 09/15/29	324,000	323,170
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	20,000	20,019
Under Armour, Inc., 7.25%, 07/15/30(1)	120,000	122,732
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	350,000	337,105
Total Consumer Discretionary		2,418,093
Consumer Staples – 3.0%
Energizer Holdings, Inc., 6.50%, 12/31/27(1)	455,000	462,102
Post Holdings, Inc., 5.50%, 12/15/29(1)	155,000	153,753
Post Holdings, Inc., 6.25%, 02/15/32(1)	60,000	61,196
Post Holdings, Inc., 6.38%, 03/01/33(1)	25,000	25,044
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	230,000	230,751
Total Consumer Staples		932,846

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy – 20.0%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	$355,000	$376,354
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/32(1)	335,000	344,663
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 10/15/32(1)	195,000	198,522
Buckeye Partners LP, 6.75%, 02/01/30(1)	335,000	347,069
Citgo Petroleum Corp., 6.38%, 06/15/26(1)	455,000	454,669
Civitas Resources, Inc., 8.75%, 07/01/31(1)	40,000	40,544
Energy Transfer LP, 8.00%, (US 5 Year CMT T- Note + 4.02%), 05/15/54(2)	170,000	181,269
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/28	45,000	45,482
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	320,000	339,021
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	325,000	330,690
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	305,000	318,767
Hess Midstream Operations LP, 5.88%, 03/01/28(1)	215,000	218,702
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	350,000	344,099
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(1)	115,000	118,262
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(1)	335,000	328,769
Nabors Industries, Inc., 7.38%, 05/15/27(1)	335,000	338,403
Noble Finance II LLC, 8.00%, 04/15/30(1)	330,000	336,878
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/28(1)	365,000	376,268
Tidewater, Inc., 9.13%, 07/15/30(1)	45,000	47,229
Transocean, Inc., 8.75%, 02/15/30(1)	296,000	307,149
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29(1)	325,000	332,452
Venture Global LNG, Inc., 7.00%, 01/15/30(1)	335,000	339,960
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	50,000	53,978
Total Energy		6,119,199
Financials – 12.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.75%, 04/15/28(1)	235,000	238,366
Apollo Debt Solutions BDC, 6.90%, 04/13/29	322,000	336,487
Azorra Finance Ltd., 7.25%, 01/15/31(1)	130,000	133,007
Blue Owl Credit Income Corp., 3.13%, 09/23/26	400,000	390,310
Blue Owl Credit Income Corp., 6.65%, 03/15/31	69,000	71,028
F&G Annuities & Life, Inc., 6.50%, 06/04/29	180,000	185,520
FS KKR Capital Corp., 6.88%, 08/15/29	315,000	325,245
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	320,000	335,202
Hub International Ltd., 7.25%, 06/15/30(1)	325,000	338,995
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	350,000	343,811
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	355,000	352,236

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

July 31, 2025

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
OneMain Finance Corp., 7.88%, 03/15/30	$315,000	$331,882
OneMain Finance Corp., 7.13%, 11/15/31	80,000	82,659
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	330,000	341,463
Total Financials		3,806,211
Health Care – 7.8%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(1)	240,000	237,147
AdaptHealth LLC, 6.13%, 08/01/28(1)	215,000	213,848
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(1)	10,000	10,162
CHS/Community Health Systems, Inc., 5.63%, 03/15/27(1)	235,000	235,517
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	16,753
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(2)	335,000	345,499
DENTSPLY SIRONA, Inc., 8.38%, (US 5 Year CMT T- Note + 4.38%), 09/12/55(2)	160,000	161,712
Endo Finance Holdings, Inc., 8.50%, 04/15/31(1)	310,000	330,175
IQVIA, Inc., 6.25%, 06/01/32(1)	90,000	92,403
LifePoint Health, Inc., 11.00%, 10/15/30(1)	300,000	330,104
Medline Borrower LP, 5.25%, 10/01/29(1)	345,000	338,475
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	65,000	66,358
Total Health Care		2,378,153
Industrials – 4.6%
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(1)	325,000	298,241
FTAI Aviation Investors LLC, 5.50%, 05/01/28(1)	195,000	194,676
FTAI Aviation Investors LLC, 7.00%, 05/01/31(1)	85,000	88,261
Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(1)	240,000	239,267
Herc Holdings, Inc., 7.00%, 06/15/30(1)	35,000	36,196
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	165,000	167,257
QXO Building Products, Inc., 6.75%, 04/30/32(1)	5,000	5,161
TransDigm, Inc., 6.75%, 08/15/28(1)	385,000	393,321
Total Industrials		1,422,380
Information Technology – 3.9%
Cloud Software Group, Inc., 9.00%, 09/30/29(1)	115,000	119,093
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	320,000	317,889
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	45,000	44,789
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	390,000	377,812
Rocket Software, Inc., 9.00%, 11/28/28(1)	325,000	336,295
Total Information Technology		1,195,878
Materials – 4.3%
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	335,000	335,464
JH North America Holdings, Inc., 5.88%, 01/31/31(1)	150,000	150,607
LSB Industries, Inc., 6.25%, 10/15/28(1)	340,000	334,554
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(1)	325,000	328,242

Security Description	Principal	Value
CORPORATE BONDS (continued)
Materials (continued)
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	$150,000	$159,180
Total Materials		1,308,047
Real Estate – 0.2%
HAT Holdings I LLC / Hat Holdings II LLC, 3.38%, 06/15/26(1)	71,000	69,710
Transaction & Payment Processing Services – 0.8%
NCR Atleos Corp., 9.50%, 04/01/29(1)	220,000	238,534
Utilities – 3.9%
American Electric Power Co., Inc., 7.05%, (US 5 Year CMT T-Note + 2.75%), 12/15/54(2)	150,000	156,937
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/29(1)	330,000	342,489
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	205,000	203,674
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	178,000	164,531
Lightning Power LLC, 7.25%, 08/15/32(1)	320,000	334,790
Total Utilities		1,202,421
Total Corporate Bonds
(Cost $24,209,505)		24,173,686
FOREIGN BONDS – 16.5%
Communication Services – 0.0%(3)
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	20,000	7,600
Consumer Discretionary – 4.2%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/29 (Canada)(1)	235,000	240,445
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (Jersey Island)(1)	160,000	152,728
Flutter Treasury DAC, 5.88%, 06/04/31 (Ireland)(1)	120,000	120,866
Great Canadian Gaming Corp. / Raptor LLC, 8.75%, 11/15/29 (Canada)(1)	40,000	39,196
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31 (United Kingdom)(1)	340,000	297,087
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	330,000	334,025
Opal Bidco SAS, 6.50%, 03/31/32 (France)(1)	100,000	101,066
Total Consumer Discretionary		1,285,413
Consumer Staples – 0.7%
Froneri Lux FinCo Sarl, 6.00%, 08/01/32 (United Kingdom)(1)	$45,000	$44,867
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (Canada)(1)	195,000	169,504
Total Consumer Staples		214,371
Energy – 3.0%
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	325,000	248,625
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(1)(2)	322,000	332,844
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	345,000	339,555
Total Energy		921,024

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

July 31, 2025

Security Description	Principal	Value
FOREIGN BONDS (continued)
Financials – 1.6%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.00%, 05/21/30 (Luxembourg)(1)	$150,000	$154,768
GGAM Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	330,000	340,795
Total Financials		495,563
Health Care – 1.2%
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	235,000	226,580
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	138,000	135,240
Total Health Care		361,820
Industrials – 1.3%
Cimpress PLC, 7.38%, 09/15/32 (Ireland)(1)	335,000	327,875
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (Ireland)(1)	80,000	83,895
Total Industrials		411,770
Materials – 4.5%
Capstone Copper Corp., 6.75%, 03/31/33 (Canada)(1)	250,000	254,956
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	338,000	342,488
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	320,000	326,230
Maxam Prill Sarl, 7.75%, 07/15/30 (Luxembourg)(1)	200,000	195,734
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	160,000	167,261
Trivium Packaging Finance BV, 8.25%, 07/15/30 (Netherlands)(1)	85,000	89,562
Total Materials		1,376,231
Total Foreign Bonds
(Cost $5,207,172)		5,073,792
Common Stock - 0.0%	Shares
Health Care - 0.0%
Lannett Co., Inc.*(4) (Cost $462)	416	0
TERM LOAN – 0.0%	Principal
Financials – 0.0%(3)
Lannett Co., Inc., 2.00%, (3-Month SOFR + 2.00%), 06/16/30(2)(4) (Cost $58)	2,253	675

Security Description	Principal	Value
MONEY MARKET FUND - 3.6%
JP Morgan U.S. Government Money Market Institutional Shares, 4.17%(5) (Cost $1,093,203)	$1,093,203	$1,093,203
TOTAL INVESTMENTS - 99.0%
(Cost $30,510,400)		30,341,356
Other Assets in Excess of Liabilities - 1.0%		306,680
Net Assets - 100.0%		$30,648,036

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2025, the aggregate value of these securities was $24,978,802, or 81.5% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.

(3)Amount rounds to less than 0.05%.

(4)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(5)The rate shown reflects the seven-day yield as of July 31, 2025.

Abbreviations:

CMT — Constant Maturity Treasury Index

SOFR — Secured Overnight Financing Rate

Portfolio Composition
Asset Allocation as of 07/31/2025 (based on net assets)

Corporate Bonds	78.9%
Foreign Bonds	16.5%
Money Market Fund	3.6%
Term Loan	0.0%*
Common Stock	0.0%*
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

*Amount rounds to less than 0.05%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Corporate Bonds	$—	$24,173,686	$—		$24,173,686
Foreign Bonds	—	5,073,792	—		5,073,792
Term Loan	—	—	675		675
Common Stock	—	—	—	(1)	—
Money Market Fund	1,093,203	—	—		1,093,203
Total	$1,093,203	$29,247,478	$675		$30,341,356

(1)Includes internally fair valued securities currently priced at zero ($0).

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the year ended July 31, 2025.

Schedule of Investments — Virtus Seix AAA Private Credit CLO ETF

July 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES – 94.1%
Antares CLO 2018-3 Ltd., Class A1R, Series 2024-3A (Cayman Islands), 5.92%, (3-Month SOFR + 1.59%), 07/20/36(1)(2)	$600,000	$598,745
Antares CLO 2019-2 Ltd., Class A1R, Series 2024-2A (Cayman Islands), 6.27%, (3-Month SOFR + 1.95%), 01/23/36(1)(2)	670,000	672,321
BCC Middle Market CLO 2024-1 LLC, Class A1, Series 2024-1A (Cayman Islands), 6.07%, (3-Month SOFR + 1.75%), 07/17/36(1)(2)	900,000	902,339
BCC Middle Market CLO 2025-1 LLC, Class A1, Series 2025-1A, 5.73%, (3-Month SOFR + 1.62%), 07/17/37(1)(2)	1,000,000	1,003,250
Bcred CLO 2024-2 LLC, Class A, Series 2024-2A, 5.83%, (3-Month SOFR + 1.50%), 01/20/37(1)(2)	800,000	800,580
BCRED MML CLO 2022-1 LLC, Class A1, Series 2022-1A, 5.98%, (3-Month SOFR + 1.65%), 04/20/35(1)(2)	1,000,000	1,002,074
BlackRock Maroon Bells CLO XI LLC, Class AR, Series 2024-1A, 5.92%, (3-Month SOFR + 1.60%), 01/15/38(1)(2)	1,250,000	1,252,095
BlackRock Shasta CLO XIII LLC, Class A1, Series 2024-1A, 6.17%, (3-Month SOFR + 1.85%), 07/15/36(1)(2)	600,000	603,404
Cerberus Loan Funding XLVIII LLC, Class AN, Series 2024-4A, 5.97%, (3-Month SOFR + 1.65%), 10/15/36(1)(2)	750,000	753,244
Churchill Middle Market CLO IV Ltd., Class AR, Series 2024-1A (Cayman Islands), 6.25%, (3-Month SOFR + 1.93%), 04/23/36(1)(2)	600,000	602,340
Deerpath Capital CLO 2021-1 Ltd., Class A1R, Series 2024-1A (Cayman Islands), 6.12%, (3-Month SOFR + 1.80%), 07/15/36(1)(2)	800,000	800,856
Deerpath Capital CLO 2023-2 Ltd., Class A2A, Series 2023-2A (Jersey Island), 7.37%, (3-Month SOFR + 3.05%), 01/15/36(1)(2)	500,000	507,010
Fortress Credit Opportunities XXI CLO LLC, Class A1TR, Series 2025-21A, 5.90%, (3-Month SOFR + 1.57%), 01/21/37(1)(2)	600,000	601,406
Golub Capital Partners CLO 42m-R, Class A2R, Series 2024-42RA, 7.06%, (3-Month SOFR + 2.75%), 01/20/36(1)(2)	500,000	503,140
Golub Capital Partners CLO 46M Ltd., Class A1R, Series 2024-46A, 6.14%, (3-Month SOFR + 1.81%), 04/20/37(1)(2)	157,000	157,499
Golub Capital Partners CLO 67M, Class A1, Series 2023-67A, 6.80%, (3-Month SOFR + 2.50%), 05/09/36(1)(2)	438,000	438,610
HIG Whitehorse Trinity CLO Ltd., Class A, Series 2024-1A (Jersey Island), 6.47%, (3-Month SOFR + 2.15%), 04/25/36(1)(2)	750,000	756,353
Hlend CLO 2025-3 LLC, Class A, Series 2025-3A, 5.67%, (3-Month SOFR + 1.40%), 01/20/37(1)(2)	600,000	601,298

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
HPS Private Credit CLO 2025-3 LLC, Class A1, Series 2025-3A, 5.91%, (3-Month SOFR + 1.65%), 07/20/37(1)(2)	$1,000,000	$1,001,538
IVY Hill Middle Market Credit Fund Xii Ltd., Class A1R2, Series 2025-12A (Cayman Islands), 5.73%, (3-Month SOFR + 1.40%), 04/20/37(1)(2)	850,000	849,553
MCF CLO IX Ltd., Class A1RR, Series 2024-1A (Cayman Islands), 6.32%, (3-Month SOFR + 2.00%), 04/17/36(1)(2)	800,000	797,226
Owl Rock CLO III Ltd., Class AR, Series 2024-3A (Cayman Islands), 6.18%, (3-Month SOFR + 1.85%), 04/20/36(1)(2)	1,000,000	1,002,537
Owl Rock CLO VII LLC, Class AR, Series 2025-7A, 5.73%, (3-Month SOFR + 1.40%), 04/20/38(1)(2)	400,000	397,521
Woodmont 2022-9 Trust, Class A1R, Series 2024-9A, 6.02%, (3-Month SOFR + 1.70%), 10/25/36(1)(2)	1,000,000	1,002,546
Total Asset Backed Securities
(Cost $17,649,997)		17,607,485
TERM LOAN – 4.3%
Utilities – 4.3%
Calpine Corp., 6.11%, (1-Month SOFR + 1.75%), 02/15/32(1)
(Cost $797,000)	800,000	800,668

TOTAL INVESTMENTS - 98.4%
(Cost $18,446,997)		18,408,153
Other Assets in Excess of Liabilities - 1.6%		300,234
Net Assets - 100.0%		$18,708,387

(1)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.

(2)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2025, the aggregate value of these securities was $17,607,485, or 94.1% of net assets.

Abbreviations:

SOFR — Secured Overnight Financing Rate

Portfolio Composition
Asset Allocation as of 07/31/2025 (based on net assets)

Asset Backed Securities	94.1%
Term Loan	4.3%
Other Assets in Excess of Liabilities	1.6%
Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix AAA Private Credit CLO ETF (continued)

July 31, 2025

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$17,607,485	$—	$17,607,485
Term Loan	—	800,668	—	800,668
Total	$—	$18,408,153	$—	$18,408,153

Schedule of Investments — Virtus Seix Senior Loan ETF

July 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
TERM LOANS – 96.2%
Basic Materials – 7.6%
Ahlstrom Holding 3 Oy, 8.48%, (3-Month SOFR + 4.18%), 05/23/30(1)	$305,000	$307,350
Arc Falcon I, Inc., 7.96%, (1-Month SOFR + 3.60%), 09/30/28(1)	1,002,718	1,007,356
Arc Falcon I, Inc., 11.46%, (1-Month SOFR + 7.10%), 09/30/29(1)	1,380,000	1,355,850
Bakelite US Holdco, Inc., 8.05%, (3-Month SOFR + 3.75%), 12/23/31(1)	1,756,175	1,751,126
Chemours (The), Co., 7.36%, (1-Month SOFR + 3.00%), 08/18/28(1)	1,233,684	1,235,226
Consolidated Energy Finance SA, 8.83%, (3-Month SOFR + 4.50%), 11/15/30(1)	1,550,400	1,473,934
Covia Holdings LLC, 7.55%, (3-Month SOFR + 3.25%), 02/26/32(1)	640,000	643,699
Domtar Corp., 9.97%, (1-Month SOFR + 5.61%), 11/30/28(1)	602,309	564,915
Hexion Holdings Corp., 8.34%, (1-Month SOFR + 4.00%), 03/15/29(1)	2,203,258	2,200,229
Hexion Holdings Corp., 11.89%, (1-Month SOFR + 7.54%), 03/15/30(1)	77,647	76,871
INEOS Styrolution US Holding LLC, 6.46%, (1-Month SOFR + 2.10%), 01/29/27(1)	1,937,056	1,857,966
INEOS US Finance LLC, 7.61%, (1-Month SOFR + 3.25%), 02/18/30(1)	1,823,719	1,698,903
INEOS US Finance LLC, 7.36%, (1-Month SOFR + 3.00%), 02/07/31(1)	2,198,922	2,029,418
INEOS US Petrochem LLC, 8.61%, (1-Month SOFR + 4.25%), 10/01/31(1)	1,102,238	1,003,036
M2S Group Intermediate Holdings, Inc., 9.06%, (3-Month SOFR + 4.75%), 08/25/31(1)	866,523	850,276
Magnera Corp., 8.58%, (3-Month SOFR + 4.25%), 11/04/31(1)	1,741,250	1,733,632
Manchester Acquisition Sub LLC, 10.22%, (3-Month SOFR + 5.90%), 12/01/26(1)	739,846	702,547
Mativ Holdings, Inc., 8.22%, (1-Month SOFR + 0.00%), 04/20/28(1)	762,389	758,577
Natgasoline LLC, 9.86%, (1-Month SOFR + 5.50%), 03/29/30(1)	919,219	923,815
Spa US HoldCo, Inc., 0.00%, (SOFR + 0.00%), 02/04/28(2)	1,323,758	1,328,722
Trinseo Materials Operating SCA, 7.09%, (3-Month SOFR + 2.76%), 05/03/28(1)	491,049	212,585
Total Basic Materials		23,716,033
Communications – 16.5%
2Degrees Group Ltd., 7.57%, (3-Month SOFR + 3.25%), 05/11/29(1)	493,304	495,770
Altice Financing SA, 0.00%, (SOFR + 0.00%), 10/31/27(2)	623,402	544,541
Altice Financing SA, 9.32%, (3-Month SOFR + 5.00%), 10/31/27(1)	2,034,114	1,776,798
Altice France SA, 9.82%, (3-Month SOFR + 5.50%), 08/15/28(1)	521,320	486,050
Cable One, Inc., 6.47%, (1-Month SOFR + 2.11%), 05/03/28(1)	376,519	364,094
Cengage Learning, Inc., 7.83%, (3-Month SOFR + 3.50%), 03/22/31(1)	638,840	639,422

Security Description	Principal	Value
TERM LOANS (continued)
Communications (continued)
Cengage Learning, Inc., 7.85%, (1-Month SOFR + 3.50%), 03/22/31(1)	$372,650	$372,989
Charter Communications Operating LLC, 6.54%, (3-Month SOFR + 2.25%), 12/15/31(1)	2,198,950	2,201,424
Cogeco Communications USA II LP, 7.61%, (1-Month SOFR + 3.25%), 09/18/30(1)	1,394,153	1,392,787
Connect Finco SARL, 0.00%, (SOFR + 0.00%), 09/27/29(2)	270,000	265,486
Connect Finco SARL, 8.86%, (1-Month SOFR + 4.50%), 09/27/29(1)	2,065,652	2,031,115
Coral-US Co-Borrower LLC, 7.57%, (3-Month SOFR + 3.25%), 01/31/32(1)	2,070,000	2,067,040
Crown Subsea Communications Holding, Inc., 7.82%, (3-Month SOFR + 3.50%), 01/30/31(1)	891,000	898,057
Digital Media Solutions LLC, 0.00%, (1-Month SOFR + 0.00%), 05/25/26(1)(4)	37,454	0
Digital Media Solutions LLC, 15.43%, (3-Month SOFR + 0.00%), 05/25/26(1)(3)(4)	416,979	0
Directv Financing LLC, 9.82%, (3-Month SOFR + 5.51%), 08/02/29(1)	950,549	944,471
Directv Financing LLC, 9.81%, (3-Month SOFR + 5.50%), 02/17/31(1)	188,000	181,961
DMS Purchaser LLC, 11.80%, (3-Month SOFR + 7.50%), 02/28/30(1)(4)	173,551	175,026
Ensono, Inc., 8.47%, (1-Month SOFR + 4.11%), 05/19/28(1)	1,028,670	1,032,312
Ensono, Inc., 8.35%, (1-Month SOFR + 4.00%), 05/26/28(1)	124,818	125,260
Gray Television, Inc., 0.00%, (SOFR + 0.00%), 12/01/28(2)	579,856	580,018
Houghton Mifflin Harcourt Co., 9.71%, (1-Month SOFR + 5.35%), 04/09/29(1)	1,600,885	1,520,344
LendingTree LLC, 8.47%, (1-Month SOFR + 4.11%), 09/15/28(1)	1,236,661	1,242,844
Level 3 Financing, Inc., 8.61%, (1-Month SOFR + 4.25%), 03/27/32(1)	1,330,000	1,343,819
Lumen Technologies, Inc., 10.36%, (1-Month SOFR + 6.00%), 06/01/28(1)	3,001,923	3,076,971
Lumen Technologies, Inc., 6.82%, (1-Month SOFR + 2.46%), 04/15/29(1)	1,027,382	1,023,370
Lumen Technologies, Inc., 6.82%, (1-Month SOFR + 2.46%), 04/15/30(1)	542,153	539,740
Magnite, Inc., 7.36%, (1-Month SOFR + 3.00%), 02/06/31(1)	1,418,897	1,425,693
MH Sub I LLC, 8.61%, (1-Month SOFR + 4.25%), 05/03/28(1)	229,924	219,880
Neptune Bidco US, Inc., 9.18%, (3-Month SOFR + 4.85%), 10/11/28(1)	227,023	217,820
Neptune Bidco US, Inc., 9.43%, (3-Month SOFR + 5.10%), 04/11/29(1)	2,811,934	2,708,680
Nexstar Media, Inc., 6.86%, (1-Month SOFR + 2.50%), 06/24/32(1)	615,000	616,768
Nielsen Holdings Ltd., 14.18%, (3-Month SOFR + 9.85%), 10/11/29(1)	880,544	871,739
Summer BC Holdco B SARL, 9.56%, (3-Month SOFR + 5.26%), 02/15/29(1)	1,399,750	1,405,874

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2025

Security Description	Principal	Value
TERM LOANS (continued)
Communications (continued)
Sunrise Financing Partnership, 6.69%, (6-Month SOFR + 2.50%), 02/15/32(1)	$1,108,398	$1,109,007
team.blue Finco SARL, 7.55%, (1-Month SOFR + 3.25%), 07/12/32(1)	670,000	672,831
Telenet Financing USD LLC, 6.46%, (1-Month SOFR + 2.11%), 04/30/28(1)	1,000,000	981,750
Thryv, Inc., 11.11%, (1-Month SOFR + 6.75%), 05/01/29(1)	98,000	98,490
TripAdvisor, Inc., 7.11%, (1-Month SOFR + 2.75%), 07/08/31(1)	1,376,416	1,366,093
Univision Communications, Inc., 7.97%, (1-Month SOFR + 3.61%), 01/31/29(1)	1,961,570	1,957,901
Venga Finance Sarl, 8.34%, (3-Month SOFR + 4.01%), 06/28/29(1)	1,965,795	1,978,090
Virgin Media Bristol LLC, 0.00%, (SOFR + 0.00%), 01/31/28(2)	560,318	554,482
Virgin Media Bristol LLC, 7.71%, (1-Month SOFR + 3.36%), 01/31/29(1)	1,500,000	1,493,100
Virgin Media Bristol LLC, 7.37%, (6-Month SOFR + 3.28%), 03/31/31(1)	1,900,000	1,867,225
Wasserman Media Group LLC, 7.35%, (1-Month SOFR + 3.00%), 06/11/32(1)	670,000	672,931
Zacapa SARL, 8.05%, (3-Month SOFR + 3.75%), 03/22/29(1)	4,034,991	4,047,600
Ziggo Financing Partnership, 0.00%, (SOFR + 0.00%), 04/30/28(2)	95,000	91,926
Ziggo Financing Partnership, 6.96%, (1-Month SOFR + 2.61%), 04/30/28(1)	1,707,442	1,652,189
Total Communications		51,331,778
Consumer, Cyclical – 10.6%
ABG Intermediate Holdings 2 LLC, 6.61%, (1-Month SOFR + 2.25%), 12/21/28(1)	1,650,757	1,649,725
ABG Intermediate Holdings 2 LLC, 6.61%, (1-Month SOFR + 2.25%), 02/13/32(1)	224,438	223,982
Allen Media LLC, 9.95%, (3-Month SOFR + 5.65%), 02/10/27(1)	361,988	220,813
Allwyn Entertainment Financing US LLC, 6.33%, (3-Month SOFR + 2.00%), 06/02/31(1)	1,030,455	1,027,451
AP Core Holdings II LLC, 0.00%, (SOFR + 0.00%), 09/01/27(2)	620,000	595,533
AP Core Holdings II LLC, 9.97%, (1-Month SOFR + 5.61%), 09/01/27(1)	1,590,000	1,527,060
Autokiniton US Holdings, Inc., 0.00%, (SOFR + 0.00%), 04/06/28(2)	240,000	232,543
Autokiniton US Holdings, Inc., 8.47%, (1-Month SOFR + 4.11%), 04/06/28(1)	1,484,925	1,438,788
Beach Acquisition Bidco LLC, 0.00%, (SOFR + 0.00%), 06/25/32(2)	625,000	629,687
Bombardier Recreational Products, Inc., 7.11%, (1-Month SOFR + 2.75%), 01/22/31(1)	2,010,782	2,016,071
Boots Group Finco LP, 0.00%, (SOFR + 0.00%), 07/22/32(2)	845,000	845,532
Clarios Global LP, 7.11%, (1-Month SOFR + 2.75%), 01/28/32(1)	630,000	630,917
CWGS Group LLC, 0.00%, (SOFR + 0.00%), 06/03/28(2)	140,000	138,221

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Cyclical (continued)
CWGS Group LLC, 6.97%, (1-Month SOFR + 2.61%), 06/03/28(1)	$766,972	$757,224
EOC Borrower LLC, 7.36%, (1-Month SOFR + 3.00%), 03/24/32(1)	1,415,000	1,420,087
Fitness International LLC, 8.86%, (1-Month SOFR + 4.50%), 02/12/29(1)	246,278	248,485
Foundation Building Materials, Inc., 9.55%, (3-Month SOFR + 5.25%), 01/29/31(1)	715,000	701,197
GBT US III LLC, 6.81%, (3-Month SOFR + 2.50%), 07/25/31(1)	756,200	759,463
Golden State Foods LLC, 8.59%, (1-Month SOFR + 4.25%), 12/04/31(1)	992,525	999,115
LC Ahab US Bidco LLC, 7.36%, (1-Month SOFR + 3.00%), 05/01/31(1)	994,987	997,480
LCI Industries, 6.86%, (1-Month SOFR + 2.50%), 03/19/32(1)	802,988	808,010
Light & Wonder International, Inc., 6.59%, (1-Month SOFR + 2.25%), 04/14/29(1)	496,250	497,987
Oravel Stays Singapore Pte Ltd., 0.00%, (SOFR + 0.00%), 12/20/29(2)	330,000	327,937
Oravel Stays Singapore Pte Ltd., 12.30%, (3-Month SOFR + 8.00%), 12/20/29(1)	1,675,800	1,665,326
Peer Holding III BV, 6.80%, (3-Month SOFR + 2.50%), 07/01/31(1)	681,575	684,240
QXO Building Products, Inc., 7.30%, (3-Month SOFR + 3.00%), 04/30/32(1)	1,101,222	1,112,014
Restoration Hardware, Inc., 6.97%, (1-Month SOFR + 2.61%), 10/20/28(1)	139,637	135,309
Restoration Hardware, Inc., 7.71%, (1-Month SOFR + 3.35%), 10/20/28(1)	1,020,995	998,982
Sabre GLBL, Inc., 0.00%, (SOFR + 0.00%), 12/17/27(2)	126,746	126,455
Sabre GLBL, Inc., 7.97%, (1-Month SOFR + 3.61%), 12/17/27(1)	648,127	646,643
Sabre GLBL, Inc., 8.71%, (1-Month SOFR + 4.35%), 06/30/28(1)	190,995	190,709
Sabre GLBL, Inc., 9.46%, (1-Month SOFR + 5.10%), 06/30/28(1)	795,786	793,796
Sabre GLBL, Inc., 0.00%, (SOFR + 0.00%), 11/15/29(2)	292,403	283,631
Topgolf Callaway Brands Corp., 0.00%, (SOFR + 0.00%), 03/15/30(2)	354,056	350,349
Topgolf Callaway Brands Corp., 7.36%, (1-Month SOFR + 3.00%), 03/15/30(1)	837,766	828,995
Varsity Brands, Inc., 7.33%, (3-Month SOFR + 3.00%), 08/26/31(1)	997,500	1,001,365
Victra Holdings LLC, 8.55%, (3-Month SOFR + 4.25%), 03/29/29(1)	1,751,100	1,758,490
Voyager Parent LLC, 9.04%, (2-Month SOFR + 4.75%), 07/01/32(1)	1,170,000	1,172,503
WH Borrower LLC, 9.07%, (3-Month SOFR + 4.75%), 02/12/32(1)	2,620,000	2,623,485
Total Consumer, Cyclical		33,065,600

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2025

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Non-cyclical – 14.2%
A-AG US GSI Bidco, Inc., 9.30%, (3-Month SOFR + 5.00%), 10/31/31(1)	$1,137,150	$1,131,464
AHP Health Partners, Inc., 7.11%, (1-Month SOFR + 2.75%), 08/24/28(1)	853,889	856,557
American Public Education, Inc., 9.97%, (1-Month SOFR + 5.61%), 09/01/27(1)	720,000	714,600
Amneal Pharmaceuticals LLC, 9.86%, (1-Month SOFR + 5.50%), 05/04/28(1)	2,889,405	2,947,193
Aspire Bakeries Holdings LLC, 7.85%, (1-Month SOFR + 3.50%), 12/23/30(1)	596,985	603,143
Camelot US Acquisition LLC, 0.00%, (SOFR + 0.00%), 01/31/31(2)	20,000	20,017
Camelot US Acquisition LLC, 7.11%, (1-Month SOFR + 2.75%), 01/31/31(1)	1,000,000	1,000,875
Catawba Nation Gaming Authority, 9.05%, (3-Month SOFR + 4.75%), 03/28/32(1)	1,035,000	1,056,994
Froneri US, Inc., 0.00%, (SOFR + 0.00%), 07/16/32(2)	930,000	929,247
Fugue Finance LLC, 7.10%, (1-Month SOFR + 2.75%), 01/09/32(1)	809,973	814,238
HAH Group Holding Co. LLC, 9.36%, (1-Month SOFR + 5.00%), 09/17/31(1)	674,605	654,367
LifePoint Health, Inc, 7.82%, (3-Month SOFR + 3.50%), 05/16/31(1)	384,035	382,716
LifePoint Health, Inc, 8.07%, (3-Month SOFR + 3.75%), 05/16/31(1)	2,685,804	2,684,971
LifePoint Health, Inc., 0.00%, (SOFR + 0.00%), 05/16/31(2)	139,649	139,169
Medline Borrower LP, 6.61%, (1-Month SOFR + 2.25%), 10/23/28(1)	1,773,578	1,777,151
Mister Car Wash Holdings, Inc., 6.86%, (1-Month SOFR + 2.50%), 03/21/31(1)	310,989	311,849
Neon Maple US Debt Mergersub, Inc., 7.11%, (1-Month SOFR + 0.00%), 11/17/31(1)	1,625,925	1,629,128
NorthAB LLC, 6.80%, (3-Month SOFR + 2.50%), 11/24/28(1)	1,027,438	1,018,556
Nourish Buyer I, Inc., 8.83%, (3-Month SOFR + 4.50%), 07/08/32(1)	525,000	525,000
Opal US LLC, 0.00%, (SOFR + 0.00%), 04/28/32(2)	2,705,000	2,720,053
Organon & Co., 6.60%, (1-Month SOFR + 2.25%), 05/19/31(1)	1,796,927	1,737,782
Primary Products Finance LLC, 7.54%, (3-Month SOFR + 3.25%), 04/01/29(1)	1,617,110	1,591,503
Primo Brands Corp., 6.55%, (3-Month SOFR + 2.25%), 03/31/28(1)	1,449,303	1,454,339
Priority Holdings LLC, 9.08%, (1-Month SOFR + 4.75%), 05/16/31(1)	1,547,072	1,552,147
Priority Holdings LLC, 0.00%, (SOFR + 0.00%), 07/22/32(2)	250,000	250,469
Prometric Holdings, Inc., 8.22%, (1-Month SOFR + 3.86%), 06/18/32(1)	670,000	675,444
Quirch Foods Holdings LLC, 9.57%, (3-Month SOFR + 5.26%), 10/27/27(1)	1,593,398	1,555,555
Savor Acquisition, Inc., 7.61%, (1-Month SOFR + 3.25%), 02/04/32(1)	726,466	731,006

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Non-cyclical (continued)
Savor Acquisition, Inc., 0.00%, (3-Month SOFR + 0.00%), 02/19/32(1)	$68,534	$68,963
Sazerac Co., Inc., 6.84%, (1-Month SOFR + 2.50%), 07/09/32(1)	730,000	733,424
Team Health Holdings, Inc., 9.61%, (1-Month SOFR + 5.25%), 03/02/27(1)	1,580,952	1,581,940
Team Health Holdings, Inc., 0.00%, (SOFR + 0.00%), 06/23/28(2)	1,185,000	1,186,481
Team Public Choices LLC, 9.41%, (3-Month SOFR + 5.10%), 12/20/27(1)	865,538	861,981
Team Public Choices LLC, 9.56%, (3-Month SOFR + 5.25%), 12/20/27(1)	482,575	483,178
Transnetwork LLC, 9.05%, (3-Month SOFR + 4.75%), 12/29/30(1)	997,468	1,000,590
TTF Lower Intermediate LLC, 0.00%, (SOFR + 0.00%), 07/18/31(2)	365,000	362,719
TTF Lower Intermediate LLC, 8.00%, (6-Month SOFR + 3.75%), 07/18/31(1)	942,716	936,824
University Support Services LLC, 7.11%, (1-Month SOFR + 2.75%), 02/10/29(1)	2,485,492	2,443,562
Veritiv Operating Co., 8.30%, (3-Month SOFR + 4.00%), 11/30/30(1)	948,408	953,449
Vestis Corp., 6.58%, (3-Month SOFR + 2.25%), 02/22/31(1)	1,626,635	1,561,570
VM Consolidated, Inc., 6.61%, (1-Month SOFR + 2.25%), 03/24/28(1)	626,356	628,705
Total Consumer, Non-cyclical		44,268,919
Diversified – 0.4%
Emerald X, Inc., 8.11%, (1-Month SOFR + 3.75%), 01/23/32(1)	400,000	403,582
First Eagle Holdings, Inc., 7.30%, (3-Month SOFR + 3.00%), 03/05/29(1)	740,625	741,051
Total Diversified		1,144,633
Energy – 6.6%
AL NGPL Holdings LLC, 6.78%, (3-Month SOFR + 2.50%), 04/13/28(1)	1,352,951	1,358,363
Brazos Delaware II LLC, 7.34%, (1-Month SOFR + 3.00%), 02/11/30(1)	467,578	468,857
CPPIB OVM Member US LLC, 7.05%, (3-Month SOFR + 2.75%), 08/20/31(1)	899,284	903,407
EMG Utica Midstream Holdings LLC, 0.00%, (SOFR + 0.00%), 04/01/30(2)	250,000	250,938
EMG Utica Midstream Holdings LLC, 8.30%, (3-Month SOFR + 4.00%), 04/01/30(1)	633,413	635,788
EPIC Crude Services LP, 6.83%, (3-Month SOFR + 2.50%), 10/15/31(1)	930,833	937,065
Goodnight Water Solutions Holdings LLC, 8.36%, (1-Month SOFR + 4.00%), 06/04/29(1)	2,418,782	2,436,923
NGL Energy Operating LLC, 8.11%, (1-Month SOFR + 3.75%), 02/03/31(1)	$668,308	$669,895
Oxbow Carbon LLC, 7.86%, (1-Month SOFR + 3.50%), 05/10/30(1)	1,826,537	1,828,819
Par Petroleum LLC, 8.03%, (3-Month SOFR + 3.75%), 02/28/30(1)	1,145,000	1,145,595
Pasadena Performance Products LLC, 7.80%, (3-Month SOFR + 3.50%), 02/27/32(1)	1,995,000	2,012,456

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2025

Security Description	Principal	Value
TERM LOANS (continued)
Energy (continued)
Rockpoint Gas Storage Partners LP, 7.30%, (3-Month SOFR + 3.00%), 09/18/31(1)	$1,766,125	$1,774,117
WaterBridge Midstream Operating LLC, 9.31%, (3-Month SOFR + 5.01%), 06/27/29(1)	4,140,591	4,154,048
WaterBridge NDB Operating LLC, 8.30%, (3-Month SOFR + 4.00%), 05/10/29(1)	997,487	1,001,747
West Deptford Energy Holdings LLC, 8.32%, (1-Month SOFR + 4.00%), 07/23/32(1)	850,000	847,875
Total Energy		20,425,893
Financials – 14.0%
Apex Group Treasury LLC, 7.82%, (1-Month SOFR + 3.50%), 02/27/32(1)	1,162,488	1,164,377
Apollo Commercial Real Estate Finance, Inc., 7.59%, (1-Month SOFR + 3.25%), 06/13/30(1)	1,190,000	1,198,925
Aretec Group, Inc., 7.86%, (1-Month SOFR + 3.50%), 08/09/30(1)	2,693,284	2,701,700
Asurion LLC, 9.72%, (1-Month SOFR + 5.36%), 01/20/29(1)	2,015,000	1,899,772
Asurion LLC, 0.00%, (SOFR + 0.00%), 09/19/30(2)	1,826,481	1,791,321
Asurion LLC, 8.61%, (1-Month SOFR + 4.25%), 09/19/30(1)	395,213	387,605
Asurion LLC, 8.61%, (1-Month SOFR + 4.25%), 09/19/30(1)	1,713,483	1,688,552
Blackhawk Network Holdings, Inc., 8.36%, (1-Month SOFR + 4.00%), 03/12/29(1)	811,821	816,070
Blackstone Mortgage Trust, Inc., 7.86%, (1-Month SOFR + 3.50%), 05/09/29(1)	200,258	200,759
Blackstone Mortgage Trust, Inc., 7.36%, (1-Month SOFR + 3.00%), 12/10/30(1)	768,075	772,553
Brookfield Properties Retail Holding LLC, 7.86%, (1-Month SOFR + 3.50%), 05/28/30(1)	885,000	889,314
DRW Holdings LLC, 7.86%, (1-Month SOFR + 3.50%), 06/26/31(1)	1,965,150	1,967,606
EIG Management Co. LLC, 9.35%, (1-Month SOFR + 5.00%), 05/17/29(1)	424,625	424,625
FinCo I LLC, 0.00%, (3-Month SOFR + 0.00%), 06/27/29(1)	589,537	590,215
FinCo I LLC, 0.00%, (SOFR + 0.00%), 06/27/29(2)	199,000	199,229
FNZ USA FinCo LLC, 9.26%, (3-Month SOFR + 5.00%), 11/05/31(1)	1,231,913	1,005,241
Forest City Enterprises LLC, 0.00%, (SOFR + 0.00%), 12/08/25(2)	45,000	43,855
Forest City Enterprises LLC, 7.97%, (1-Month SOFR + 3.61%), 12/08/25(1)	3,445,000	$3,357,376
Franklin Square Holdings LP, 6.61%, (1-Month SOFR + 2.25%), 04/25/31(1)	514,800	518,018
GC Ferry Acquisition I, Inc., 0.00%, (SOFR + 0.00%), 06/06/32(2)	2,365,000	2,333,593
Hightower Holding LLC, 7.26%, (3-Month SOFR + 3.00%), 02/03/32(1)	1,139,485	1,142,094
Hudson River Trading LLC, 7.34%, (1-Month SOFR + 3.00%), 03/18/30(1)	1,553,995	1,559,846
Jane Street Group LLC, 6.33%, (3-Month SOFR + 2.00%), 12/15/31(1)	1,558,096	1,553,087

Security Description	Principal	Value
TERM LOANS (continued)
Financials (continued)
Jefferies Finance LLC, 7.35%, (1-Month SOFR + 3.00%), 10/21/31(1)	$3,144,212	$3,154,054
Jump Financial LLC, 8.55%, (3-Month SOFR + 4.25%), 02/20/32(1)	997,500	999,994
Mermaid Bidco, Inc., 7.51%, (3-Month SOFR + 3.25%), 07/03/31(1)	1,861,405	1,866,579
OEG Borrower LLC, 7.81%, (3-Month SOFR + 3.50%), 06/30/31(1)	1,488,750	1,503,638
Osaic Holdings, Inc., 7.86%, (1-Month SOFR + 3.50%), 08/17/28(1)	2,254,774	2,259,825
Osaic Holdings, Inc., 0.00%, (SOFR + 0.00%), 07/16/32(2)	1,790,000	1,792,801
Russell Investments US Institutional Holdco, Inc., 10.81%, (3-Month SOFR + 6.50%), 05/30/27(1)	1,044,730	1,014,694
SK Neptune Husky Finance Sarl, 0.00%, (3-Month SOFR + 0.00%), 01/03/29(1)(3)	862,908	28,044
Starwood Property Mortgage LLC, 6.36%, (1-Month SOFR + 2.00%), 01/02/30(1)	1,208,925	1,211,947
Superannuation & Investments US LLC, 7.36%, (1-Month SOFR + 3.00%), 12/01/28(1)	671,111	674,215
VFH Parent LLC, 6.86%, (1-Month SOFR + 2.50%), 06/21/31(1)	641,769	644,977
Total Financials		43,356,501
Industrials – 11.4%
AIT Worldwide Logistics Holdings, Inc., 8.26%, (3-Month SOFR + 4.00%), 04/08/30(1)	477,600	479,692
Alliance Laundry Systems LLC, 6.86%, (1-Month SOFR + 2.50%), 08/19/31(1)	1,000,000	999,970
AMG Critical Materials NV, 0.00%, (SOFR + 0.00%), 11/30/28(2)	44,884	44,856
AMG Critical Materials NV, 7.97%, (1-Month SOFR + 3.61%), 11/30/28(1)	1,310,601	1,309,783
Clue Opco LLC, 8.81%, (3-Month SOFR + 4.50%), 12/19/30(1)	808,822	811,305
Clydesdale Acquisition Holdings, Inc., 7.61%, (1-Month SOFR + 3.25%), 04/01/32(1)	900,000	900,392
Cobham Ultra SeniorCo Sarl, 8.18%, (6-Month SOFR + 3.93%), 08/03/29(1)	2,309,564	2,315,742
Construction Partners, Inc., 6.86%, (1-Month SOFR + 2.50%), 11/03/31(1)	694,380	698,432
Creation Technologies, Inc., 10.05%, (3-Month SOFR + 5.76%), 10/05/28(1)	$1,330,252	$1,328,595
Crown Equipment Corp., 6.58%, (1-Month SOFR + 2.25%), 10/10/31(1)	891,685	896,424
Dynamo US Bidco, Inc., 7.83%, (1-Month SOFR + 3.50%), 10/01/31(1)	1,491,244	1,500,102
Dynasty Acquisition Co, Inc., 6.36%, (1-Month SOFR + 2.00%), 10/31/31(1)	1,029,825	1,033,594
Foley Products Co. LLC, 9.20%, (3-Month SOFR + 4.90%), 12/29/28(1)	465,832	469,471
Frontdoor, Inc., 6.61%, (1-Month SOFR + 2.25%), 12/17/31(1)	427,850	429,989
Goat Holdco LLC, 7.36%, (1-Month SOFR + 3.00%), 01/27/32(1)	877,800	879,994
HDI Aerospace Intermediate Holding III Corp., 8.83%, (3-Month SOFR + 4.50%), 02/11/32(1)	1,695,750	1,703,169

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2025

Security Description	Principal	Value
TERM LOANS (continued)
Industrials (continued)
JSG II, Inc., 8.96%, (1-Month SOFR + 4.60%), 06/28/26(1)	$17,820	$17,809
JSG II, Inc., 8.96%, (1-Month SOFR + 4.60%), 06/28/26(1)	1,399,271	1,398,396
LSF11 Trinity Bidco, Inc., 7.35%, (1-Month SOFR + 3.00%), 06/14/30(1)	1,512,221	1,516,946
Lsf12 Crown US Commercial Bidco LLC, 7.86%, (1-Month SOFR + 3.50%), 12/02/31(1)	1,080,000	1,087,879
Oscar Acquisitionco LLC, 8.55%, (3-Month SOFR + 4.25%), 04/29/29(1)	1,289,461	1,177,671
Pregis TopCo LLC, 8.36%, (1-Month SOFR + 4.00%), 02/01/29(1)	852,863	862,351
Quikrete Holdings, Inc., 6.61%, (1-Month SOFR + 2.25%), 04/14/31(1)	743,632	743,993
Quikrete Holdings, Inc., 6.61%, (1-Month SOFR + 2.25%), 02/10/32(1)	324,188	324,309
Rand Parent LLC, 7.30%, (3-Month SOFR + 3.00%), 03/18/30(1)	1,784,179	1,769,487
Red SPV LLC, 6.59%, (1-Month SOFR + 2.25%), 03/15/32(1)	780,000	781,950
Stonepeak Nile Parent LLC, 7.08%, (3-Month SOFR + 2.75%), 04/09/32(1)	665,000	667,327
Third Coast Infrastructure LLC, 8.61%, (1-Month SOFR + 4.25%), 09/25/30(1)	2,852,393	2,859,524
Tidal Waste & Recycling Holdings LLC, 7.30%, (3-Month SOFR + 3.00%), 10/24/31(1)	897,750	904,627
TransDigm, Inc., 7.05%, (3-Month SOFR + 2.75%), 03/22/30(1)	627,063	630,028
TransDigm, Inc., 6.80%, (3-Month SOFR + 2.50%), 01/19/32(1)	2,074,325	2,082,612
TRC Cos LLC, 7.36%, (1-Month SOFR + 3.00%), 12/08/28(1)	1,414,639	1,416,584
Vertex Aerospace Services LLC, 6.61%, (1-Month SOFR + 2.25%), 12/06/30(1)	1,243,750	1,246,281
Total Industrials		35,289,284
Technology – 10.2%
Adeia, Inc., 6.86%, (1-Month SOFR + 2.50%), 06/08/28(1)	1,941,971	1,951,681
Ahead DB Holdings LLC, 7.30%, (3-Month SOFR + 3.00%), 02/01/31(1)	1,481,306	1,484,395
Allegro MicroSystems, Inc., 6.36%, (1-Month SOFR + 2.00%), 10/31/30(1)	1,409,614	1,411,820
Amentum Holdings, Inc., 6.61%, (1-Month SOFR + 2.25%), 09/29/31(1)	934,538	936,173
Bingo Holdings I LLC, 9.05%, (3-Month SOFR + 4.75%), 06/14/32(1)	685,000	687,569
CACI International, Inc., 6.11%, (1-Month SOFR + 1.75%), 10/17/31(1)	30,217	30,311
CACI International, Inc., 6.08%, (1-Month SOFR + 1.75%), 10/30/31(1)	457,333	458,763
Cloud Software Group, Inc., 8.05%, (3-Month SOFR + 3.75%), 03/24/31(1)	2,729,417	2,742,300
Clover Holdings 2 LLC, 0.00%, (SOFR + 0.00%), 12/09/31(2)	365,000	365,075
Clover Holdings 2 LLC, 8.06%, (3-Month SOFR + 3.75%), 12/09/31(1)	623,438	623,565

Security Description	Principal	Value
TERM LOANS (continued)
Technology (continued)
Dayforce, Inc., 6.31%, (3-Month SOFR + 2.00%), 02/26/31(1)	$871,222	$875,578
EverCommerce Solutions, Inc., 0.00%, (SOFR + 0.00%), 07/06/28(2)	795,000	798,645
Finastra USA, Inc., 0.00%, (SOFR + 0.00%), 09/01/32(2)	710,000	701,125
Foundever Worldwide Corp., 8.11%, (1-Month SOFR + 3.75%), 08/28/28(1)	492,327	268,412
Inmar, Inc., 8.80%, (3-Month SOFR + 4.50%), 10/30/31(1)	933,969	941,749
KBR, Inc., 6.36%, (1-Month SOFR + 2.00%), 01/17/31(1)	726,132	727,947
KnowBe4, Inc., 8.07%, (3-Month SOFR + 3.75%), 07/23/32(1)	685,000	686,288
Leia Finco US LLC, 7.57%, (3-Month SOFR + 3.25%), 10/09/31(1)	1,311,713	1,315,536
MaxLinear, Inc., 6.72%, (1-Month SOFR + 2.36%), 06/23/28(1)	1,201,483	1,117,379
MKS Instruments, Inc., 6.35%, (1-Month SOFR + 2.00%), 08/17/29(1)	1,593,276	1,595,865
Modena Buyer LLC, 8.81%, (3-Month SOFR + 4.50%), 07/01/31(1)	610,388	599,813
Perforce Software, Inc., 9.11%, (1-Month SOFR + 4.75%), 07/02/29(1)	496,198	484,033
Perforce Software, Inc., 9.11%, (1-Month SOFR + 4.75%), 03/21/31(1)	495,000	482,239
Pitney Bowes, Inc., 8.11%, (1-Month SOFR + 3.75%), 03/19/32(1)	1,999,988	2,004,987
Red Planet Borrower LLC, 8.21%, (1-Month SOFR + 3.85%), 10/02/28(1)	1,880,730	1,877,786
Red Planet Borrower LLC, 9.61%, (1-Month SOFR + 5.25%), 10/02/28(1)	99,750	100,873
Starlight Parent LLC, 8.34%, (1-Month SOFR + 4.00%), 04/16/32(1)	810,000	801,900
UKG, Inc., 7.32%, (3-Month SOFR + 3.00%), 02/10/31(1)	1,634,246	1,635,930
Ultra Clean Holdings, Inc., 7.61%, (1-Month SOFR + 3.25%), 02/28/28(1)	961,052	966,006
UST Global, Inc., 7.34%, (1-Month SOFR + 3.00%), 11/20/28(1)	968,324	974,981
X Corp., 0.00%, (SOFR + 0.00%), 10/26/29(2)	840,000	816,144
X Corp., 10.96%, (3-Month SOFR + 6.65%), 10/26/29(1)	1,164,821	1,137,063
Total Technology		31,601,931
Utilities – 4.7%
Alpha Generation LLC, 6.36%, (1-Month SOFR + 2.00%), 09/30/31(1)	1,018,908	1,018,842
Astoria Energy LLC, 7.11%, (1-Month SOFR + 2.75%), 06/16/32(1)	488,889	490,950
Carroll County Energy LLC, 7.55%, (3-Month SOFR + 3.25%), 06/30/31(1)	896,435	901,943
Compass Power Generation LLC, 7.61%, (1-Month SOFR + 3.25%), 04/14/29(1)	1,103,422	1,109,976
Cornerstone Generation LLC, 0.00%, (SOFR + 0.00%), 10/28/31(2)	1,620,000	1,633,365

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2025

Security Description	Principal	Value
TERM LOANS (continued)
Utilities (continued)
Eastern Power LLC, 9.61%, (1-Month SOFR + 5.25%), 04/03/28(1)	$1,372,448	$1,381,136
Invenergy Thermal Operating I LLC, 7.91%, (1-Month SOFR + 3.61%), 05/06/32(1)	1,875,000	1,896,562
Invenergy Thermal Operating I LLC, 7.93%, (1-Month SOFR + 3.61%), 05/06/32(1)	125,000	126,438
Kestrel Acquisition LLC, 7.80%, (3-Month SOFR + 3.50%), 11/06/31(1)	603,678	606,006
Lackawanna Energy Center LLC, 8.61%, (1-Month SOFR + 4.25%), 08/06/29(1)	768,573	771,455
Lackawanna Energy Center LLC, 0.00%, (SOFR + 0.00%), 07/23/32(2)	675,000	679,219
MRP Buyer LLC, 7.57%, (3-Month SOFR + 3.25%), 05/24/32(1)	1,357,258	1,336,478
MRP Buyer LLC, 0.00%, (3-Month SOFR + 0.00%), 06/04/32(1)	172,742	170,097
Potomac Energy Center LLC, 0.00%, (SOFR + 0.00%), 03/14/32(2)	1,250,000	1,252,344
Talen Energy Supply LLC, 6.81%, (3-Month SOFR + 2.50%), 05/17/30(1)	270,667	271,640
Talen Energy Supply LLC, 6.81%, (3-Month SOFR + 2.50%), 12/12/31(1)	870,625	873,685
Total Utilities		14,520,136
Total Term Loans
(Cost $298,906,939)		298,720,708
CORPORATE BONDS – 1.6%
Communications – 0.1%
Gray Television, Inc., 4.75%, 10/15/30(5)	300,000	224,625
Consumer, Cyclical – 0.2%
Warnermedia Holdings, Inc., 4.28%, 03/15/32	857,000	720,193
Consumer, Non-cyclical – 0.5%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(5)	2,000,000	1,536,365
Industrial – 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32(5)	1,000,000	996,396
Technology – 0.5%
CoreWeave, Inc., 9.25%, 06/01/30(5)	1,000,000	1,005,801
CoreWeave, Inc., 9.00%, 02/01/31(5)	500,000	498,493
Total Technology		1,504,294
Total Corporate Bonds
(Cost $5,135,632)		4,981,873
ASSET BACKED SECURITIES – 0.7%
Churchill Middle Market CLO V LLC, Class D, Series 2025-1A, 7.62%, (3-Month SOFR + 3.30%), 04/25/37(1)(5)	500,000	493,856
Mountain View CLO XVI Ltd., Class ER, Series 2024-1A (Cayman Islands), 11.65%, (3-Month SOFR + 7.33%), 04/15/34(1)(5)	1,000,000	1,003,963
Mountain View CLO XVIII Ltd., Class D1, Series 2024-1A (Cayman Islands), 7.97%, (3-Month SOFR + 3.65%), 10/16/37(1)(5)	500,000	503,988
Total Asset Backed Securities
(Cost $1,987,500)		2,001,807

Security Description	Shares	Value
COMMON STOCKS - 0.0%
Communications - 0.0%(6)
Digital Media Solutions, Inc.*(4)	1,585	$66,364
Financials - 0.0%(6)
Altisource Portfolio Solutions SA*	403	4,481
Total Common Stocks
(Cost $64,095)		70,845

TOTAL INVESTMENTS - 98.5%
(Cost $306,094,166)		305,775,233
Other Assets in Excess of Liabilities - 1.5%		4,756,553
Net Assets - 100.0%		$310,531,786

*Non-income producing security.

(1)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.

(2)The loan will settle after July 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.

(3)Security in default, no interest payments are being received during the bankruptcy proceedings.

(4)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(5)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2025, the aggregate value of these securities was $6,263,487, or 2.0% of net assets.

(6)Amount rounds to less than 0.05%.

Abbreviations:

SOFR — Secured Overnight Financing Rate

Portfolio Composition
Asset Allocation as of 07/31/2025 (based on net assets)

Term Loans	96.2%
Corporate Bonds	1.6%
Asset Backed Securities	0.7%
Common Stocks	0.0%*
Other Assets in Excess of Liabilities	1.5%
Total	100.0%

*Amount rounds to less than 0.05%.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2025

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$298,545,682	$175,026	$298,720,708
Corporate Bonds	—	4,981,873	—	4,981,873
Asset Backed Securities	—	2,001,807	—	2,001,807
Common Stocks	4,481	—	66,364	70,845
Total	$4,481	$305,529,362	$241,390	$305,775,233

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment.If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Balance as of July 31, 2024	$1,176,781
Realized gain (loss)	(55,570)
Change in unrealized appreciation (depreciation)	(1,005,973)
Purchases	277,455
Sales	(151,303)
Amortization (accretion)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of July 31, 2025	241,390
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2025:	$(370,560)

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF

July 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
FOREIGN BONDS — 97.2%
Angola — 2.4%
Angolan Government International Bond, 8.00%, 11/26/29(1)	$46,000	$43,064
Angolan Government International Bond, 8.75%, 04/14/32(1)	261,000	238,113
Azule Energy Finance PLC, 8.13%, 01/23/30(1)	78,000	78,638
Total Angola		359,815
Argentina — 7.9%
Argentine Republic Government International Bond, 1.00%, 07/09/29	254,400	206,446
Argentine Republic Government International Bond, 0.75%, 07/09/30(2)	196,000	151,116
Argentine Republic Government International Bond, 3.50%, 07/09/41(2)	263,000	160,693
Argentine Republic Government International Bond, 4.13%, 07/09/46(2)	164,182	104,789
MSU Energy SA, 9.75%, 12/05/30(1)	94,000	87,277
Provincia de Buenos Aires, 6.63%, 09/01/37(2)	277,566	197,488
Telecom Argentina SA, 9.50%, 07/18/31(1)	39,000	41,094
Telecom Argentina SA, 9.25%, 05/28/33(1)	34,000	35,041
YPF SA, 6.95%, 07/21/27	68,000	68,306
YPF SA, 9.50%, 01/17/31(1)	115,000	121,763
Total Argentina		1,174,013
Armenia — 0.2%
Republic of Armenia International Bond, 3.60%, 02/02/31(1)	28,000	24,430
Benin — 0.4%
Benin Government International Bond, 7.96%, 02/13/38(1)	32,000	31,077
Benin Government International Bond, 8.38%, 01/23/41(1)	35,000	34,570
Total Benin		65,647
Bolivia — 0.5%
Bolivia Government International Bond, 4.50%, 03/20/28	103,000	79,052
Brazil — 13.8%
3r Lux Sarl, 9.75%, 02/05/31(1)	130,000	134,192
Ambipar Lux Sarl, 10.88%, 02/05/33(1)	80,000	72,908
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	223,000	159,166
Brazilian Government International Bond, 5.50%, 11/06/30	100,000	100,287
Brazilian Government International Bond, 6.00%, 10/20/33	68,000	67,202
Brazilian Government International Bond, 6.63%, 03/15/35	170,000	171,317
Brazilian Government International Bond, 7.13%, 05/13/54	133,000	127,946
Constellation Oil Services Holding SA, 9.38%, 11/07/29(1)	44,000	45,281
FS Luxembourg Sarl, 8.88%, 02/12/31(1)	132,000	136,534
Iochpe-Maxion Austria GMBH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 05/07/28(1)	78,000	75,160
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	80,274	65,424

Security Description	Principal	Value
FOREIGN BONDS (continued)
Brazil (continued)
Minerva Luxembourg SA, 4.38%, 03/18/31	$220,000	$197,106
Movida Europe SA, 7.85%, 04/11/29(1)	183,000	172,020
MV24 Capital BV, 6.75%, 06/01/34(1)	54,924	54,608
OHI Group SA, 13.00%, 07/22/29(1)	123,000	130,081
Samarco Mineracao SA, 9.50%, 06/30/31(1)(3)	158,165	156,780
Trident Energy Finance PLC, 12.50%, 11/30/29(1)	75,000	77,508
Yinson Boronia Production BV, 8.95%, 07/31/42(1)	129,506	140,010
Total Brazil		2,083,530
Cameroon — 1.3%
Republic of Cameroon International Bond, Series 7Y, 9.50%, 07/31/31	200,000	188,612
Chile — 0.4%
Banco de Credito e Inversiones SA, 7.50%, (US 5 Year CMT T- Note + 3.77%), perpetual(1)(4)(5)	54,000	55,255
China — 2.5%
Melco Resorts Finance Ltd. (Macau), 5.38%, 12/04/29	238,000	227,141
Studio City Finance Ltd. (Macau), 5.00%, 01/15/29(1)	161,000	151,139
Total China		378,280
Colombia — 5.6%
AI Candelaria Spain SA, 5.75%, 06/15/33	157,000	136,196
Colombia Government International Bond, 7.38%, 04/25/30	267,000	280,083
Colombia Government International Bond, 3.13%, 04/15/31	44,000	37,081
Colombia Government International Bond, 8.00%, 11/14/35	27,000	27,776
Colombia Government International Bond, 5.20%, 05/15/49	282,000	195,587
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	124,000	102,920
SierraCol Energy Andina LLC, 6.00%, 06/15/28(1)	72,000	67,833
Total Colombia		847,476
Dominican Republic — 1.4%
Dominican Republic International Bond, 4.88%, 09/23/32(1)	52,000	48,204
Dominican Republic International Bond, 6.00%, 02/22/33	82,000	81,785
Dominican Republic International Bond, 6.95%, 03/15/37	58,000	59,508
Dominican Republic International Bond, 6.95%, 03/15/37(1)	25,000	25,650
Total Dominican Republic		215,147
Ecuador — 2.7%
Ecuador Government International Bond, 6.90%, 07/31/30(2)	469,000	411,782
Egypt — 3.0%
Egypt Government International Bond, 3.88%, 02/16/26(1)	118,000	116,289
Egypt Government International Bond, 8.63%, 02/04/30(1)	28,000	28,581

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

July 31, 2025

Security Description	Principal	Value
FOREIGN BONDS (continued)
Egypt Government International Bond, 5.88%, 02/16/31(1)	$71,000	$62,977
Egypt (continued)
Egypt Government International Bond, 7.90%, 02/21/48(1)	123,000	95,795
Egypt Government International Bond, 8.88%, 05/29/50(1)	12,000	10,080
Egypt Government International Bond, 8.75%, 09/30/51(1)	159,000	131,374
Total Egypt		445,096
El Salvador — 2.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 01/24/33(1)	39,000	39,308
El Salvador Government International Bond, 8.63%, 02/28/29(1)	14,000	14,581
El Salvador Government International Bond, 8.63%, 02/28/29	21,000	21,872
El Salvador Government International Bond, 9.25%, 04/17/30	40,000	42,300
El Salvador Government International Bond, 8.25%, 04/10/32(1)	88,000	90,195
El Salvador Government International Bond, 7.65%, 06/15/35	114,000	109,611
El Salvador Government International Bond, 7.63%, 02/01/41	15,000	13,678
Total El Salvador		331,545
Ethiopia — 0.8%
Ethiopia International Bond, 6.63%, 12/11/25(1)	127,000	117,475
Gabon — 1.1%
Gabon Government International Bond, 6.63%, 02/06/31(1)	122,000	100,413
Gabon Government International Bond, 7.00%, 11/24/31(1)	74,000	60,698
Total Gabon		161,111
Georgia — 0.1%
Georgian Railway JSC, 4.00%, 06/17/28(1)	14,000	12,916
Ghana — 2.1%
Ghana Government International Bond, 4.79%, 07/03/26(1)(6)	3,200	3,096
Ghana Government International Bond, 5.17%, 01/03/30(1)(6)	19,692	16,443
Ghana Government International Bond, 5.00%, 07/03/35(1)(2)	118,600	95,592
Kosmos Energy Ltd., 7.13%, 04/04/26	116,000	113,680
Kosmos Energy Ltd., 7.75%, 05/01/27	96,000	90,960
Total Ghana		319,771
Guatemala — 1.8%
Guatemala Government Bond, 6.60%, 06/13/36(1)	112,000	115,080
Guatemala Government Bond, 6.88%, 08/15/55(1)	25,000	24,875
Investment Energy Resources Ltd., 6.25%, 04/26/29(1)	125,000	123,040
Total Guatemala		262,995
Honduras — 0.5%
Honduras Government International Bond, 8.63%, 11/27/34(1)	75,000	78,601

Security Description	Principal	Value
FOREIGN BONDS (continued)
India — 2.5%
Adani Ports & Special Economic Zone Ltd., 3.83%, 02/02/32	$111,000	$96,170
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39(1)	58,450	47,345
JSW Hydro Energy Ltd., 4.13%, 05/18/31	106,500	98,938
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd., 4.50%, 07/14/28	56,000	53,445
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(1)	32,000	32,768
Vedanta Resources Finance II PLC, 9.48%, 07/24/30(1)	60,000	59,543
Total India		388,209
Indonesia — 1.2%
LLPL Capital Pte Ltd., 6.88%, 02/04/39	43,632	44,970
Minejesa Capital BV, 5.63%, 08/10/37(1)	134,000	131,454
Total Indonesia		176,424
Israel — 2.0%
Energean Israel Finance Ltd., 5.88%, 03/30/31(1)	76,000	71,167
Energean PLC, 6.50%, 04/30/27	30,000	29,568
Leviathan Bond Ltd., 6.75%, 06/30/30(1)	52,000	51,596
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	40,000	39,200
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	149,000	105,648
Total Israel		297,179
Ivory Coast — 2.0%
Ivory Coast Government International Bond, 7.63%, 01/30/33(1)	125,000	125,531
Ivory Coast Government International Bond, 8.08%, 04/01/36(1)	17,000	16,792
Ivory Coast Government International Bond, 8.25%, 01/30/37(1)	163,000	161,290
Total Ivory Coast		303,613
Jordan — 0.6%
Jordan Government International Bond, 7.50%, 01/13/29(1)	16,000	16,565
Jordan Government International Bond, 5.85%, 07/07/30(1)	45,000	43,893
Jordan Government International Bond, 7.38%, 10/10/47(1)	35,000	31,859
Total Jordan		92,317
Kazakhstan — 0.7%
KazMunayGas National Co. JSC, 6.38%, 10/24/48(1)	109,000	102,555
Kenya — 0.9%
Republic of Kenya Government International Bond, 9.50%, 03/05/36(1)	142,000	137,013
Kyrgyzstan — 0.6%
Kyrgyz Republic International Bond, 7.75%, 06/03/30(1)	95,000	95,416

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

July 31, 2025

Security Description	Principal	Value
FOREIGN BONDS (continued)
Lebanon — 0.3%
Lebanon Government International Bond, 8.25%, 04/12/21(7)	$200,000	$37,500
Mexico — 7.2%
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual(1)(4)(5)	82,000	76,322
Banco Mercantil del Norte SA, 8.38%, (US 5 Year CMT T- Note + 4.07%), perpetual(1)(4)(5)	186,000	190,790
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33(1)(4)	57,000	55,090
Braskem Idesa SAPI, 6.99%, 02/20/32(1)	20,000	13,450
Cemex SAB de CV, 5.13%, (US 5 Year CMT T- Note + 4.53%), perpetual(4)(5)	153,000	151,759
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31(1)	90,000	87,862
Petroleos Mexicanos, 5.35%, 02/12/28	41,000	40,014
Petroleos Mexicanos, 6.84%, 01/23/30	188,000	185,120
Petroleos Mexicanos, 5.95%, 01/28/31	118,000	109,563
Petroleos Mexicanos, 6.70%, 02/16/32	98,000	93,345
Saavi Energia Sarl, 8.88%, 02/10/35(1)	67,000	70,132
Total Mexico		1,073,447
Morocco — 1.2%
Morocco Government International Bond, 3.00%, 12/15/32(1)	17,000	14,473
OCP SA, 3.75%, 06/23/31(1)	5,000	4,522
OCP SA, 6.88%, 04/25/44(1)	122,000	119,713
OCP SA, 7.50%, 05/02/54(1)	45,000	45,675
Total Morocco		184,383
Nigeria — 2.5%
IHS Holding Ltd., 5.63%, 11/29/26(1)	25,000	24,656
IHS Holding Ltd., 7.88%, 05/29/30(1)	40,000	40,620
IHS Holding Ltd., 8.25%, 11/29/31(1)	50,000	51,160
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	37,124	37,356
Nigeria Government International Bond, 6.13%, 09/28/28(1)	56,000	54,572
Nigeria Government International Bond, 9.63%, 06/09/31(1)	150,000	160,791
Nigeria Government International Bond, 10.38%, 12/09/34(1)	3,000	3,227
Total Nigeria		372,382
Pakistan — 1.3%
Pakistan Government International Bond, 6.88%, 12/05/27	200,000	196,125
Peru — 0.7%
Petroleos del Peru SA, 4.75%, 06/19/32	122,000	98,025
Senegal — 1.3%
Senegal Government International Bond, 6.25%, 05/23/33(1)	268,000	200,582
Serbia — 0.4%
Serbia International Bond, 6.00%, 06/12/34(1)	64,000	65,362

Security Description	Principal	Value
FOREIGN BONDS (continued)
South Africa — 5.6%
Eskom Holdings SOC Ltd., 8.45%, 08/10/28(1)	$162,000	$171,588
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(1)	43,000	43,847
Prosus NV, 3.06%, 07/13/31	79,000	70,538
Prosus NV, 3.83%, 02/08/51(1)	251,000	162,612
Republic of South Africa Government International Bond, Series 30Y, 5.65%, 09/27/47	136,000	102,650
Republic of South Africa Government International Bond, Series 30Y, 6.30%, 06/22/48	125,000	101,813
Sasol Financing USA LLC, 4.38%, 09/18/26	90,000	88,965
Sasol Financing USA LLC, 6.50%, 09/27/28	105,000	101,325
Total South Africa		843,338
Sri Lanka — 0.9%
Sri Lanka Government International Bond, 3.35%, 03/15/33(1)(2)	166,000	136,224
Tanzania — 0.6%
HTA Group Ltd., 7.50%, 06/04/29(1)	84,000	86,987
Trinidad and Tobago — 1.0%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34	158,000	154,169
Turkey — 6.5%
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27(1)	63,900	63,358
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(1)	82,000	89,193
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32(1)	10,000	10,344
Turkiye Government International Bond, Series 10Y, 5.95%, 01/15/31	382,000	372,068
Turkiye Government International Bond, Series 7Y, 7.13%, 02/12/32	33,000	33,429
Turkiye Government International Bond, 7.25%, 05/29/32	195,000	198,851
WE Soda Investments Holding PLC, 9.50%, 10/06/28(1)	88,000	92,170
Yapi VE Kredi Bankasi AS, 9.25%, (US 5 Year CMT T- Note + 5.28%), 01/17/34(1)(4)	50,000	52,610
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(1)	81,000	79,167
Total Turkey		991,190
Ukraine — 2.0%
Ukraine Government International Bond, 0.00%, 02/01/30(1)(2)	8,035	3,837
Ukraine Government International Bond, 4.50%, 02/01/34(1)(2)	152,197	79,125
Ukraine Government International Bond, 4.50%, 02/01/35(2)	60,000	31,050
Ukraine Government International Bond, 0.00%, 02/01/36(1)(2)	113,146	54,027
Ukraine Government International Bond, 4.50%, 02/01/36(2)	27,000	13,770

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

July 31, 2025

Security Description	Principal	Value
FOREIGN BONDS (continued)
Ukraine Government International Bond, 4.50%, 02/01/36(1)(2)	$15,421	$7,865
VF Ukraine PAT via VFU Funding PLC, 9.63%, 02/11/27(1)	127,538	122,437
Total Ukraine		312,111
Uzbekistan — 0.5%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31(1)	89,000	79,321
Venezuela — 2.5%
Petroleos de Venezuela SA, 9.00%, 11/17/21(7)	408,000	58,650
Petroleos de Venezuela SA, 6.00%, 05/16/24(7)	1,510,000	211,400
Petroleos de Venezuela SA, 9.75%, 05/17/35(7)	525,000	85,969
Venezuela Government International Bond, 12.75%, 08/23/22(7)	44,000	8,800
Total Venezuela		364,819
Vietnam — 0.8%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	94,864	93,172
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	27,782	27,286
Total Vietnam		120,458
Zambia — 0.7%
Zambia Government International Bond, 0.50%, 12/31/53(1)	137,000	100,361
TOTAL INVESTMENTS — 97.2%
(Cost $14,088,955)		14,622,059
Other Assets in Excess of Liabilities - 2.8%		428,928
Net Assets — 100.0%		$15,050,987

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2025, the aggregate value of these securities was $7,846,650, or 52.1% of net assets.

(2)Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2025.

(3)Payment in-kind security.

(4)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.

(5)Perpetual security with no stated maturity date.

(6)Represents a zero coupon bond.  Rate shown reflects the effective yield.

(7)Security in default, no interest payments are being received during the bankruptcy proceedings.

Abbreviations:

CMT — Constant Maturity Treasury Index

Industry Breakdown
As of July 31, 2025 (based on net assets)

Sovereign	47.0%
Oil & Gas	14.1%
Electric	6.9%
Chemicals	3.5%
Banks	2.9%
Lodging	2.5%
Energy-Alternate Sources	1.8%
Oil & Gas Services	1.8%
Commercial Services	1.7%
Engineering & Construction	1.6%
Internet	1.6%
Telecommunications	1.4%
Food	1.3%
Government	1.3%
Mining	1.2%
Iron/Steel	1.0%
Building Materials	1.0%
Pharmaceuticals	1.0%
Pipelines	0.9%
Municipal	0.6%
Airlines	0.6%
Environmental Control	0.5%
Auto Parts & Equipment	0.5%
Transportation	0.5%
Other Assets in Excess of Liabilities	2.8%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Foreign Bonds	$—	$14,622,059	$—	$14,622,059
Total	$—	$14,622,059	$—	$14,622,059

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF

July 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS — 99.0%
Communication Services — 5.5%
Alphabet, Inc. Class A	8,633	$1,656,673
Electronic Arts, Inc.	10,938	1,667,936
Fox Corp. Class A	29,478	1,643,693
Meta Platforms, Inc. Class A	2,317	1,792,060
Netflix, Inc.*	1,415	1,640,551
Spotify Technology SA*	2,372	1,486,153
TKO Group Holdings, Inc. Class A	9,737	1,635,913
Total Communication Services		11,522,979
Consumer Discretionary — 7.8%
Amazon.com, Inc.*	7,142	1,672,014
Doordash, Inc. Class A*	6,746	1,688,186
Garmin Ltd.	7,034	1,538,758
MercadoLibre, Inc. (Brazil)*	706	1,675,966
Royal Caribbean Cruises Ltd.	4,723	1,501,300
Tesla, Inc.*	5,106	1,574,027
TJX Cos., Inc. (The)	13,259	1,651,143
Ulta Beauty, Inc.*	3,202	1,649,062
Williams-Sonoma, Inc.	8,832	1,652,026
Yum China Holdings, Inc. (China)	35,418	1,653,312
Total Consumer Discretionary		16,255,794
Consumer Staples — 2.4%
Costco Wholesale Corp.	1,780	1,672,559
Monster Beverage Corp.*	27,612	1,622,205
Walmart, Inc.	17,032	1,668,796
Total Consumer Staples		4,963,560
Energy — 1.6%
Baker Hughes Co.	35,715	1,608,961
Texas Pacific Land Corp.	1,702	1,647,757
Total Energy		3,256,718
Financials — 34.8%
Allstate Corp. (The)	8,659	1,759,942
American Express Co.	5,350	1,601,308
Ameriprise Financial, Inc.	3,207	1,661,835
Aon PLC Class A	4,504	1,602,118
Apollo Global Management, Inc.	11,180	1,624,678
Arthur J Gallagher & Co.	5,378	1,544,831
Bank of New York Mellon Corp. (The)	16,521	1,676,055
Berkshire Hathaway, Inc. Class B*	3,451	1,628,458
Block, Inc.*	20,635	1,594,260
Brown & Brown, Inc.	16,207	1,480,834
Capital One Financial Corp.	7,762	1,668,830
Charles Schwab Corp. (The)	16,980	1,659,455
Chubb Ltd.	6,250	1,662,750
Cincinnati Financial Corp.	11,302	1,667,158
Citizens Financial Group, Inc.	33,702	1,608,259
CME Group, Inc.	6,065	1,687,768
Coinbase Global, Inc. Class A*	4,381	1,654,967
Fifth Third Bancorp	39,091	1,625,013
First Citizens BancShares, Inc. Class A	811	1,617,750
Hartford Insurance Group, Inc. (The)	13,713	1,705,760
Huntington Bancshares, Inc.	99,912	1,641,554

Security Description	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Interactive Brokers Group, Inc. Class A	25,425	$1,666,863
JPMorgan Chase & Co.	5,574	1,651,242
LPL Financial Holdings, Inc.	4,318	1,708,762
M&T Bank Corp.	8,563	1,615,838
Markel Group, Inc.*	826	1,658,848
Mastercard, Inc. Class A	2,926	1,657,491
Moody’s Corp.	3,276	1,689,531
Morgan Stanley	11,662	1,661,369
Northern Trust Corp.	12,810	1,665,300
PayPal Holdings, Inc.*	21,255	1,461,494
PNC Financial Services Group, Inc. (The)	8,571	1,630,804
Progressive Corp. (The)	6,899	1,669,834
Raymond James Financial, Inc.	9,930	1,659,601
Regions Financial Corp.	63,214	1,601,211
Robinhood Markets, Inc. Class A*	15,571	1,604,592
S&P Global, Inc.	3,134	1,727,147
State Street Corp.	14,785	1,652,224
Synchrony Financial	22,815	1,589,521
Tradeweb Markets, Inc. Class A	12,065	1,671,606
Travelers Cos., Inc. (The)	6,522	1,697,285
US Bancorp	36,072	1,621,797
Visa, Inc. Class A	4,677	1,615,763
W R Berkley Corp.	24,449	1,682,336
Total Financials		72,234,042
Health Care — 6.3%
Boston Scientific Corp.*	15,708	1,648,083
Cencora, Inc.	5,809	1,661,839
IDEXX Laboratories, Inc.*	2,935	1,568,200
Insulet Corp.*	5,688	1,640,419
Intuitive Surgical, Inc.*	3,366	1,619,349
ResMed, Inc.	6,079	1,653,123
Stryker Corp.	4,149	1,629,437
Veeva Systems, Inc. Class A*	5,682	1,614,824
Total Health Care		13,035,274
Industrials — 16.6%
Automatic Data Processing, Inc.	5,417	1,676,562
Axon Enterprise, Inc.*	2,258	1,705,896
Cintas Corp.	7,544	1,678,917
Cummins, Inc.	4,485	1,648,776
Delta Air Lines, Inc.	29,896	1,590,766
Eaton Corp. PLC	4,233	1,628,520
Fastenal Co.	35,524	1,638,722
HEICO Corp.	5,133	1,677,464
Howmet Aerospace, Inc.	8,835	1,588,268
Hubbell, Inc.	3,793	1,659,362
Lennox International, Inc.	2,540	1,546,860
Parker-Hannifin Corp.	2,250	1,646,775
Paychex, Inc.	11,367	1,640,599
Quanta Services, Inc.	4,035	1,638,735
Rollins, Inc.	29,035	1,662,834
Trane Technologies PLC	3,518	1,541,165

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF (continued)

July 31, 2025

Security Description	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Uber Technologies, Inc.*	18,350	$1,610,213
United Rentals, Inc.	1,848	1,631,673
Vertiv Holdings Co. Class A	11,663	1,698,133
Westinghouse Air Brake Technologies Corp.	8,439	1,620,710
WW Grainger, Inc.	1,586	1,648,710
Total Industrials		34,379,660
Information Technology — 18.2%
Amphenol Corp. Class A	15,581	1,659,532
AppLovin Corp. Class A*	4,482	1,751,117
Arista Networks, Inc.*	14,143	1,742,701
Autodesk, Inc.*	5,460	1,654,981
Broadcom, Inc.	5,649	1,659,111
Cadence Design Systems, Inc.*	4,981	1,815,923
Check Point Software Technologies Ltd. (Israel)*	7,616	1,418,099
Cisco Systems, Inc.	24,478	1,666,462
Datadog, Inc. Class A*	11,027	1,543,559
Docusign, Inc.*	20,681	1,564,311
Fortinet, Inc.*	15,852	1,583,615
Intuit, Inc.	2,081	1,633,856
KLA Corp.	1,801	1,583,133
LAM Research Corp.	16,858	1,598,813
Microsoft Corp.	3,244	1,730,674
NVIDIA Corp.	9,406	1,673,045
Oracle Corp.	6,712	1,703,304
Palantir Technologies, Inc. Class A*	10,530	1,667,426
Palo Alto Networks, Inc.*	8,130	1,411,368
PTC, Inc.*	8,150	1,750,702
ServiceNow, Inc.*	1,687	1,591,043
Tyler Technologies, Inc.*	2,988	1,746,665
Zoom Communications, Inc.*	22,052	1,632,951
Total Information Technology		37,782,391
Materials — 0.8%
Newmont Corp.	26,116	1,621,804

Security Description	Shares	Value
COMMON STOCKS (continued)
Real Estate — 2.5%
CoStar Group, Inc.*	17,808	$1,695,143
VICI Properties, Inc.	51,171	1,668,175
Welltower, Inc.	10,503	1,733,730
Total Real Estate		5,097,048
Utilities — 2.5%
Atmos Energy Corp.	10,748	1,675,828
Constellation Energy Corp.	5,059	1,759,723
Vistra Corp.	8,488	1,770,087
Total Utilities		5,205,638
Total Common Stocks
(Cost $183,329,736)		205,354,908
TOTAL INVESTMENTS — 99.0%
(Cost $183,329,736)		205,354,908
Other Assets in Excess of Liabilities - 1.0%		2,083,646
Net Assets — 100.0%		$207,438,554

*Non-income producing security.

Portfolio Composition
Asset Allocation as of 07/31/2025 (based on net assets)

Financials	34.8%
Information Technology	18.2%
Industrials	16.6%
Consumer Discretionary	7.8%
Health Care	6.3%
Communication Services	5.5%
Utilities	2.5%
Real Estate	2.5%
Consumer Staples	2.4%
Energy	1.6%
Materials	0.8%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$205,354,908	$—	$—	$205,354,908
Total	$205,354,908	$—	$—	$205,354,908

Consolidated Statement of Assets and Liabilities (FORM N-CSR ITEM 7)

July 31, 2025

The accompanying notes are an integral part of these financial statements.

Virtus AlphaSimplex Managed Futures ETF
Assets:
Cash	15,375,731
Receivables:
Cash pledged as collateral for futures contracts	1,106,675
Dividends and interest	5,335
Prepaid expenses	30
Total Assets	16,487,771

Liabilities:
Variation margin on futures contracts	338,710
Payables:
Advisory fees	11,619
Total Liabilities	350,329
Net Assets	$16,137,442

Net Assets Consist of:
Paid-in capital	$17,601,632
Total distributable earnings (accumulated deficit)	(1,464,190)
Net Assets	$16,137,442
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	725,004
Net asset value per share	$22.26

Statements of Assets and Liabilities (FORM N-CSR ITEM 7)

July 31, 2025

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF	Virtus KAR Mid-Cap ETF	Virtus Newfleet ABS/MBS ETF	Virtus Newfleet Short Duration Core Plus Bond ETF
Assets:
Investments, at cost	$6,071,298	$28,207,425	$51,634,604	$11,305,832
Investments, at value	6,963,444	27,561,333	51,828,692	11,467,654
Cash	135,227	1,938,056	1,582,963	234,957
Foreign currency(a)	5	—	—	—
Receivables:
Dividends and interest	26,608	5,033	192,936	79,008
Tax reclaim	17,606	—	—	—
Prepaid expenses	116	—	146	44
Total Assets	7,143,006	29,504,422	53,604,737	11,781,663

Liabilities:
Payables:
Investment securities purchased	—	—	1,049,956	130,775
Advisory fees	4,672	20,789	17,374	3,465
Total Liabilities	4,672	20,789	1,067,330	134,240
Net Assets	$7,138,334	$29,483,633	$52,537,407	$11,647,423

Net Assets Consist of:
Paid-in capital	$7,771,383	$30,131,433	$52,852,446	$11,409,272
Total distributable earnings (accumulated deficit)	(633,049)	(647,800)	(315,039)	238,151
Net Assets	$7,138,334	$29,483,633	$52,537,407	$11,647,423
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	350,004	1,200,004	2,150,004	450,004
Net asset value per share	$20.40	$24.57	$24.44	$25.88
(a) Foreign currency, at cost	$125	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (FORM N-CSR ITEM 7) (continued)

July 31, 2025

	Virtus Newfleet Short Duration High Yield Bond ETF	Virtus Seix AAA Private Credit CLO ETF	Virtus Seix Senior Loan ETF	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Assets:
Investments, at cost	$30,510,400	$18,446,997	$306,094,166	$14,088,955
Investments, at value	30,341,356	18,408,153	305,775,233	14,622,059
Cash	—	243,858	15,399,863	414,583
Receivables:
Dividends and interest	627,250	61,066	1,430,260	232,340
Investment securities sold	190,344	125	14,118,757	105,646
Prepaid expenses	58	—	15,577	102
Total Assets	31,159,008	18,713,202	336,739,690	15,374,730

Liabilities:
Payables:
Investment securities purchased	500,656	125	26,060,305	317,179
Advisory fees	10,316	4,690	147,599	6,564
Total Liabilities	510,972	4,815	26,207,904	323,743
Net Assets	$30,648,036	$18,708,387	$310,531,786	$15,050,987

Net Assets Consist of:
Paid-in capital	$34,040,097	$18,751,600	$318,640,724	$14,332,238
Total distributable earnings (accumulated deficit)	(3,392,061)	(43,213)	(8,108,938)	718,749
Net Assets	$30,648,036	$18,708,387	$310,531,786	$15,050,987
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	1,404,000	750,004	13,150,004	550,004
Net asset value per share	$21.83	$24.94	$23.61	$27.37

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (FORM N-CSR ITEM 7) (continued)

July 31, 2025

Virtus Terranova U.S. Quality Momentum ETF
Assets:
Investments, at cost	$183,329,736
Investments, at value	205,354,908
Cash	1,807,395
Receivables:
Investment securities sold	93,690,542
Capital shares sold	39,331,190
Dividends and interest	100,044
Prepaid expenses	160
Total Assets	340,284,239

Liabilities:
Payables:
Investment securities purchased	93,770,771
Capital shares payable	39,023,063
Advisory fees	51,851
Total Liabilities	132,845,685
Net Assets	$207,438,554

Net Assets Consist of:
Paid-in capital	$229,077,448
Total distributable earnings (accumulated deficit)	(21,638,894)
Net Assets	$207,438,554
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	5,050,004
Net asset value per share	$41.08

The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Operations (FORM N-CSR ITEM 7)

For the Year Ended July 31, 2025

Virtus AlphaSimplex Managed Futures ETF
Investment Income:
Dividend income	$131,054
Interest income	135,057
Total Investment Income	266,111

Expenses:
Advisory fees	115,350
Other expenses	30
Total Expenses	115,380
Net Investment Income	150,731

Net Realized Gain (Loss) on:
Futures	(1,406,446)
Foreign currency transactions	(21,626)
Total Net Realized Loss	(1,428,072)

Change in Net Unrealized Appreciation (Depreciation) on:
Futures	(126,496)
Foreign currency translations	5,342
Total Change in Net Unrealized Depreciation	(121,154)
Net Realized and Change in Unrealized Loss	(1,549,226)
Net Decrease in Net Assets Resulting from Operations	$(1,398,495)

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7)

For the Year Ended July 31, 2025

	Virtus Duff & Phelps Clean Energy ETF	Virtus KAR Mid-Cap ETF[1]	Virtus Newfleet ABS/MBS ETF	Virtus Newfleet Short Duration Core Plus Bond ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$136,511	$114,375	$—	$—
Interest income	2,066	8,513	1,773,387	540,366
Total Investment Income	138,577	122,888	1,773,387	540,366

Expenses:
Advisory fees	36,859	125,418	151,633	44,078
Total Expenses	36,859	125,418	151,633	44,078
Less expense waivers/reimbursements	(3,909)	—	(30,945)	(5,510)
Net Expenses	32,950	125,418	120,688	38,568
Net Investment Income (Loss)	105,627	(2,530)	1,652,699	501,798

Net Realized Gain (Loss) on:
Investments	(74,676)	6,113	10,756	114,851
In-kind redemptions	54,849	242,979	—	—
Securities sold short	—	(11)	—	—
Foreign currency transactions	1,089	—	—	—
Total Net Realized Gain (Loss)	(18,738)	249,081	10,756	114,851

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	616,981	(646,092)	251,520	(21,021)
Foreign currency translations	314	—	—	—
Total Change in Net Unrealized Appreciation (Depreciation)	617,295	(646,092)	251,520	(21,021)
Net Realized and Change in Unrealized Gain (Loss)	598,557	(397,011)	262,276	93,830
Net Increase (Decrease) in Net Assets Resulting from Operations	$704,184	$(399,541)	$1,914,975	$595,628
Foreign withholding taxes	$10,914	$—	$—	$—

1From October 15, 2024 (commencement of operations) through July 31, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7) (continued)

For the Year Ended July 31, 2025

	Virtus Newfleet Short Duration High Yield Bond ETF	Virtus Seix AAA Private Credit CLO ETF[1]	Virtus Seix Senior Loan ETF	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Investment Income:
Interest income	$1,245,301	$687,998	$22,759,837	$1,035,743

Expenses:
Advisory fees	68,037	34,013	1,575,958	66,187
Interest expense and/or commitment fees	—	—	27,651	—
Total Expenses	68,037	34,013	1,603,609	66,187
Less expense waivers/reimbursements	—	—	(27,636)	—
Net Expenses	68,037	34,013	1,575,973	66,187
Net Investment Income	1,177,264	653,985	21,183,864	969,556

Net Realized Gain (Loss) on:
Investments	(6,144)	(4,369)	(5,694,313)	248,779
Total Net Realized Gain (Loss)	(6,144)	(4,369)	(5,694,313)	248,779

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(81,799)	(38,844)	1,058,430	193,928
Total Change in Net Unrealized Appreciation (Depreciation)	(81,799)	(38,844)	1,058,430	193,928
Net Realized and Change in Unrealized Gain (Loss)	(87,943)	(43,213)	(4,635,883)	442,707
Net Increase in Net Assets Resulting from Operations	$1,089,321	$610,772	$16,547,981	$1,412,263

1From December 2, 2024 (commencement of operations) through July 31, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7) (continued)

For the Year Ended July 31, 2025

Virtus Terranova U.S. Quality Momentum ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$1,774,277
Interest income	15,481
Total Investment Income	1,789,758

Expenses:
Advisory fees	449,873
Total Expenses	449,873
Net Investment Income	1,339,885

Net Realized Gain (Loss) on:
Investments	(11,665,310)
In-kind redemptions	29,014,569
Total Net Realized Gain	17,349,259

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	5,502,064
Total Change in Net Unrealized Appreciation	5,502,064
Net Realized and Change in Unrealized Gain	22,851,323
Net Increase in Net Assets Resulting from Operations	$24,191,208
Foreign withholding taxes	$607

Consolidated Statement of Changes in Net Assets (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	Virtus AlphaSimplex Managed Futures ETF
	For the Year Ended July 31, 2025	For the Period May 16, 2024[1] Through July 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$150,731	$61,179
Net realized loss	(1,428,072)	(52,696)
Net change in unrealized depreciation	(121,154)	(21,122)
Net decrease in net assets resulting from operations	(1,398,495)	(12,639)
Distributions to Shareholders	(187,522)	—

Shareholder Transactions:
Proceeds from shares sold	27,976,745	8,828,292
Cost of shares redeemed	(19,068,939)	—
Net increase in net assets resulting from shareholder transactions	8,907,806	8,828,292
Increase in net assets	7,321,789	8,815,653

Net Assets:
Beginning of period/year	8,815,653	—
End of period/year	$16,137,442	$8,815,653

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	350,004	—
Shares sold	1,225,000	350,004
Shares redeemed	(850,000)	—
Shares outstanding, end of period/year	725,004	350,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF		Virtus KAR Mid-Cap ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Period October 15, 2024[1] Through July 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$105,627	$71,266	$(2,530)
Net realized gain (loss)	(18,738)	(790,710)	249,081
Net change in unrealized appreciation (depreciation)	617,295	339,326	(646,092)
Net increase (decrease) in net assets resulting from operations	704,184	(380,118)	(399,541)
Distributions to Shareholders	(91,033)	(64,720)	(7,397)

Shareholder Transactions:
Proceeds from shares sold	1,356,433	4,647,138	31,777,393
Cost of shares redeemed	(448,102)	(1,734,729)	(1,886,822)
Net increase in net assets resulting from shareholder transactions	908,331	2,912,409	29,890,571
Increase in net assets	1,521,482	2,467,571	29,483,633

Net Assets:
Beginning of year	5,616,852	3,149,281	—
End of year	$7,138,334	$5,616,852	$29,483,633

Changes in Shares Outstanding:
Shares outstanding, beginning of year	300,004	150,004	—
Shares sold	75,000	250,000	1,275,004
Shares redeemed	(25,000)	(100,000)	(75,000)
Shares outstanding, end of year	350,004	300,004	1,200,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet ABS/MBS ETF		Virtus Newfleet Short Duration Core Plus Bond ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2025	For the Period November 15, 2023[1] Through July 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$1,652,699	$484,810	$501,798	$388,849
Net realized gain (loss)	10,756	(229,295)	114,851	20,676
Net change in unrealized appreciation (depreciation)	251,520	530,111	(21,021)	182,843
Net increase in net assets resulting from operations	1,914,975	785,626	595,628	592,368
Distributions to Shareholders	(1,534,956)	(471,849)	(596,090)	(353,755)

Shareholder Transactions:
Proceeds from shares sold	47,359,149	—	1,297,466	10,111,806
Cost of shares redeemed	(4,879,219)	(3,522,243)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	42,479,930	(3,522,243)	1,297,466	10,111,806
Increase (decrease) in net assets	42,859,949	(3,208,466)	1,297,004	10,350,419

Net Assets:
Beginning of period/year	9,677,458	12,885,924	10,350,419	—
End of period/year	$52,537,407	$9,677,458	$11,647,423	$10,350,419

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	400,004	550,004	400,004	—
Shares sold	1,950,000	—	50,000	400,004
Shares redeemed	(200,000)	(150,000)	—	—
Shares outstanding, end of period/year	2,150,004	400,004	450,004	400,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Short Duration High Yield Bond ETF		Virtus Seix AAA Private Credit CLO ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Period December 2, 2024[1] Through July 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$1,177,264	$252,553	$653,985
Net realized loss	(6,144)	(150,211)	(4,369)
Net change in unrealized appreciation (depreciation)	(81,799)	213,529	(38,844)
Net increase in net assets resulting from operations	1,089,321	315,871	610,772
Distributions to Shareholders	(1,118,714)	(249,125)	(656,978)

Shareholder Transactions:
Proceeds from shares sold	30,596,427	—	21,246,959
Cost of shares redeemed	(3,261,968)	(1,062,972)	(2,492,366)
Net increase (decrease) in net assets resulting from shareholder transactions	27,334,459	(1,062,972)	18,754,593
Increase (decrease) in net assets	27,305,066	(996,226)	18,708,387

Net Assets:
Beginning of period/year	3,342,970	4,339,196	—
End of period/year	$30,648,036	$3,342,970	$18,708,387

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	154,000	204,000	—
Shares sold	1,400,000	—	850,004
Shares redeemed	(150,000)	(50,000)	(100,000)
Shares outstanding, end of period/year	1,404,000	154,000	750,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Seix Senior Loan ETF		Virtus Stone Harbor Emerging Markets High Yield Bond ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$21,183,864	$10,343,138	$969,556	$642,265
Net realized gain (loss)	(5,694,313)	(285,094)	248,779	254,202
Net change in unrealized appreciation (depreciation)	1,058,430	(210,398)	193,928	314,040
Net increase in net assets resulting from operations	16,547,981	9,847,646	1,412,263	1,210,507
Distributions to Shareholders	(20,533,283)	(9,929,284)	(1,214,959)	(616,640)

Shareholder Transactions:
Proceeds from shares sold	254,358,461	93,240,770	5,453,402	6,334,412
Variable fees (see Note 6)	—	—	8,952	—
Cost of shares redeemed	(110,286,080)	—	—	(1,318,037)
Net increase in net assets resulting from shareholder transactions	144,072,381	93,240,770	5,462,354	5,016,375
Increase in net assets	140,087,079	93,159,132	5,659,658	5,610,242

Net Assets:
Beginning of year	170,444,707	77,285,575	9,391,329	3,781,087
End of year	$310,531,786	$170,444,707	$15,050,987	$9,391,329

Changes in Shares Outstanding:
Shares outstanding, beginning of year	7,150,004	3,250,004	350,004	150,004
Shares sold	10,700,000	3,900,000	200,000	250,000
Shares redeemed	(4,700,000)	—	—	(50,000)
Shares outstanding, end of year	13,150,004	7,150,004	550,004	350,004

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Terranova U.S. Quality Momentum ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$1,339,885	$797,940
Net realized gain	17,349,259	5,058,087
Net change in unrealized appreciation	5,502,064	8,077,068
Net increase in net assets resulting from operations	24,191,208	13,933,095
Distributions to Shareholders	(1,027,759)	(1,115,017)

Shareholder Transactions:
Proceeds from shares sold	205,563,493	71,708,712
Cost of shares redeemed	(132,330,219)	(74,248,089)
Net increase (decrease) in net assets resulting from shareholder transactions	73,233,274	(2,539,377)
Increase in net assets	96,396,723	10,278,701

Net Assets:
Beginning of period/year	111,041,831	100,763,130
End of period/year	$207,438,554	$111,041,831

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	3,200,004	3,400,004
Shares sold	5,250,000	2,200,000
Shares redeemed	(3,400,000)	(2,400,000)
Shares outstanding, end of period/year	5,050,004	3,200,004

Consolidated Financial Highlights (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	Virtus AlphaSimplex Managed Futures ETF
	For the Year Ended July 31, 2025	For the Period May 16, 2024[1] Through July 31, 2024
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.19	$25.00
Investment operations:
Net investment income[2]	0.24	0.21
Net realized and unrealized loss	(2.78)	(0.02)
Total from investment operations	(2.54)	0.19

Less Distributions from:
Net investment income	(0.39)	—
Total distributions	(0.39)	—
Net Asset Value, End of period	$22.26	$25.19
Net Asset Value Total Return[3]	(10.15)%	0.75%
Net assets, end of period (000’s omitted)	$16,137	$8,816

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.80%	0.92%[4]
Net investment income	1.05%	4.02%[4]
Portfolio turnover rate[5]	0%	0%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Period August 3, 2021[1] Through July 31, 2022
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$18.72	$20.99	$24.46	$25.55
Investment operations:
Net investment income[2]	0.34	0.20	0.20	0.14
Net realized and unrealized gain (loss)	1.62	(2.28)	(3.52)	(1.12)
Total from investment operations	1.96	(2.08)	(3.32)	(0.98)

Less Distributions from:
Net investment income	(0.28)	(0.19)	(0.15)	(0.11)
Total distributions	(0.28)	(0.19)	(0.15)	(0.11)
Net Asset Value, End of period	$20.40	$18.72	$20.99	$24.46
Net Asset Value Total Return[3]	10.64%	(9.90)%	(13.55)%	(3.76)%
Net assets, end of period (000’s omitted)	$7,138	$5,617	$3,149	$3,669

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.59%	0.59%	0.59%	0.59%[4]
Expenses, prior to expense waivers	0.66%	0.66%	0.66%	0.66%[4]
Net investment income	1.89%	1.17%	0.89%	0.62%[4]
Portfolio turnover rate[5]	69%	96%	58%	39%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus KAR Mid-Cap ETF
For the Period October 15, 2024[1] Through July 31, 2025
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment loss[2]	0.00[3]
Net realized and unrealized loss	(0.42)
Total from investment operations	(0.42)

Less Distributions from:
Net investment income	(0.01)
Total distributions	(0.01)
Net Asset Value, End of period	$24.57
Net Asset Value Total Return[4]	(1.68)%
Net assets, end of period (000’s omitted)	$29,484

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.80%[5]
Net investment loss	(0.02)%[5]
Portfolio turnover rate[6]	10%[7]

1Commencement of operations.

2Based on average shares outstanding.

3Less than $0.005.

4Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

5Annualized.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet ABS/MBS ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Period February 9, 2021[1] Through July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.19	$23.43	$23.57	$25.03	$25.00
Investment operations:
Net investment income[2]	1.30	1.13	0.77	0.38	0.17
Net realized and unrealized gain (loss)	0.22	0.73	(0.17)	(1.41)	0.04
Total from investment operations	1.52	1.86	0.60	(1.03)	0.21

Less Distributions from:
Net investment income	(1.27)	(1.10)	(0.74)	(0.43)	(0.18)
Total distributions	(1.27)	(1.10)	(0.74)	(0.43)	(0.18)
Net Asset Value, End of period	$24.44	$24.19	$23.43	$23.57	$25.03
Net Asset Value Total Return[3]	6.43%	8.17%	2.62%	(4.12)%	0.85%
Net assets, end of period (000’s omitted)	$52,537	$9,677	$12,886	$12,966	$15,017

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.39%	0.39%	0.39%	0.39%	0.39%[4]
Expenses, prior to expense waivers	0.49%	0.49%	0.49%	0.49%	0.49%[4]
Net investment income	5.34%	4.79%	3.32%	1.56%	1.49%[4]
Portfolio turnover rate[5]	70%	60%	42%	47%	24%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Short Duration Core Plus Bond ETF
	For the Year Ended July 31, 2025	For the Period November 15, 2023[1] Through July 31, 2024
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.88	$25.28
Investment operations:
Net investment income[2]	1.18	0.97
Net realized and unrealized gain	0.22	0.51
Total from investment operations	1.40	1.48

Less Distributions from:
Net investment income	(1.37)	(0.88)
Net realized gains	(0.03)	—
Total distributions	(1.40)	(0.88)
Net Asset Value, End of period	$25.88	$25.88
Net Asset Value Total Return[3]	5.57%	5.94%
Net assets, end of period (000’s omitted)	$11,647	$10,350

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.35%	0.35%[4]
Expenses, prior to expense waivers	0.40%	0.40%[4]
Net investment income	4.55%	5.35%[4]
Portfolio turnover rate[5]	46%	24%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Short Duration High Yield Bond ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$21.71	$21.27	$21.43	$24.69	$23.51
Investment operations:
Net investment income[1]	1.46	1.58	1.39	1.29	1.04
Net realized and unrealized gain (loss)	0.07 [2]	0.44	(0.11)	(3.27)	1.21
Total from investment operations	1.53	2.02	1.28	(1.98)	2.25

Less Distributions from:
Net investment income	(1.41)	(1.58)	(1.44)	(1.28)	(1.07)
Total distributions	(1.41)	(1.58)	(1.44)	(1.28)	(1.07)
Net Asset Value, End of year	$21.83	$21.71	$21.27	$21.43	$24.69
Net Asset Value Total Return[3]	7.28%	9.94%	6.31%	(8.29)%	9.78%
Net assets, end of year (000’s omitted)	$30,648	$3,343	$4,339	$4,371	$6,272

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.39%	0.42%	0.49%	0.49%	0.62%
Expenses, prior to expense waivers	0.39%	1.55%	2.88%	2.32%	1.88%
Net investment income	6.75%	7.40%	6.62%	5.51%	4.27%
Portfolio turnover rate[4]	71%	32%	46%	67%	121%

1Based on average shares outstanding.

2The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus Seix AAA Private Credit CLO ETF
For the Period December 2, 2024[1] Through July 31, 2025
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.91
Net realized and unrealized loss	(0.05)
Total from investment operations	0.86

Less Distributions from:
Net investment income	(0.92)
Total distributions	(0.92)
Net Asset Value, End of period	$24.94
Net Asset Value Total Return[3]	3.51%
Net assets, end of period (000’s omitted)	$18,708

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.29%[4]
Net investment income	5.58%[4]
Portfolio turnover rate[5]	87%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Seix Senior Loan ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$23.84	$23.78	$23.45	$25.06	$24.26
Investment operations:
Net investment income[1]	1.81	2.22	1.91	1.12	0.79
Net realized and unrealized gain (loss)	(0.27)	(0.03)	0.23	(1.57)	0.86
Total from investment operations	1.54	2.19	2.14	(0.45)	1.65

Less Distributions from:
Net investment income	(1.77)	(2.13)	(1.81)	(1.03)	(0.85)
Net realized gains	—	—	—	(0.13)	—
Total distributions	(1.77)	(2.13)	(1.81)	(1.16)	(0.85)
Net Asset Value, End of year	$23.61	$23.84	$23.78	$23.45	$25.06
Net Asset Value Total Return[2]	6.70%	9.62%	9.46%	(1.93)%	6.94%
Net assets, end of year (000’s omitted)	$310,532	$170,445	$77,286	$73,852	$38,839

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.57%[3]	0.57%[3]	0.62%[4]	0.57%	0.57%
Expenses, prior to expense waivers	0.58%[3]	0.58%[3]	0.63%[4]	0.57%	0.57%
Net investment income	7.66%	9.31%	8.12%	4.58%	3.20%
Portfolio turnover rate[5]	256%	286%	364%	592%	851%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3The ratios of expenses to average net assets include interest expense fees/line of credit commitment fees of 0.01%.

4The ratios of expenses to average net assets include interest expense fees of 0.05%.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Period December 12, 2022[1] Through July 31, 2023
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$26.83	$25.21	$25.00
Investment operations:
Net investment income[2]	2.17	2.19	1.60
Net realized and unrealized gain	1.06	1.49	0.13
Total from investment operations	3.23	3.68	1.73

Less Distributions from:
Net investment income	(2.69)	(2.06)	(1.52)
Total distributions	(2.69)	(2.06)	(1.52)
Net Asset Value, End of period	$27.37	$26.83	$25.21
Net Asset Value Total Return[3]	12.60%	15.38%	7.22%
Net assets, end of period (000’s omitted)	$15,051	$9,391	$3,781

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55%	0.55%	0.58%[4,5]
Net investment income	8.06%	8.48%	10.24%[4]
Portfolio turnover rate[6]	107%	126%	57%[7]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5The ratios of expenses to average net assets includes tax expense fees of 0.03%.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Terranova U.S. Quality Momentum ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Period November 17, 2020[1] Through July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$34.70	$29.64	$27.35	$30.28	$24.92
Investment operations:
Net investment income[2]	0.33	0.26	0.36	0.26	0.12
Net realized and unrealized gain (loss)	6.32	5.21	2.26	(3.05)	5.26
Total from investment operations	6.65	5.47	2.62	(2.79)	5.38

Less Distributions from:
Net investment income	(0.27)	(0.41)	(0.33)	(0.14)	(0.02)
Total distributions	(0.27)	(0.41)	(0.33)	(0.14)	(0.02)
Net Asset Value, End of period	$41.08	$34.70	$29.64	$27.35	$30.28
Net Asset Value Total Return[3]	19.20%	18.66%	9.72%	(9.27)%	21.58%
Net assets, end of period (000’s omitted)	$207,439	$111,042	$100,763	$87,516	$84,775

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%[4]
Net investment income	0.86%	0.84%	1.31%	0.88%	0.62%[4]
Portfolio turnover rate[5]	117%	99%	121%	117%	89%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Notes to Financial Statements

July 31, 2025

1.ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of July 31, 2025, ten funds of the Trust are offered for sale. Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus KAR Mid-Cap ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Seix AAA Private Credit CLO ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented in this annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Investment objective(s)
Virtus AlphaSimplex Managed Futures ETF	Seeks to generate positive absolute returns over time.
Virtus Duff & Phelps Clean Energy ETF	Seeks capital appreciation.
Virtus KAR Mid-Cap ETF	Seeks long-term capital appreciation.
Virtus Newfleet ABS/MBS ETF	Seeks income.
Virtus Newfleet Short Duration Core Plus Bond ETF	Seeks to provide a high level of total return, including current income, while limiting fluctuations in net asset value.
Virtus Newfleet Short Duration High Yield Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Seix AAA Private Credit CLO ETF	Seeks current income and capital preservation.
Virtus Seix Senior Loan ETF	Seeks to provide a high level of current income.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Seeks current income and, secondarily, capital appreciation.
Virtus Terranova U.S. Quality Momentum ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index.

The Virtus KAR Mid-Cap ETF commenced operations on October 15, 2024. The Virtus Seix AAA Private Credit CLO ETF commenced operations on December 2, 2024. There is no guarantee that a Fund will achieve its objective(s).

Virtus Duff & Phelps Clean Energy ETF, Virtus KAR Mid-Cap ETF, Virtus Seix AAA Private Credit CLO ETF, Virtus Seix Senior Loan ETF and Virtus Stone Harbor Emerging Markets High Yield Bond ETF each are “non-diversified” Funds, as defined under the 1940 Act.

2. BASIS of CONSOLIDATION

The Virtus AlphaSimplex Managed Futures ETF invests in commodity-related instruments through VATS Offshore Fund, Ltd., a wholly-owned subsidiary of Virtus AlphaSimplex Managed Futures ETF, organized under the laws of the Cayman Islands (the “Subsidiary”). A subscription agreement was entered into between the Fund and Subsidiary with the intent that the Fund will remain the sole shareholder and primary beneficiary of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is governed by a separate Board of Directors that is independent of the Fund’s Board. As of July 31, 2025, the value of the Fund’s investment in the Subsidiary was as follows:

Fund	Investment in Subsidiary	Percentage of Total Assets
Virtus AlphaSimplex Managed Futures ETF	$759,710	4.6%

3.SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a)Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

July 31, 2025

(b)Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c)Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded.Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price.Such valuations are typically categorized as Level 1 in the fair value hierarchy.The Board of Trustees of the Trust (the “Board”) has designated Virtus Investment Advisers, LLC (“VIA”) with respect to each Fund (other than the Virtus AlphaSimplex Managed Futures ETF) and Virtus Alternative Investment Advisers, LLC (“VAIA”) with respect to the Virtus AlphaSimplex Managed Futures ETF (VIA and VAIA, each an “Adviser”) to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any of the Funds’ investments.References to the “Adviser” shall mean VIA or VAIA, as the case may be, with respect to the applicable Fund.Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board.Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy.

(d)Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at July 31, 2025, is disclosed at the end of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Notes to Financial Statements (continued)

July 31, 2025

(e)Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method.

(f)Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund.

(g)Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(h)When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

(i)Loan Agreements

The Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR (Secured Overnight Financing Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(j)Private Credit CLOs

CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities

Notes to Financial Statements (continued)

July 31, 2025

only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.

The risks of investing in CLOs include both the economic risks of the underlying loans, which are rated below investment grade (i.e., junk bonds), combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which a Fund is invested.

There are certain risks inherent in investing in CLOs that provide exposure to private credit, in particular the risks of their underlying investments, which include liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Private credit securities also carry risks associated with unclear ownership.

(k)Mortgage-Related and Other Asset-Back Securities

Certain Funds may invest in mortgage-related and other asset-backed securities, which collectively are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments, where applicable. For this and other reasons, an asset-backed security’s stated maturity may be different, and the security’s total return may be difficult to predict precisely.

Mortgage-related securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities, such as commercial banks and other private lenders. Mortgage-related securities represent ownership in “pools” of mortgage loans assembled for sale to investors by various government agencies, such as the Government National Mortgage Association (“GNMA”), and government-related organizations, such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Fund’s portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. The longer the remaining maturity of a security the greater the effect of interest rate changes will be. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of its creditworthiness also affect the market value of that issuer’s debt securities.

4. Derivative Financial Instruments and Transactions

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Virtus AlphaSimplex Managed Futures ETF uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Consolidated Statement of Operations as “Net realized gain (loss) on futures.” During the year ended July 31, 2025, the Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolio. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the sub adviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and5) if the Fund cannot close out a futures position, it

Notes to Financial Statements (continued)

July 31, 2025

may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after the Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statement of Assets and Liabilities as “Cash pledged as collateral for futures contracts, if any.

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statement of Assets and Liabilities at July 31, 2025:

Virtus AlphaSimplex Managed Futures ETF

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Asset Derivatives:
Unrealized appreciation on futures contracts*	$30,560	$161,398	$5,057	$1,050	$198,065
Total Asset Derivatives	$30,560	$161,398	$5,057	$1,050	$198,065

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Liability Derivatives:
Unrealized depreciation on futures contracts*	$157,197	$2,009	$166,093	$20,488	$345,787
Total Liability Derivatives	$157,197	$2,009	$166,093	$20,488	$345,787

*Represents cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statement of Assets and Liabilities for exchange-traded futures contracts.

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statement of Operations for the year ended July 31, 2025.

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Net realized gain (loss) on:
Futures	$(93,644)	$(603,306)	$(319,616)	$(389,880)	$(1,406,446)
Total net realized gain (loss)	$(93,644)	$(603,306)	$(319,616)	$(389,880)	$(1,406,446)

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Net change in unrealized appreciation (depreciation) on:
Futures	$(182,323)	$144,325	$(78,248)	$(10,250)	$(126,496)
Total net change in unrealized appreciation (depreciation) on:	$(182,323)	$144,325	$(78,248)	$(10,250)	$(126,496)

The table below shows the quarterly average volume of the derivatives held for the year ended July 31, 2025.

Virtus AlphaSimplex Managed Futures ETF
Futures Contracts - Long Positions(1)	$209
Futures Contracts - Short Positions(1)	(20,849)

(1)Average unrealized for the period.

Notes to Financial Statements (continued)

July 31, 2025

5.INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

Effective January 1, 2025, VIA replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to each Fund (other than the Virtus AlphaSimplex Managed Futures ETF) and VAIA replaced VEA as the investment adviser to the Virtus AlphaSimplex Managed Futures ETF.References to the “Adviser” shall mean VIA or VAIA, as the case may be, with respect to the applicable Fund.

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (collectively, the “Advisory Agreement”) with the Adviser, an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of each Fund, except for the following expenses, each of which is paid by the applicable Fund: the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Adviser is entitled to receive a fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
Virtus AlphaSimplex Managed Futures ETF	0.80%
Virtus Duff & Phelps Clean Energy ETF	0.66	%(1)
Virtus KAR Mid-Cap ETF	0.80%
Virtus Newfleet ABS/MBS ETF	0.49	%(2)
Virtus Newfleet Short Duration Core Plus Bond ETF	0.40	%(3)
Virtus Newfleet Short Duration High Yield Bond ETF	0.39%
Virtus Seix AAA Private Credit CLO ETF	0.29%
Virtus Seix Senior Loan ETF	0.57	%(4)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	0.55%
Virtus Terranova U.S. Quality Momentum ETF	0.29%

1The Adviser has contractually agreed to waive a portion of the Fund’s advisory fee equal to 0.07% of the Fund’s average daily net assets through at least November 28, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

2The Adviser has contractually agreed to waive a portion of the Fund’s advisory fee equal to 0.10% of the Fund’s average daily net assets through at least November 28, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

3The Adviser has contractually agreed to waive a portion of the Fund’s advisory fee equal to 0.05% of the Fund’s average daily net assets through at least November 30, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

4The Adviser has contractually agreed to waive a portion of the Fund’s advisory fee equal to 0.01% of the Fund’s average daily net assets through at least November 28, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

The Advisory Agreement may be terminated by the Trust on behalf of each Fund with the approval of each Fund’s Board or by a vote of the majority of the Funds’ shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice. Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below.

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus AlphaSimplex Managed Futures ETF	AlphaSimplex Group, LLC(1)	50% of the net advisory fee(2)
Virtus Duff & Phelps Clean Energy ETF	Duff & Phelps Investment Management Co.(1)	50% of the net advisory fee(2)
Virtus KAR Mid-Cap ETF	Kayne Anderson Rudnick Investment Management, LL	50% of the net advisory fee(2)

Notes to Financial Statements (continued)

July 31, 2025

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus Newfleet ABS/MBS ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(2)
Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(2)
Virtus Newfleet Short Duration High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(3)
Virtus Seix AAA Private Credit CLO ETF	Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors(1)	50% of the net advisory fee(2)
Virtus Seix Senior Loan ETF	Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors(1)	50% of the net advisory fee(2)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Stone Harbor Investment Partners(1)	50% of the net advisory fee(2)

(1)An indirect wholly-owned subsidiary of Virtus.

(2)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under the Adviser’s unified fee arrangement. In the event that the Adviser waives all or a portion of its fee pursuant to an applicable waiver agreement, then the Sub-Adviser will waive its fee in the same proportion as the Adviser.

(3)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after accounting for any applicable fee waiver and/or expense limitation agreement, which will not include reimbursement of the Adviser for any expenses or recapture of prior waivers. In the event the Adviser waives its entire fee and also assumes expenses of the Fund pursuant to an applicable expense limitation agreement, the Sub- Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan under which each of Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus KAR Mid-Cap ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Seix AAA Private Credit CLO ETF ,Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services. No 12b-1 fees are currently paid by the Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Notes to Financial Statements (continued)

July 31, 2025

Affiliated Shareholders

At July 31, 2025, Virtus Partners, Inc. held shares of the following funds which may be sold at any time that aggregated to the following:

Funds	Shares	% of shares outstanding
Virtus AlphaSimplex Managed Futures ETF	200,004	27.6%
Virtus Duff & Phelps Clean Energy ETF	65,504	18.7%
Virtus KAR Mid-Cap	100,004	8.3%
Virtus Newfleet ABS/MBS ETF	150,004	7.0%
Virtus Newfleet Short Duration Core Plus Bond ETF	392,004	87.1%
Virtus Newfleet Short Duration High Yield Bond ETF	54,000	3.8%
Virtus Seix AAA Private Credit CLO ETF	400,004	53.3%
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	98,804	18.0%

6.CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at net asset value in aggregate blocks of shares or multiples thereof called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Funds. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional variable fee to the extent a Fund permits or requires Authorized Participants to purchase Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to a Fund and are charged to defray the transaction costs incurred by a Fund when buying Deposit Securities, and also to cover spreads and slippage costs and protect existing shareholders. Variable fees received by a Fund, if any, is disclosed in the shareholder transaction section of the Statement of Changes in Net Assets.

7.FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Virtus AlphaSimplex Managed Futures ETF’s investment in its Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2022, 2023 and 2024), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2025, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. Certain Funds may be subject to foreign taxes on income and gains on investments, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Notes to Financial Statements (continued)

July 31, 2025

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the year ended July 31, 2025, the Funds had no accrued penalties or interest.

At July 31, 2025, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Virtus AlphaSimplex Managed Futures ETF	$—	$94,805	$—	$94,805
Virtus Duff & Phelps Clean Energy ETF	6,153,240	1,451,288	(641,084)	810,204
Virtus KAR Mid-Cap ETF	28,249,175	1,604,851	(2,292,693)	(687,842)
Virtus Newfleet ABS/MBS ETF	51,634,604	306,435	(112,347)	194,088
Virtus Newfleet Short Duration Core Plus Bond ETF	11,305,832	173,751	(11,929)	161,822
Virtus Newfleet Short Duration High Yield Bond ETF	30,511,033	283,724	(453,401)	(169,677)
Virtus Seix AAA Private Credit CLO ETF	18,446,997	10,477	(49,321)	(38,844)
Virtus Seix Senior Loan ETF	306,126,929	3,076,008	(3,427,704)	(351,696)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	14,108,355	668,761	(155,057)	513,704
Virtus Terranova U.S. Quality Momentum ETF	184,827,795	23,449,780	(2,922,667)	20,527,113

At July 31, 2025, the components of accumulated earnings/loss on a tax-basis were as follows:

Funds	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
Virtus AlphaSimplex Managed Futures ETF	$6,582	$ (1,444,386)	$ (26,386)	$ (1,464,190)
Virtus Duff & Phelps Clean Energy ETF	40,612	(1,484,130)	810,469	(633,049)
Virtus KAR Mid-Cap ETF	40,042	—	(687,842)	(647,800)
Virtus Newfleet ABS/MBS ETF	202,584	(711,711)	194,088	(315,039)
Virtus Newfleet Short Duration Core Plus Bond ETF	76,329	—	161,822	238,151
Virtus Newfleet Short Duration High Yield Bond ETF	68,598	(3,290,982)	(169,677)	(3,392,061)
Virtus Seix AAA Private Credit CLO ETF	—	(4,369)	(38,844)	(43,213)
Virtus Seix Senior Loan ETF	888,487	(8,645,729)	(351,696)	(8,108,938)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	141,277	63,768	513,704	718,749
Virtus Terranova U.S. Quality Momentum ETF	922,333	(43,088,340)	20,527,113	(21,638,894)

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended July 31, 2025, the Funds incur and or elect to defer Post-October Losses and Late Year Ordinary Losses as follows:

	Capital Post-October Losses	Late-year Ordinary Losses
Virtus AlphaSimplex Managed Futures ETF	—	2,949
Virtus KAR Mid-Cap ETF	—	7,494

Notes to Financial Statements (continued)

July 31, 2025

The tax character of distributions paid during the years ended July 31, 2025 and July 31, 2024 were as follows:

	2025		2024
Funds	Distributions Paid From Ordinary Income*	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income*	Distributions Paid From Long-Term Capital Gains
Virtus AlphaSimplex Managed Futures ETF	$187,522	$—	$—	$—
Virtus Duff & Phelps Clean Energy ETF	91,033	—	64,720	—
Virtus KAR Mid-Cap ETF	7,397	—	—	—
Virtus Newfleet ABS/MBS ETF	1,534,956	—	471,849	—
Virtus Newfleet Short Duration Core Plus Bond ETF	596,090	—	353,755	—
Virtus Newfleet Short Duration High Yield Bond ETF	1,118,714	—	249,125	—
Virtus Seix AAA Private Credit CLO ETF	656,978	—	—	—
Virtus Seix Senior Loan ETF	20,533,283	—	9,929,284	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	1,181,319	33,640	616,640	—
Virtus Terranova U.S. Quality Momentum ETF	1,027,759	—	1,115,017	—

*Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes.

At July 31, 2025, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Funds	Short-Term No Expiration	Long-Term No Expiration	Total
Virtus AlphaSimplex Managed Futures ETF	$718,889	$725,497	$1,444,386
Virtus Duff & Phelps Clean Energy ETF	325,123	1,159,007	1,484,130
Virtus KAR Mid-Cap ETF	—	—	—
Virtus Newfleet ABS/MBS ETF	92,289	619,422	711,711
Virtus Newfleet Short Duration Core Plus Bond ETF	—	—	—
Virtus Newfleet Short Duration High Yield Bond ETF	541,376	2,749,606	3,290,982
Virtus Seix AAA Private Credit CLO ETF	4,369	—	4,369
Virtus Seix Senior Loan ETF	4,338,500	4,307,229	8,645,729
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	—	—	—
Virtus Terranova U.S. Quality Momentum ETF	39,173,619	3,914,721	43,088,340

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. At July 31, 2025, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Funds	Distributable Earnings (Accumulated Deficit)	Paid-in- Capital
Virtus AlphaSimplex Managed Futures ETF	$134,466	$(134,466)
Virtus Duff & Phelps Clean Energy ETF	(22,841)	22,841
Virtus KAR Mid-Cap ETF	(240,862)	240,862
Virtus Newfleet ABS/MBS ETF	—	—
Virtus Newfleet Short Duration Core Plus Bond ETF	—	—
Virtus Newfleet Short Duration High Yield Bond ETF	—	—
Virtus Seix AAA Private Credit CLO ETF	2,993	(2,993)
Virtus Seix Senior Loan ETF	—	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	—	—
Virtus Terranova U.S. Quality Momentum ETF	(27,939,400)	27,939,400

Notes to Financial Statements (continued)

July 31, 2025

8.INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the year ended July 31, 2025 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
Virtus AlphaSimplex Managed Futures ETF	$—	$—	$—	$—
Virtus Duff & Phelps Clean Energy ETF	3,960,925	3,809,503	1,184,084	414,513
Virtus KAR Mid-Cap ETF	1,964,276	2,582,257	30,371,047	1,794,722
Virtus Newfleet ABS/MBS ETF	63,234,956	21,434,228	—	—
Virtus Newfleet Short Duration Core Plus Bond ETF	5,489,642	4,298,361	—	—
Virtus Newfleet Short Duration High Yield Bond ETF	37,337,878	11,321,775	—	—
Virtus Seix AAA Private Credit CLO ETF	34,328,336	15,873,671	—	—
Virtus Seix Senior Loan ETF	821,774,386	686,911,761	—	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	13,224,233	12,360,763	3,727,367	—
Virtus Terranova U.S. Quality Momentum ETF	181,110,772	180,329,496	205,716,976	133,627,889

Purchases and sales of investments in long-term U.S. Government Securities for the year ended July 31, 2025 were as follows:

Fund	Purchases	Sales
Virtus Newfleet Short Duration Core Plus Bond ETF	$693,243	$681,457

9.BORROWINGS

The Virtus Seix Senior Loan ETF (“Seix Fund”) and one other affiliated fund entered into a $125,000,000 unsecured syndicated line of credit agreement dated March 15, 2018, as amended,(“Seix Credit Agreement”), with two commercial banks. On March 8, 2024, the unsecured line of credit was renewed as a bilateral credit agreement with one of the commercial banks and the credit amount was reduced to $100,000,000. The Seix Credit Agreement allows the Seix Fund to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-fifth its total net assets. Each fund, that is a party to the Seix Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Unless renewed, the Seix Credit Agreement will terminate on March 6, 2026.

Under the Credit Agreement interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended July 31, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.

For the year ended July 31, 2025, the Seix Fund did not have outstanding borrowings.

10.INVESTMENT RISKS

As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information. Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.

Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

Notes to Financial Statements (continued)

July 31, 2025

The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.

Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.

11.CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of a Fund’s shares and the income it earns.

12. 10% SHAREHOLDERS

As of July 31, 2025, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Funds as detailed below:

Funds	% of Shares Outstanding	Number of Account
Virtus AlphaSimplex Managed Futures ETF	84%	3	*
Virtus Duff & Phelps Clean Energy ETF	82	1
Virtus KAR Mid-Cap ETF	85	2
Virtus Newfleet ABS/MBS ETF	93	3	*
Virtus Newfleet Short Duration Core Plus Bond ETF	87	1	*
Virtus Newfleet Short Duration High Yield Bond ETF	85	1
Virtus Seix AAA Private Credit CLO ETF	72	2
Virtus Seix Senior Loan ETF	82	3
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	84	3
Virtus Terranova U.S. Quality Momentum ETF	70	4

*Includes affiliated shareholder accounts

Notes to Financial Statements (continued)

July 31, 2025

13.RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.

14.SEGMENT REPORTING

Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.

15.SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Virtus ETF Trust II and Shareholders of Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus KAR Mid-Cap ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Seix AAA Private Credit CLO ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF, and Virtus Terranova U.S. Quality Momentum ETF.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (constituting Virtus ETF Trust II, hereafter collectively referred to as the “Funds”) as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Virtus AlphaSimplex Managed Futures ETF(1)*
Virtus Duff & Phelps Clean Energy ETF(2)
Virtus KAR Mid-Cap ETF(3)
Virtus Newfleet ABS/MBS ETF(2)
Virtus Newfleet Short Duration Core Plus Bond ETF(4)
Virtus Newfleet Short Duration High Yield Bond ETF(2)
Virtus Seix AAA Private Credit CLO ETF(5)
Virtus Seix Senior Loan ETF(2)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF(2)
Virtus Terranova U.S. Quality Momentum ETF(2)

(1) Consolidated statement of operations for the year ended July 31, 2025 and consolidated statement of changes in net assets for the year ended July 31, 2025 and the period May 16, 2024 (commencement of operations) through July 31, 2024.

(2) Statement of operations for the year ended July 31, 2025 and statement of changes in net assets for each of the years ended July 31, 2025 and July 31, 2024.

(3) Statement of operations and statement of changes in net assets for the period October 15, 2024 (commencement of operations) through July 31, 2025.

(4) Statement of operations for the year ended July 31, 2025, and statement of changes in net assets for the year ended July 31, 2025 and the period November 15, 2023 (commencement of operations) through July 31, 2024.

(5) Statement of operations and statement of changes in net assets for the period December 2, 2024 (commencement of operations) through July 31, 2025.

*The financial statements for Virtus AlphaSimplex Managed Futures ETF are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 25, 2025

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

Other Information (unaudited)

FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants

None.

FORM N-CSR ITEM 9 - Proxy Disclosure

None.

FORM N-CSR ITEM 10 - Remuneration Paid to Trustees

(1) No remuneration was paid by the company during the period covered by the report to any Trustee on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustee on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officer of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Board Considerations for Virtus KAR Mid-Cap ETF

During executive session, the Independent Trustees of Virtus ETF Trust II (the “Trust”) considered the following factors in connection with their approval of the continuance of the advisory and sub-advisory agreements as listed below for the Trust.

August 15, 2024 Consideration of Approval of Advisory Agreement and Sub-Advisory Agreement for Virtus KAR Mid-Cap ETF (the “Fund”)

On August 15, 2024, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”), and an investment sub-advisory agreement among Kayne Anderson Rudnick Investment Management, LLC (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”), each with respect to the Fund.

At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (the “Sub-Adviser Memorandum”). The Board also engaged with representatives of the Adviser and the Sub-Adviser to discuss the Fund.

Other Information (unaudited) (continued)

Advisory Agreement

In deciding on whether to approve the Advisory Agreement with the Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees will provide to the Fund, the services already provided by the Adviser related to organizing the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the quality of the services that the Adviser provides to other Virtus exchange-traded funds (“ETFs”), including other series of the Trust. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Fund. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Fund.

Investment performance of the Fund and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it will be providing. In conducting its review, the Board considered the fact that the Fund had not yet commenced operations and therefore had no investment performance to consider. Therefore, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing other Virtus ETFs and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of the Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangements between the Adviser and the Fund under the Advisory Agreement. The Board considered that the Advisory Agreement provided for a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board noted that, under the unified fee arrangement, the Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board also considered the financial condition of the Adviser and the level of commitment to the Fund by the Adviser, including the Adviser’s payment of startup costs for the Fund; potential benefits to the Adviser in managing the Fund, including promotion of the Adviser’s name; and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the proposed management fee and anticipated net expense ratio of the Fund to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund, and assets under management (“AUM”) comparable to the projected asset levels of the Fund (the “Peer Group”). Specifically, the Board noted that the proposed management fee for the Fund was above the average and median management fees and expense ratios, but below the highest, of its Peer Group. The Board noted that the Peer Group was comprised of only two actively managed exchange-traded funds with explicit mid-cap objectives and, therefore, also considered the Fund’s proposed fees and expenses relative to a broader mutual fund peer group (the “Secondary Peer Group”) to create an adequate sample size. The Board noted that although the proposed management fee for the Fund was above the average and median management fee for the Secondary Peer Group it was below the average and median expense ratio for the Secondary Peer Group.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Adviser by the Fund would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Adviser. The Board also considered that the Fund would likely experience benefits from the proposed unified fee arrangement and would continue to do so even after the Adviser reaches firm-wide profitability. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Adviser would be appropriate.

Other benefits to be derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that affiliates of the Adviser will serve as principal underwriter and operational administrator for the Fund, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.

Other Information (unaudited) (continued)

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser, including, without limitation, the investment advisory services, the Sub-Adviser’s compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the quality of the services that the Sub-Adviser provides to other funds, including certain Virtus mutual funds. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business), the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Sub-Adviser would be satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser. In particular, the Board considered the Sub-Adviser’s experience, including specifically expertise in mid-cap strategies and the experience of the Sub-Adviser’s portfolio managers. The Board discussed with the Sub-Adviser the investment objective and strategies for the Fund and the Sub-Adviser’s plans for implementing the strategies. After consideration of these factors, the Board determined that the Sub-Adviser would be an appropriate sub-adviser to the Fund.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangement between the Sub-Adviser and the Adviser under the Sub-Advisory Agreement. The Board considered the fact that the Advisory Agreement provided for a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board considered the extent to which the Sub-Adviser would bear a portion of Fund expenses. The Board noted that, under the unified fee arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the projected asset levels of the Fund; and the overall projected expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the name of the Sub-Adviser.

The Board compared the proposed fees and anticipated expenses of the Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Fund and AUM comparable to the Fund’s projected asset levels, as noted above. The Board also considered the proposed fees of the Fund as they relate to other mutual funds sponsored by the Sub-Adviser. The Board also noted that the Sub-Adviser was an affiliate of the Adviser. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Sub-Adviser (pursuant to the Advisory Agreement) would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Sub-Adviser. The Board considered that the Fund would likely experience benefits from the proposed unified fee arrangement, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the Fund would likely continue to experience such benefits even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to pay or contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under the Sub-Advisory Agreement. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Sub-Adviser would be appropriate.

Other Information (unaudited) (continued)

Other benefits to be derived by the Sub-Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fees). For example, the Board noted that the Sub-Adviser may obtain reputational benefits from the success of the Fund or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Sub-Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement on behalf of the Fund.

Supplemental Information (unaudited)

Discount & Premium Information

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended July 31, 2025, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by each Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

Funds	QDI	DRD
Virtus AlphaSimplex Managed Futures ETF,	0%	0%
Virtus Duff & Phelps Clean Energy ETF	93%	27%
Virtus KAR Mid-Cap ETF	85%	87%
Virtus Newfleet ABS/MBS ETF	0%	0%
Virtus Newfleet Short Duration Core Plus Bond ETF	0%	0%
Virtus Newfleet Short Duration High Yield Bond ETF	0%	0%
Virtus Seix AAA Private Credit CLO ETF	0%	0%
Virtus Seix Senior Loan ETF	0%	0%
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	0%	0%
Virtus Terranova U.S Momentum ETF	100%	98%

8572(09/25)

c/o VP Distributors, LLC
One Financial Plaza
Hartford, Connecticut 06103

(b)   The Financial Highlights are attached herewith above under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	October 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	October 8, 2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Treasurer, Chief Financial Officer & Principal Financial Officer
(Principal Financial Officer/Principal Accounting Officer)

Date	October 8, 2025

* Print the name and title of each signing officer under his or her signature.